AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27 , 2007

Securities Act Registration No. 33-66080
Investment Company Act Registration No. 811-7874

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

POST-EFFECTIVE AMENDMENT NO. 29	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

AMENDMENT NO. 30	☒

JPMORGAN INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1111 Polaris Parkway
Columbus, Ohio 43271-0211
(Address of Principal Executive Offices)

1-800-480-4111
(Registrant’s Telephone Number)

Stephen M. Benham, Esquire
245 Park Avenue
New York, NY 10167
(Name and Address of Agent for Service)

Copies To:

Alan G. Priest, Esquire Ropes & Gray One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948	Elizabeth A. Davin, Esquire JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, Ohio 43271-0152

Approximate Date of Proposed Public Offering: Immediately upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2007 pursuant to paragraph (b)

☐	on ( date ) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2). This Post-Effective Amendment is being filed to include Prospectuses and a Statement of Additional Information relating to Class 2 shares of JPMorgan Insurance Trust (the “Trust”). Except as otherwise specifically indicated, the amendment does not delete or supercede any Prospectus or Statement of Additional Information in any prior post-effective amendment.

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS MAY 1, 2007

JPMorgan

Insurance

Trust

Class 1 Shares

JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio*
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust Government Bond Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
  (formerly JPMorgan Insurance Trust Large Cap Growth Portfolio)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

*	Closed to new investors. Additional and new investments are permitted as described in the section entitled “ Shareholder Information – Purchasing Portfolio Shares.”

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Insurance Trust Balanced Portfolio	1
JPMorgan Insurance Trust Core Bond Portfolio	9
JPMorgan Insurance Trust Diversified Equity Portfolio	1 5
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio	2 1
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	2 6
JPMorgan Insurance Trust Equity Index Portfolio	3 2
JPMorgan Insurance Trust Government Bond Portfolio	3 7
JPMorgan Insurance Trust Intrepid Growth Portfolio	4 3
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	4 8
The Portfolios’ Management and Administration	5 3
Shareholder Information	5 6
Pricing Portfolio Shares	5 6
Purchasing Portfolio Shares	5 6
Redeeming Portfolio Shares	5 7
Abusive Trading	5 7
Voting and Shareholder Meetings	5 8
Questions	5 8
Distributions and Taxes	5 8
Availability of Proxy Voting Record	5 9
Portfolio Holdings Disclosure	5 9
Risk and Reward Elements for the Portfolios	60
Legal Proceedings	6 7
Financial Highlights	6 8
How To Reach Us	Back cover

These Portfolios are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective and policies of the Portfolios may be similar to other funds managed or advised by JPMorgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolios may be higher or lower than, and there is no guarantee that the investment results of the Portfolios will be comparable to, any other JPMorgan fund.

JPMorgan Insurance Trust
    Balanced Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks to provide total return while preserving capital.

The Portfolio’s Main Investment Strategy

Drawing on a variety of analytical tools, under normal circumstances, the Portfolio’s adviser allocates assets among various types of equity and fixed income investments, based on the following model allocation:

•	30%–60% medium- and large-cap U.S. equity securities

•	25%–50% U.S. and foreign fixed income securities

•	0%–30% foreign equity securities

•	0%–20% small-cap U.S. equity securities

The adviser, JPMorgan Investment Advisors Inc. (JPMIA), may periodically increase or decrease the Portfolio’s actual asset allocation according to the relative attractiveness of each asset class.

Within its equity allocations, the Portfolio primarily invests in the common stock and convertible securities of U.S. and foreign companies.

Within its fixed income allocations, the Portfolio primarily invests in corporate bonds, mortgage-backed securities, and mortgage “dollar rolls.” Some of these securities may be purchased on a forward commitment basis. The Portfolio may also invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

At least 75% of the Portfolio’s bonds must be rated investment grade by Moody’s Investors Service (Moody’s), Standard & Poor’s (S&P), Fitch Ratings (Fitch), or the equivalent by another national rating organization including at least 65% A or better. The Portfolio may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody’s, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bonds.

The Portfolio may invest in mortgage-backed securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities at a future date.

In addition to purchasing securities directly, the Portfolio may invest up to 20% of its assets in shares of other JPMorgan Funds in order to expose the Portfolio to certain asset classes when the adviser believes it is appropriate and the investments in the JPMorgan Funds will be considered part of the applicable asset class when the percentages for the asset allocation model are calculated. Beginning as of the date of this prospectus, the Portfolio will utilize underlying funds for small-cap U.S. equity and foreign equity exposure. See the “Underlying Funds for the Portfolio” on page 4 for more information on the Underlying Funds the Portfolio currently intends to use ; the Portfolio may utilize other JPMorgan Funds in the future.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its a ssets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

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BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

Within its asset allocation framework, the adviser selects the Portfolio’s securities. With the stock portion of the portfolio, the Portfolio keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration — a common measurement of sensitivity to interest rate movements — within one year of the average for the U.S. investment grade bond universe (currently about five years).

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed fund. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Foreign Securities Risk.  To the extent that the Portfolio invests in foreign securities, investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Portfolio’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. These risks increase when investing in issuers located in emerging markets , and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment . The Portfolio’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Portfolio’s yield on those securities would be decreased.

Smaller Cap Company Risk.  Although the Portfolio may invest in equity investments of all companies across all market capitalizations, the Portfolio’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less

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frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk.  If the Portfolio invests in shares of another investment company, shareholders may bear not only their proportionate share of the Portfolio’s expenses, but also similar expenses of the investment company. Because JPMIA or its affiliates provide services to and receive fees from the underlying funds, investments in the Portfolio benefit JPMIA and its affiliates.

Interest Rate .  The Portfolio’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.   There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

High Yield Securities Risk.   The Portfolio may also invest in non-investment grade bonds, also known as high yield securities or junk bonds. One of the Portfolio’s main investment strategies is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Portfolio is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Prepayment and Call Risk.  As part of its main investment strategy, the Portfolio invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac

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    Balanced Portfolio

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are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

Underlying Funds for the Portfolios

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities of the above countries. The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MCSI) Emerging Markets Equity Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. By emphasizing undervalued securities, the Fund has the potential to produce returns that exceed those of the Fund’s benchmark. At the same time, the Fund seeks to limit its volatility to that of the benchmark. The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may also invest in debt securities, high yield debt securities, mortgage-related securities, high-quality, short-term money market instruments, and repurchase agreements.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies, currencies of other countries in which it can invest, derivatives, investment-grade debt securities, and mortgage-related securities. In managing the Fund, J.P. Morgan Investment Management Inc. (“JPMIM”) seeks to diversif y the Fund’s portfolio by investing in at least three different issuers in countries other than the United States, but may invest a substantial part of its assets in just one country. The Fund intends to invest in companies (or governments) in the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada, and other countries or other areas that JPMIM may select from time to time. A substantial part of the Fund’s assets may be invested in U.S.

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companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index. However, the Fund may also invest in companies or governments in emerging markets.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 stocks at the time of purchase. The Fund invests primarily in common stock.

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    Balanced Portfolio

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The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, two broad-based securities market indices, and the Lipper Variable Underlying Funds Balanced Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. Performance is also compared to the Portfolio Benchmark , which is a composite benchmark of unmanaged indices that corresponds to the Portfolio’s model allocation and that consists of the S&P 500 (60%) and Lehman Brothers Aggregate Bond (40%) indices. The Portfolio Benchmark is provided in order to include a comparison that has both equity and fixed income components. Finally t he Portfolio is comparing its performance to the Lehman Brothers Intermediate Government/Credit Bond Index, its former fixed income benchmark and the Lipper Balanced Funds Index, a former secondary index that represent s the total returns of similarly managed mutual funds .

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfo l io. Some of the companies that provided services to the Portfolio in the past agreed not to collect some fees and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 2nd quarter, 1997	11.84%
WORST QUARTER 3rd quarter, 2002	–8.93%

1	The Portfolio’s fiscal year end is 12/31.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2006

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 1 SHARES	10.98	4.48	6.81
S&P 500 INDEX 1ˆ	15.80	6.19	8.42
LEHMAN BROTHERS AGGREGATE BOND INDEX 2ˆ	4.33	5.06	6.24
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX 3ˆ	4.08	4.53	5.80
PORTFOLIO BENCHMARK4ˆ	11.12	5.99	7.88
LIPPER VARIABLE UNDERLYING FUNDS BALANCED FUNDS INDEX 5 ˆ	11.52	6.32	7.22
LIPPER BALANCED FUNDS INDEX5ˆ	11.60	6.51	7.44

1	The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses. The fixed income benchmark for the Portfolio has changed from the Lehman Brothers Intermediate Government/Credit Bond Index to the Lehman Brothers Aggregate Bond Index in order to better represent the revised investment policies of the Portfolio.

3	The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index representing the performance of U.S. Treasury and agency securities and investment grade corporate and international (dollar-denominated) bonds , with maturiti es between five and 10 years . The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

4	The performance of this benchmark does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of mutual fund expenses.

5	The performance of the Lipper Variable Underlying Funds Balanced Funds Index and Lipper Balanced Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio. The Portfolio has changed to the Lipper Variable Underlying Funds Balanced Funds Index because it is a closer comparison to the Portfolio.

ˆ	Investors cannot invest directly in an index.

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Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0. 5 5
Distribution (Rule 12b-1) Fees	N ONE
Other Expenses[1]	0.18
Total Annual Operating Expenses [2,3]	0.73

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 78 % for the period through 4/30/08.

3	“Acquired Fund Fees and Expenses” are not shown separately because such fees and expenses constituted less than 0.01% of the Portfolio’s average daily net assets for the fiscal year ended December 31, 2006. As discussed under “The Portfolio’s Main Investment Strategies” above, the Portfolio expects to invest up to 20% of its assets in other investment companies beginning May 1, 2007. Based on the initial allocation of the Portfolio’s assets to investment companies, it is estimated that “Acquired Fund Fees and Expenses” would be 0. 17% for the fiscal year ended December 31, 2007. The Portfolio’s adviser and/or administrator have voluntarily agreed to waive the weighted average pro rata amount of the advisory and shareholder servicing fees charged by the acquired funds; the increase in Total Annual Operating Expenses after considering the effect of the “Acquired Fund Fees and Expenses” and any corresponding fee waivers are estimated to be 0.04% during the current fiscal year. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as the allocation of the Portfolio’s assets, and may be higher or lower than this estimate.

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	75	233	406	906

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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JPMorgan Insurance Trust
    Core Bond Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The Portfolio’s Main Investment Strategy

The Portfolio invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the adviser, JPMIA, determines to be of comparable quality, as well as preferred stock and loan participations. Such securities include U.S. government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio’s net assets include borrowings by the Portfolio for investment purposes. Generally, such bonds will have intermediate to long maturities.

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities , structured investments and zero - coupon obligations. The Portfolio may also utilize mortgage dollar rolls.

The Portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years, although the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes.

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio. Therefore, in the case of the Portfolio holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.

The Portfolio also may purchase taxable or tax-exempt municipal securities.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in shares of exchange traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued

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JPMorgan Insurance Trust
    Core Bond Portfolio

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by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

The Portfolio’s Board of Trustees may change any of these investment policies ( except the Portfolio’s investment objective and such policies that are designated as fundamental) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

JPMIA analyzes four major factors in managing and constructing the Portfolio: duration, market sectors, maturity concentrations and individual securities. JPMIA looks for market sectors and individual securities that it believes will perform well over time. JPMIA is value oriented and selects individual securities after performing a risk/reward analyst that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed Portfolio. The Portfolio may not achieve its objective if the adviser’s expectation regarding particular securities or markets are not met.

Interest Rate Risk.  The Portfolio mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Government Securities Risk.  The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities

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issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Portfolio invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns.

ETF and Investment Company Risk.  The Portfolio may invest in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company when the Portfolio invests in shares of another investment company.

Temporary Defensive Positions and Redemption Risk. To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents. These investments may prevent the Portfolio from meeting its investment objective. The Portfolio may have to sell stocks or bonds at a loss in order to fund shareholder redemptions.

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    Core Bond Portfolio

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The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past nine calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares that performance to the Lehman Brothers Aggregate Bond Index, a broad-based securities market index, and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. It also compares that performance to the Lipper Intermediate U.S. Government Funds Index, its former secondary index that represent s the total returns of similarly managed mutual funds.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information f or the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS * [1]

BEST QUARTER: 3rd quarter, 200 1	5.08%
WORST QUARTER: 2nd quarter, 200 4	–2.30%

*	The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on March 31, 1999.

1	The Portfolio’s fiscal year end is 12/31.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006 *

	PAST 1 YEAR	PAST 5 YEARS	LIFE OF PORTFOLIO [3]
CLASS 1 SHARES	4.13	4.87	6.25
LEHMAN BROTHERS AGGREGATE BOND INDEX1ˆ	4.33	5.06	6.36
LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX 2 ˆ	3.21	4.37	5.75
LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX2ˆ	3.71	4.07	5. 49

*	The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on March 31, 1999.

1	The Lehman Brothers Aggregate Bond Index is an unmanaged index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds General U.S. Government Funds I ndex and Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund , such as investment management fees. These expenses are not identical to expenses charged by the Portfolio. The Portfolio has changed to the Lipper Variable Underlying Funds General U.S. Government Funds Index because it is a closer comparison to the Portfolio.

3	The Portfolio commenced operations on 5/1/97. Performance for the indexes is as of 4/30/97 .

ˆ	Investors cannot invest directly in an index.

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Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0.40
Distribution (Rule 12b-1) Fees	NONE
Other Expenses [1]	0.20
Acquired Fund Fees and Expenses[2]	0.02
Total Annual Operating Expenses [3,4]	0.62

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.

3	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

4	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 60 % for the period through 4/30/08. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses for the Portfolio’s Class 1 Shares would have been 0.60% of the average daily net assets .

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	63	199	346	774

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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    Diversified Equity Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks to provide high total return from a portfolio of selected equity securities.

The Portfolio’s Main Investment Strategy

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Portfolio primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Portfolio primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

On behalf of the Portfolio, the adviser then buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be

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overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Strategy Risk.  Since the Portfolio focuses on stocks that the adviser believes are undervalued, performance may be better or worse than the performance of equity portfolios that invest in other types of stocks or that have a broader investment style. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or

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risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns.

ETF and Investment Company Risk.  The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company when the Portfolio invests in shares of another investment company.

Foreign Securities Risk.  To the extent that the Portfolio invests in depositary receipts, these investments may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Portfolio’s investments in a foreign country.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

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The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, the Portfolio’s current benchmark, and the S&P SuperComposite 1500 Index, the Portfolio’s former benchmark; both of these are broad-based securities market indexes. The Portfolio’s performance is also compared to the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information f or the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS * [1]

BEST QUARTER: 2nd quarter, 200 3	16.73%
WORST QUARTER: 3rd quarter, 200 2	–17.22%

*	The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on March 31, 1999.

1	The Portfolio’s fiscal year end is 12/31.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006 *

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 1 SHARES	16.15	4.08	5.03
S&P 500 INDEX1ˆ	15.80	6.19	8.42
S&P SUPERCOMPOSITE 1500 INDEX2ˆ	15.34	6.80	8.83
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX3ˆ	13.87	5.50	6.45

*	The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on March 31, 1999.

1	The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses. The index for the Portfolio has changed from the S&P SuperComposite 1500 Index to the S&P 500 Index in order to better represent the revised investment policies of the Portfolio.

2	The S&P SuperComposite 1500 Index is an unmanaged index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices representing approximately 87% of the total U.S. equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

3	The performance of the Lipper Variable Underlying Funds Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

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    Diversified Equity Portfolio

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Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0. 5 5
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.25
Total Annual Operating Expenses [2]	0.80

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 80 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	82	255	444	990

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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    Diversified Mid Cap Growth Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

The Portfolio’s Main Investment Strategy

The Portfolio invests primarily in common stocks of mid-cap companies which the Portfolio’s adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stock . “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security, which the adviser no longer considers reasonably valued.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

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    Diversified Mid Cap Growth Portfolio

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The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Growth Investing Risk.  Since the Portfolio focuses on growth stocks, performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style. Growth investing attempts to identify companies that the adviser believes will experience relatively rapid earnings growth. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks and may be more sensitive to changes in current or expected earnings.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes or to increase income or gain may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

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P R O S P E C T U S    MAY 1

2007

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell Midcap ® Growth Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Portfolio ’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER: 4th quarter, 1998	40.10%
WORST QUARTER: 3rd quarter, 200 1	–20.94%

1	The Portfolio’s fiscal year end is 12/31.

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JPMorgan Insurance Trust
    Diversified Mid Cap Growth Portfolio

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 1 SHARES	11.39	7.19	11.70
RUSSELL MIDCAP ® GROWTH INDEX1ˆ	10.66	8.22	8.62
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP GROWTH FUNDS INDEX2ˆ	8.51	6.19	6.86

1	The Russell Midcap ® Growth Index is an unmanaged index generally representative of the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

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P R O S P E C T U S    MAY 1

2007

Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.26
Total Annual Operating Expenses	0.91
Fee Waivers and Expense Reimbursements[2]	(0.0 1 )
Net Expenses[2]	0 . 90

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 90 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	92	289	503	1,119

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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25

JPMorgan Insurance Trust
    Diversified Mid Cap Value Portfolio

Currently, this Portfolio is publicly offered on a limited basis. See “Shareholder Information — Purchasing Portfolio Shares” for more information.

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

The Portfolio’s Main Investment Strategy

Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock . “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Value Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

The Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, low business cyclicality, high returns on invested capital and strong experienced management. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of an investment may also cause the security to be eliminated from the portfolio. Investments may be sold if new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security, which the adviser no longer considers attractively valued.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

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P R O S P E C T U S    MAY 1

2007

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed fund. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Value Investing Risk.  Since the Portfolio focuses on value stocks, performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style. Value investing attempts to identify companies, that according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

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27

JPMorgan Insurance Trust
    Diversified Mid Cap Value Portfolio

CONTINUED

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past nine calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares that performance to the Russell Midcap® Value Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some fees and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS * [1]

BEST QUARTER: 2nd quarter, 2003	15.95%
WORST QUARTER : 3rd quarter, 2002	–17.74%

*	The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Intrinsic Value Fund on March 31, 1999.

1	The Portfolio’s fiscal year end is 12/31.

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P R O S P E C T U S    MAY 1

2007

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2006 *

	PAST 1 YEAR	PAST 5 YEARS	LIFE OF PORTFOLIO[3]
CLASS 1 SHARES	16.72	11.33	10.14
RUSSELL MIDCAP® VALUE INDEX 1 ˆ	20.22	15.88	13.66
LIPPER VARIABLE UNDERLYING FUNDS MID - CAP VALUE FUNDS INDEX 2 ˆ	14.55	11.9 6	N/A*

*	The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Intrinsic Value Fund on March 31, 1999.

1	The Russell Midcap® Value Index is an unmanaged index which measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses .

2	The performance of the Lipper Variable Underlying Funds Mid-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

3	The Portfolio commenced operations on 5/1/97. Performance for the indexes is as of 4/30/97 .

ˆ	Investors cannot invest directly in an index.

*	Index did not exist for the complete period.

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29

JPMorgan Insurance Trust
    Diversified Mid Cap Value Portfolio

CONTINUED

Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.27
Acquired Fund Fees and Expenses[2]	0.01
Total Annual Operating Expenses [3]	0.93
Fee Waivers and Expense Reimbursements [4]	(0.02)
Net Expenses [4]	0.91

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.

3	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

4	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 90 % for the period through 4/30/08. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses for the Portfolio’s Class 1 Shares would have been 0.92% of the average daily net assets .

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P R O S P E C T U S    MAY 1

2007

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	93	294	513	1,141

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMORGAN INSURANCE TRUST

31

JPMorgan Insurance Trust
    Equity Index Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).1

The Portfolio’s Main Investment Strategy

The Portfolio invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. JPMIA, the Portfolio’s adviser, attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Portfolio and that of the S&P 500 Index without taking into account the Portfolio’s expenses. Perfect correlation would be 1.00.

The percentage of a stock that the Portfolio holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

The Portfolio may also hold up to 10% of its total assets in cash or cash equivalents, including affiliated money market funds, high-quality money market instruments and repurchase agreements; this is in addition to assets held for derivative margin deposits or other segregated accounts.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

1	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Portfolio .

The Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

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32

P R O S P E C T U S    MAY 1

2007

Index Investing Risk.  The Portfolio attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Portfolio at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Portfolio were not fully invested in such securities.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

JPMORGAN INSURANCE TRUST

33

JPMorgan Insurance Trust
    Equity Index Portfolio

CONTINUED

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares the performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Variable Underlying Funds S&P 500 Funds Index, an index based on the total returns of certain mutual funds within the Portfolio ’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some fees and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER : 2nd quarter, 2003	15.10%
WORST QUARTER : 3rd quarter, 2002	–17.35%

1	The Portfolio’s fiscal year end is 12/31.

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P R O S P E C T U S    MAY 1

2007

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2006

	PAST 1 YEAR	PAST 5 YEARS	LIFE OF PORTFOLIO[3]
CLASS 1 SHARES	15.42	5.71	3. 97
S&P 500 INDEX 1 ˆ	15.80	6.19	4.48
LIPPER VARIABLE UNDERLYING FUNDS S&P 500 FUNDS INDEX 2 ˆ	15.46	5.89	4.20

1	The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds S&P 500 Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

3	The Portfolio commenced operations on 5/1/98. Performance for the indexes is as of 4/30/98 .

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0.25
Distribution (12b-1) Fees	NONE
Other Expenses[1]	0.30
Total Annual Operating Expenses	0.55
Fee Waivers and Expense Reimbursements[2]	(0.15)
Net Expenses[2]	0.40

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.40 % for the period through 4/30/08.

JPMORGAN INSURANCE TRUST

35

JPMorgan Insurance Trust
    Equity Index Portfolio

CONTINUED

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	41	161	292	675

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMORGAN INSURANCE TRUST

36

JPMorgan Insurance Trust
    Government Bond Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s investments and main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks a high level of current income with liquidity and safety of principal .

The Portfolio’s Main Investment Strategy

The Portfolio generally limits its investments to securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities.

The Portfolio mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities including those issued by Ginnie Mae, Fannie Mae or Freddie Mac.

A “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

The Portfolio’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. However, the Portfolio’s average weighted remaining maturity may be outside this range if warranted by market conditions.

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio. Therefore, in the case of the Portfolio holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

The Portfolio’s Board of Trustees may change any of these investment policies (except the Portfolio’s investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

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JPMorgan Insurance Trust
    Government Bond Portfolio

CONTINUED

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

JPMIA looks for individual securities that it believes will perform well over market cycles. The Portfolio spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). JPMIA selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed Portfolio. The Portfolio may not achieve its objective if the adviser’s expectation regarding particular securities or markets are not met.

Interest Rate Risk.  The Portfolio mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increase. Your investment will decline in value if the value of the investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security.

Government Securities Risk.  The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Portfolio invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield.

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P R O S P E C T U S    MAY 1

2007

The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns.

Investment Company Risk.  To the extent the Portfolio invests in other investment companies, shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company when the Portfolio invests in shares of another investment company.

Temporary Defensive Positions and Redemption Risk.
To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective. The Portfolio may have to sell stocks or bonds at a loss in order to fund shareholder redemptions.

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JPMorgan Insurance Trust
    Government Bond Portfolio

CONTINUED

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman Brothers Government Bond Index, a broad-based securities market index, and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. It also compares that performance to the Lipper General U.S. Government Funds Index, its former secondary index that represent s the total returns of similarly managed mutual funds.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER: 3rd quarter, 200 2	5.55%
WORST QUARTER: 2nd quarter, 200 4	–2.45%

1	The Portfolio’s fiscal year end is 12/31.

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2007

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 1 SHARES	3.47	5.14	5.99
LEHMAN BROTHERS GOVERNMENT BOND INDEX1ˆ	3.48	4.64	6.01
LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX 2 ˆ	3.21	4.37	5. 30
LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX2ˆ	3.38	4.15	5.49

1	The Lehman Brothers Government Bond Index is an unmanaged index and is comprised of the Treasury and Agency Bond indices, the 1–3 Year Government Index and the 20+ Year Treasury Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds General U.S. Government Funds I ndex and Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund , such as investment management fees. These expenses are not identical to expenses charged by the Portfolio. The Portfolio has changed to the Lipper Variable Underlying Funds General U.S. Government Funds Index because it is a closer comparison to the Portfolio.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0.40
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.22
Acquired Fund Fees and Expenses[2]	0.01
Total Annual Operating Expenses [3]	0.63
Fee Waivers and Expense Reimbursements [4]	(0.02)
Net Expenses [4]	0.61

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.

3	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

4	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 60 % for the period through 4/30/08. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses for the Portfolio’s Class 1 Shares would have been 0.6 2% of the average daily net assets .

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JPMorgan Insurance Trust
    Government Bond Portfolio

CONTINUED

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	62	200	349	784

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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42

JPMorgan Insurance Trust
    Intrepid Growth Portfolio
      (formerly JPMorgan Insurance Trust Large Cap Growth Portfolio)

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks to provide long-term capital growth.

The Portfolio’s Main Investment Strategy

Under normal circumstances, the Portfolio invests primarily in equity investments of large- and mid-capitalization companies. The Portfolio generally defines large-capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid-capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company’s shares.

Although the Portfolio may invest in securities of both large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in either large- or mid-capitalization companies, when the Portfolio’s adviser, JPMIA, believes such companies offer attractive opportunities.

The Portfolio invests primarily in a broad portfolio of common stocks that the adviser believes have strong growth potential. A “growth” style strategy focuses on identifying securities that the adviser believes have above-average growth potential over a long-term investment horizon with the potential for capital appreciation.

The adviser applies an active equity management style to identify growth-oriented companies with earnings momentum. Sector by sector, the Portfolio may overweight its holdings of securities relative to those of the Russell 1000® Growth Index. The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio’s investment criteria or if the adviser believes that more attractive opportunities are available.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

The Portfolio is an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market inefficiencies through a disciplined and dispassionate investment process.

Our research identifies specific market anomalies or mispricings, such as the historical out-performance of stocks with low price-to-earnings ratios. Stocks are ranked based on their exposure to these anomalies and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Portfolio.

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JPMorgan Insurance Trust
    Intrepid Growth Portfolio

CONTINUED

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk.  Since the Portfolio focuses on growth stocks, performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style. Growth investing attempts to identify companies that the adviser believes will experience relatively rapid earnings growth. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks and may be more sensitive to changes in current or expected earnings.

Mid Cap Company Risk.  Although the Portfolio may invest in large- and mid-capitalization companies, the Portfolio’s risks increase as it invests more heavily in mid-capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These invest ments may prevent the Portfolio from meeting its investment objective.

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2007

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 1000 ® Growth Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Portfolio ’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plan through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER: 4th quarter, 1998	23.95%
WORST QUARTER: 3rd quarter, 200 1	–19.62%

1	The Portfolio’s fiscal year end is 12/31.

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JPMorgan Insurance Trust
    Intrepid Growth Portfolio

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 1 SHARES	5.37	1.57	4.81
RUSSELL 1000 ® GROWTH INDEX1ˆ	9.07	2.69	5.4 4
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP GROWTH FUNDS INDEX2 , ˆ	6.29	2.89	6.49

1	The Russell 1000 ® Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

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2007

Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.21
Total Annual Operating Expenses [2]	0.86

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 90 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	88	274	477	1,061

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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JPMorgan Insurance Trust
    Intrepid Mid Cap Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 60–66 .

The Portfolio’s Objective

The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

The Portfolio’s Main Investment Strategy

The Portfolio invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

The Portfolio invests primarily in a broad portfolio of common stocks that the adviser believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on identifying securities that have a market price below what the Portfolio’s adviser, JPMIA, believes they are worth, with a “growth” style strategy, which focuses on identifying securities that the adviser believes have above-average growth potential over a long-term horizon.

The adviser applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Portfolio may overweight its holdings of equity securities relative to those of the Russell Midcap Index. The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio’s investment criteria listed above or if the adviser believes that more attractive opportunities are available.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

The Portfolio is an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market inefficiencies through a disciplined and dispassionate investment process.

Our research identifies specific market anomalies or mispricings, such as the historical out-performance of stocks with low price-to-earnings ratios. Stocks are ranked based on their exposure to these anomalies and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Portfolio.

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P R O S P E C T U S    MAY 1

2007

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

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    Intrepid Mid Cap Portfolio

CONTINUED

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell Midcap ® Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Portfolio ’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS * [1]

BEST QUARTER: 4th quarter, 1998	22.38%
WORST QUARTER: 3rd quarter, 1998	–20.04%

*	The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Mid-Cap Opportunity Fund on March 31, 1999.

1	The Portfolio’s fiscal year end is 12/31.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006 *

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 1 SHARES	14.12	10.39	10.68
RUSSELL MIDCAP ® INDEX1ˆ	15.26	12.88	12.14
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX2 ˆ	13.06	11.39	N/A*

*	The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Mid-Cap Opportunity Fund on March 31, 1999.

1	The Russell Midcap ® Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index . The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

*	Index did not exist for the complete period.

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Investor Expenses for Class 1 Shares

The expenses of Class 1 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 1 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.33
Total Annual Operating Expenses	0.98
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.90

1	“Other Expenses” have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented in the past fiscal year, but which were not in place for the entire year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 90 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 1 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 1 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	92	304	534	1,194

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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The Portfolios’ Management and Administration

The Portfolios are series of JPMorgan Insurance Trust, a Massachusetts business trust (Trust). The Trustees of the Trust are responsible for overseeing all business activities of the Portfolios.

Each of the Portfolios operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Portfolios’ other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.

The Portfolios’ Investment Advisers

JPMorgan Investment Advisors Inc. (JPMIA, formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the Portfolios and makes the day-to-day investment decisions for the Portfolios.

JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is located at 1111 Polaris Parkway, Columbus, OH 43240.

During the most recent fiscal year ended 12/31/06, JPMIA was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

PORTFOLIO	ANNUAL RATE AS PERCENTAGE OFAVERAGE DAILY NET ASSETS
Balanced Portfolio	0.48
Core Bond Portfolio	0.43
Diversified Equity Portfolio	0.59
Diversified Mid Cap Growth Portfolio	0.63
Diversified Mid Cap Value Portfolio	0.64
Equity Index Portfolio	0.10
Government Bond Portfolio	0.39
Intrepid Growth Portfolio	0.65
Intrepid Mid Cap Portfolio	0.58

A discussion of the basis the Board of Trustees of the Trust used in re approving the investment advisory agreement for the Portfolios is available in the annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Balanced Portfolio

Anne Lester, Vice President , is the primary portfolio manager for the Balanced Portfolio. In that capacity, Ms. Lester, together with Michael Fredericks, Vice President, and a team of portfolio managers and analysts manage the portfolio construction, investment strategy selection and asset allocation processes for the overall portfolio. Prior to managing mutual funds, Ms. Lester, an employee since 1992, worked in the Product Development Group. Mr. Fredericks joined the adviser in 2006 from Nicholas Applegate Capital Management, where from 2001–2006 he was a global equity analyst and a client portfolio manager.

Terance Chen, Thomas Luddy and Raffaele Zingone are the portfolio managers of the underlying equity asset allocations (except the underlying funds). Mr. Chen, Vice President and a CFA charterholder is a portfolio manager in the U.S. Equity Group. A J.P. Morgan Investment Management Inc. (JPMIM) (an affiliate of the adviser) employee since 1994, Mr. Chen was a quantitative equity analyst prior to his current position. Information with respect to Mr. Luddy is provided hereafter under the heading “Diversified Equity Portfolio.” Mr. Zingone, Vice

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The Portfolios’ Management and Administration

CONTINUED

President and a CFA charterholder, is a portfolio manager in the U.S. Equity Group. A JPMIM employee since 1991, Mr. Zingone was a research analyst following the aerospace, environmental, and diversified manufacturing sectors prior to his current position. Scott Grimshaw serves as portfolio manager primarily responsible for the underlying fixed income portion of the Portfolio as described above. Information with respect to Mr. Grimshaw is provided hereafter under the heading “Government Bond Portfolio.”

Core Bond Portfolio

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Portfolio. An employee of JPMIA and/or predecessor firms since 1983, Mr. Swanson has led the team responsible for the portfolio management of the Portfolio since 1999. Mark M. Jackson, Vice President and CFA charterholder, has been part of the team responsible for the portfolio management of the Portfolio since May 2006. Mr. Jackson has been a portfolio manager managing taxable bond portfolios for JPMIA and/or predecessor firms since 1996.

Diversified Equity Portfolio

The portfolio management team, which has managed the Portfolio since October 2006, is led by Thomas Luddy and includes Susan Bao and Jacqueline Flake . Mr. Luddy, Managing Director and CFA charterholder, has been an employee of JPMorgan Chase or its affiliates and/or predecessor firms since 1976 and has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. Ms. Bao, Vice President , has been an employee of JPMorgan Chase or its affiliates and/or predecessor firms since 1997 . Ms. Flake is a Managing Director and has been an employee of JPMIM since 1997.

Diversified Mid Cap Growth Portfolio

The portfolio management team is led by Christopher Mark Vyvyan Jones, Managing Director , and Timothy Parton, Vice President . Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with various affiliates of JPMIM since 1982. Mr. Parton has been employed with JPMIM or one of its affiliates since 1986.

Diversified Mid Cap Value Portfolio

Jonathan Kendrew Llewelyn Simon, Lawrence E. Playford and Gloria Fu are the portfolio managers for the Portfolio. Mr. Simon, Managing Director , has worked with various affiliates of JPMIM since 1980. Mr. Playford, a CFA charterholder and CPA, is a Vice President , and has worked for various affiliates of JPMIM since 1993. Ms. Fu, a Vice President and CFA charterholder, has worked for various affiliates of JPMIM since 2002.

Equity Index Portfolio

The Portfolio is managed by the Quantitative Team which is led by Bala Iyer, Ph.D., who is a CFA charterholder. Dr. Iyer has served as the director of quantitative research for JPMIA since 1995. Michael Loeffler is a CFA charterholder and is the portfolio manager responsible for the day-to-day management of the Portfolio, a position he has held since January 2004. Mr. Loeffler has been employed by JPMIA since 1999 when he joined as an investment operations analyst.

Government Bond Portfolio

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Government Bond Portfolio. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of this Portfolio since 1994. Mr. Sais joined JPMIA in 1994 as a senior fixed income research analyst. Mr. Scott E . Grimshaw, Vice President and CFA charterholder, and part of the Taxable Bond Team has been part of the team responsible for management of the Portfolio since 2005.

Intrepid Growth Portfolio

The portfolio management team is led by Silvio Tarca, Managing Director and CFA charterholder. Mr. Tarca has been with JPMorgan Chase or its affiliates and/or predecessor firms since 2000. Prior to managing funds, he served as a quantitative research analyst in the Emerging Markets Equity Group. Other members of the portfolio management team include Robert Weller, Vice President and CFA charterholder, and Jason Alonzo, Vice President . Mr. Weller has been with JPMorgan Chase or its affiliates and/or predecessor firms since 1997. Prior to 2003 when Mr. Weller began managing funds, he worked in the JPMorgan Private Bank Target Portfolio Manager group. Mr. Alonzo has

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been with JPMorgan Chase or its affiliates and/or predecessor firms since 2000. Prior to managing funds, he served as an investment assistant in the U.S. Equity Group.

Intrepid Mid Cap Portfolio

The portfolio management team is led by Mr. Tarca and includes Mr. Weller and Mr. Alonzo. Information on Messrs. Tarca, Weller and Alonzo is discussed above under the heading “Intrepid Growth Portfolio.”

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Portfolios is provided in the Portfolios’ Statement of Additional Information.

The Portfolios’ Administrator

JPMorgan Funds Management, Inc. (JPMFM or the Administrator) provides administrative services and oversees the Portfolios’ other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of each Portfolio for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Portfolios’ Distributor

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolios. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries — Revenue Sharing

JPMIA, JPMDS, and from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolios. For the Portfolios, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.

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Shareholder Information

PRICING PORTFOLIO SHARES

How are Portfolio Shares Priced?

Shares are purchased and redeemed at the next calculated net asset value (NAV) per share. NAV per share for each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 P.M. Eastern Time (ET)) (Closing Time) , on each day the Portfolios are open for business. On occasion, the NYSE will close before 4 P.M. ET. When that happens, the NAV will be calculated as of the time the NYSE closes. To the extent a Portfolio invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Portfolio does not price its shares, the value of a Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. NAV per share is calculated by dividing the total market value of a Portfolio’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Portfolio’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Portfolio’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Portfolios’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Portfolios have implemented fair value pricing on a daily basis for all equity securities, except North American, Central American, South American and Caribbean equity securities, held by the Portfolios. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Portfolios’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

When can Portfolio Shares be Purchased?

Purchases may be made on any business day for the Portfolios. This includes any day that the Portfolios are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASING PORTFOLIO SHARES

Who can Purchase Shares of the Portfolios?

Shares of the Portfolios are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. P urchasers of variable insurance contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolios are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolios. Purchases are processed on any day on which the Portfolios are open for business. If such purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio s ’ Closing T ime, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by a Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolios do not issue share certificates. The interests of different separate accounts are not always the same , and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

Federal law requires a Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when

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opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent, to attempt to verify the account-holder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

What does it mean that the Diversified Mid Cap Value Portfolio is being Offered on a Limited Basis?

The Diversified Mid Cap Value Portfolio will only accept new purchases as described below:

•	The Portfolio will accept new purchases from variable insurance contracts and Eligible Plans that offered the portfolio as a funding vehicle prior to May 1, 2006.

•	Dividends and capital gains distributions which are automatically reinvested in Portfolio shares will continue to be reinvested.

The Portfolio will not allow any new variable annuity contracts, variable life insurance policies or Eligible Plans to offer the Portfolio on or after May 1, 2006; however, any contract owners in existing variable insurance contracts and any participants in existing Eligible Plans will be permitted to continue to purchase new shares on and after May 1, 2006.

The Portfolio reserves the right to change this policy at any time. For more information about buying Portfolio s hares, see the Statement of Additional Information.

REDEEMING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolios. Redemptions are processed on any day on which the Portfolios are open for busi ness. If such redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio s’ Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Plan’s administrator or trustee for more information about selling Portfolio shares.

ABUSIVE TRADING

The Portfolios do not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any Portfolio, these risks may be higher for Portfolios that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value.

The Portfolios’ Board of Trustees has adopted policies and procedures with respect to market timing. Market timers may disrupt portfolio management and harm Portfolio performance. Because purchase and sale transactions are submitted to each Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, each Portfolio is not able to identify market timing transactions by individual variable insurance contract owners or Eligible Plan participants. Short of rejecting all transactions made by a separate account or Eligible Plan, the

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Shareholder Information

CONTINUED

Portfolio lacks the ability to reject transactions by individual contract owners or Eligible Plan participants. A Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolios are often dependent upon the Eligible Plan’s f inancial i ntermediaries who utilize their own policies and procedures to identify market timers. The Portfolios have attempted to put safeguards in place to assure that f inancial i ntermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. The Portfolios or the Distributor will prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of the Portfolios that indicates market timing or trading they determine is abusive to the extent possible. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolios will be able to effectively identify and eliminate market timing and abusive trading in the Portfolios. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

VOTING AND SHAREHOLDER MEETINGS

How are Shares of the Portfolio Voted?

If required by the Securities and Exchange Commission (SEC), the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. To the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Each Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Share holders shall be entitled to one vote for each share held.

When are Shareholder Meetings Held?

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove t rustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.

QUESTIONS

•	Any questions regarding the Portfolios should be directed to JPMorgan Insurance Trust, 1111 Polaris Parkway, Columbus, Ohio 43271-1235, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.

DISTRIBUTIONS AND TAXES

Each Portfolio intends to qualify as a “regulated investment company” for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans . Each Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such Portfolios unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.

The discussions below are based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds.

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Tax Consequences to Variable Insurance Contract Owners

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59-1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.

In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.

Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolios. For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.

Tax Consequences to Eligible Plan Participants

Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.

The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Portfolios to the applicable investment adviser. A copy of each Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or in the variable insurance portfolio section of the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Portfolio will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Portfolios will post these quarterly schedules in the variable insurance portfolio section of the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.

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Risk and Reward Elements for the Portfolios

This table discusses the main elements that may make up a Portfolio’s overall risk and reward characteristics. It also outlines each Portfolio’s policies toward various investments, including those that are designed to help the Portfolios manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions — Balanced and Equity Portfolios

• Each Portfolio’s share price and performance will fluctuate in response to stock and/or bond market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Portfolio to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Portfolio from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• With respect to the Balanced Portfolio, a diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions

• Under normal circumstances each Portfolio plans to remain fully invested in accordance with its policies and each Portfolio may invest uninvested cash in affiliated money market funds; in addition to the securities described in the Fund Summary, equity securities may include common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Portfolio seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Portfolio (except the Equity Index Portfolio) has the option of investing up to 100% of its assets in high quality short-term instruments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions — Bond and Balanced Portfolios
• Each Portfolio’s share price, yield and total return will fluctuate in response to bond market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value
typically falls
• Adverse market, economic, political or other conditions may from time to time cause a Portfolio to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Portfolio from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Portfolios plan to remain fully invested in bonds and other fixed-income securities and may invest uninvested cash in affiliated money market funds
• Bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements
• The Portfolios seek to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection and duration management
• During severe market downturns, the Portfolios have the option of investing up to 100% of assets in high quality short-term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Credit quality — Bond and Balanced Portfolios
• The default of an issuer would leave a Portfolio with unpaid interest or principal
• Junk bonds (those rated BB, Ba or
lower) have a higher risk of default,
tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• Each Portfolio maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Management choices

•  An Equity Portfolio (and the Balanced Portfolio) could underperform its benchmark due to its securities and asset allocation choices
• A Bond Portfolio (and the Balanced Portfolio) could underperform its benchmark due to its sector, securities or duration choices
	• A Portfolio could outperform its benchmark due to these same choices	• The adviser focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

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Risk and Reward Elements for the Portfolios

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1], that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Portfolio that would not have otherwise occurred
• A Portfolio may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Portfolios, to increase a Portfolio’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to a Portfolio which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Portfolio’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Portfolio, accelerate recognition of income to a Portfolio, affect the holding period of a Portfolio’s assets, and defer recognition of certain of a Portfolio’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Portfolio could make money and protect against losses if investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Portfolios use derivatives, such as futures, options, swaps and forward foreign currency contracts for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Portfolio’s exposure relative to its benchmark; all Portfolios except for Balanced Portfolio, Core Bond Portfolio, Diversified Equity Portfolio and Government Bond Portfolio may use derivatives in an effort to produce increased income or gain
• A Portfolio only establishes hedges that it expects will be highly correlated with underlying positions
• While the Portfolios may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolio
• A Portfolio segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	Each Portfolio is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because each Portfolio has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs) and other investment companies
• If a Portfolio invests in shares of another investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
•  Generally, a Portfolio’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)[1]
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit each Portfolio to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Portfolio’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Portfolio may invest in both affiliated and unaffiliated money market funds without limit subject to a Portfolio’s investment policies and restrictions and the conditions of the rule

Securities lending
• When a Portfolio lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Portfolios may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Portfolios receive collateral equal to at least 100% of the current value of the securities loaned plus accrued interest
• The lending agents indemnify the Portfolios against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

1	Under the 1940 Act, a Portfolio may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Portfolio’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Portfolio’s total assets when the Portfolio invests in another investment company; and no more than 10% of its total assets when the Portfolio invests in two or more investment companies.

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Risk and Reward Elements for the Portfolios

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments and currencies[1]
• A Portfolio could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information

• Currency exchange rate movements could reduce gains or create losses
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

• Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification

• The Portfolios anticipate that total foreign investments will not exceed 25% of net assets (30% for the Balanced Portfolio)
• The Portfolios actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Short-term trading
• Increased trading could raise a Portfolio’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce a Portfolio’s returns
	• The Portfolios could realize gains in a short period of time • The Portfolios could protect against losses if a security is overvalued and its value later falls	• The Portfolios generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	The Government Bond Portfolio does not invest in foreign securities.

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P R O S P E C T U S    MAY 1

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1] — Balanced and Equity Funds

• The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Portfolio) would be reduced by any corporate taxes payable by the REIT

• A Portfolio can gain exposure to an additional asset class in order to further diversify its assets
• A Portfolio may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

• A Portfolio’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in its Main Investment Strategy Section, a Portfolio’s investments in REITs will generally be limited to less than 10% of the Portfolio’s assets

Master Limited Partnerships (MLPs) — Balanced and U.S. Equity Portfolios

• Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Portfolio and affect the holding period of a Portfolio’s assets

• MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

• A Portfolio will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Portfolio anticipates that its total investments in MLPs will not exceed 10% of total assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

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Risk and Reward Elements for the Portfolios

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• Each Portfolio could have difficulty valuing these holdings • Each Portfolio could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• No Portfolio may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Portfolio may hold high quality short-term securities (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets including drawing on a line of credit

When-issued and delayed delivery securities
• When a Portfolio buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Portfolios can take advantage of attractive transaction opportunities	• The Portfolios segregate or earmark liquid assets to offset leverage risks

U.S. government and agency securities
•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Portfolio, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Portfolios seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Portfolio whose shares are offered in this prospectus.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA , which were series of One Group Mutual Funds, into possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former t rustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached f und-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former t rustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

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Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past fiscal period. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Portfolio’s financial statements, are included in the representative Portfolio’s annual report, which is available upon request.

Class 1 Shares

				Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income		Net realized gains	Total distributions
Balanced Portfolio
Year Ended December 31, 2006	$14.95	$0.50	$1.13	$1.63	$(0.42)		$—	$(0.42)
Year Ended December 31, 2005	14.98	0.40	(0.04)	0.36	(0.39)		—	(0.39)
Year Ended December 31, 2004	14.49	0.36	0.45	0.81	(0.32)		—	(0.32)
Year Ended December 31, 2003	12.77	0.32	1.80	2.12	(0.40)		—	(0.40)
Year Ended December 31, 2002	14.48	0.40	(2.09)	(1.69)	—	(b)	(0.02)	(0.02)

Core Bond Portfolio
Year Ended December 31, 2006	11.26	0.54	(0.08)	0.46	(0.42)		—	(0.42)
Year Ended December 31, 2005	11.45	0.40	(0.14)	0.26	(0.45)		—	(0.45)
Year Ended December 31, 2004	11.58	0.46	0.01	0.47	(0.60)		—	(0.60)
Year Ended December 31, 2003	11.83	0.59	(0.15)	0.44	(0.69)		—	(0.69)
Year Ended December 31, 2002	10.80	0.70	0.37	1.07	—	(b )	(0.04)	(0.04)

Diversified Equity Portfolio
Year Ended December 31, 2006	15.28	0.19	2.26	2.45	(0.13)		—	(0.13)
Year Ended December 31, 2005	15.08	0.13	0.21	0.34	(0.14)		—	(0.14)
Year Ended December 31, 2004	14.19	0.14	0.85	0.99	(0.10)		—	(0.10)
Year Ended December 31, 2003	11.35	0.10	2.82	2.92	(0.08)		—	(0.08)
Year Ended December 31, 2002	14.89	0.08	(3.62)	(3.54)	—		—	—

Diversified Mid Cap Growth Portfolio
Year Ended December 31, 2006	19.63	(0.02)	2.25	2.23	—		(0.60)	(0.60)
Year Ended December 31, 2005	17.67	(0.07)	2.03	1.96	—		—	—
Year Ended December 31, 2004	15.69	(0.06)	2.04	1.98	—		—	—
Year Ended December 31, 2003	12.34	(0.04)	3.39	3.35	—		—	—
Year Ended December 31, 2002	15.45	(0.05)	(3.06)	(3.11)	—		—	—

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

( b )	Amount less than $0.01.

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P R O S P E C T U S    MAY 1

2007

		Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return ( a )	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$16.16	11.12%	$98,292	0.78%	2.51%	0.91%	45%
14.95	2.50	131,427	0.87	2.27	0.92	41
14.98	5.73	166,027	0.88	2.29	0.89	52
14.49	17.20	179,240	0.88	2.37	0.89	36
12.77	(11.68)	154,802	0.88	2.77	0.89	29

11.30	4.23	252,140	0.65	4.52	0.70	13
11.26	2.39	327,339	0.74	4.54	0.79	17
11.45	4.13	234,961	0.75	4.79	0.79	15
11.58	3.87	189,747	0.75	5.50	0.81	21
11.83	9.99	167,767	0.75	6.38	0.81	26

17.60	16.15	148,075	0.85	1.05	0.87	129
15.28	2.33	151,133	0.94	0.78	0.95	74
15.08	7.05	178,123	0.91	1.01	0.92	84
14.19	25.93	161,287	0.91	0.85	0.93	32
11.35	(23.77)	116,329	0.92	0.68	0.93	18

21.26	11.39	164,955	0.91	(0.07)	0.92	115
19.63	11.09	184,474	0.88	(0.36)	0.88	113
17.67	12.62	196,842	0.85	(0.35)	0.86	74
15.69	27.15	195,606	0.84	(0.27)	0.86	69
12.34	(20.13)	144,108	0.83	(0.37)	0.85	76

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Financial Highlights

CONTINUED

Class 1 Shares (continued)

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Diversified Mid Cap Value Portfolio
Year Ended December 31, 2006	$15.90	$0.26	$2.23	$2.49	$(0.13)	$(1.63)	$(1.76)
Year Ended December 31, 2005	15.82	0.14	1.29	1.43	(0.11)	(1.24)	(1.35)
Year Ended December 31, 2004	13.78	0.11	2.00	2.11	(0.07)	—	(0.07)
Year Ended December 31, 2003	10.45	0.07	3.33	3.40	(0.07)	—	(0.07)
Year Ended December 31, 2002	12.68	0.07	(1.55)	(1.48)	—	(0.75)	(0.75)

Equity Index Portfolio
Year Ended December 31, 2006	10.92	0.19	1.48	1.67	(0.16)	—	(0.16)
Year Ended December 31, 2005	10.61	0.15	0.31	0.46	(0.15)	—	(0.15)
Year Ended December 31, 2004	9.72	0.15	0.85	1.00	(0.11)	—	(0.11)
Year Ended December 31, 2003	7.69	0.11	2.01	2.12	(0.09)	—	(0.09)
Year Ended December 31, 2002	9.92	0.09	(2.32)	(2.23)	—	—	—

Government Bond Portfolio
Year Ended December 31, 2006	11.40	0.60	(0.22)	0.38	(0.58)	—	(0.58)
Year Ended December 31, 2005	11.63	0.58	(0.25)	0.33	(0.56)	—	(0.56)
Year Ended December 31, 2004	11.67	0.54	(0.01)	0.53	(0.57)	—	(0.57)
Year Ended December 31, 2003	11.92	0.56	(0.26)	0.30	(0.55)	—	(0.55)
Year Ended December 31, 2002	10.62	0.55	0.75	1.30	— (b)	—	— (b)

Intrepid Growth Portfolio (c)
Year Ended December 31, 2006	13.96	0.02	0.73	0.75	(0.01)	—	(0.01)
Year Ended December 31, 2005	13.36	0.01	0.66	0.67	(0.07)	—	(0.07)
Year Ended December 31, 2004	12.51	0.07	0.81	0.88	(0.03)	—	(0.03)
Year Ended December 31, 2003	9.82	0.03	2.67	2.70	(0.01)	—	(0.01)
Year Ended December 31, 2002	13.73	0.01	(3.92)	(3.91)	—	—	—

Intrepid Mid Cap Portfolio
Year Ended December 31, 2006	20.02	0.13	2.50	2.63	(0.08)	(3.67)	(3.75)
Year Ended December 31, 2005	17.70	0.08	2.85	2.93	(0.02)	(0.59)	(0.61)
Year Ended December 31, 2004	15.50	0.02	2.21	2.23	(0.03)	—	(0.03)
Year Ended December 31, 2003	11.91	0.03	3.59	3.62	(0.03)	—	(0.03)
Year Ended December 31, 2002	14.49	0.03	(2.61)	(2.58)	—	—	—

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

( b )	Amount less than $0.01.

(c )	Effective November 1, 2006, the Portfolio’s name, investment objective and strategies changed.

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P R O S P E C T U S    MAY 1

2007

		Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return ( a )	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$16.63	16.72%	$81,561	0.93%	0.91%	0.98%	51%
15.90	9.75	214,517	0.94	1.05	0.94	55
15.82	15.40	138,171	0.92	0.81	0.93	75
13.78	32.75	112,372	0.93	0.65	0.97	54
10.45	(12.85)	76,913	0.95	0.61	0.98	106

12.43	15.42	144,097	0.40	1.54	0.57	7
10.92	4.46	136,929	0.46	1.41	0.51	12
10.61	10.34	137,197	0.50	1.53	0.51	14
9.72	27.98	126,733	0.50	1.32	0.51	1
7.69	(22.48)	89,012	0.50	1.15	0.51	5

11.20	3.56	167,571	0.63	4.82	0.65	3
11.40	3.08	195,814	0.65	4.70	0.65	10
11.63	4.64	213,326	0.62	4.65	0.63	14
11.67	2.54	211,642	0.62	4.76	0.63	23
11.92	12.26	208,305	0.63	5.33	0.63	16

14.70	5.37	220,344	0.87	0.17	0.87	145
13.96	5.05	229,387	0.85	0.08	0.85	92
13.36	7.05	216,808	0.82	0.58	0.83	95
12.51	27.54	205,662	0.81	0.26	0.83	49
9.82	(28.48)	169,693	0.92	0.68	0.93	71

18.90	14.12	77,734	0.92	0.75	1.02	136
20.02	17.10	62,959	0.95	0.43	0.98	151
17.70	14.42	60,397	0.93	0.14	0.94	98
15.50	30.44	59,207	0.94	0.24	0.98	79
11.91	(17.81)	43,303	0.95	0.20	1.00	29

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HOW TO REACH US

MORE INFORMATION

For more information on the Portfolios, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Portfolios’ investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Portfolio’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Portfolios and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You can also find information online in the variable insurance portfolio section of www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Portfolios, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
100 F Street, N.E.
Washington, DC 20549-0102
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolios are also available on the SEC’s website at http://www.sec.gov.

VARIABLE INSURANCE CONTRACTS

This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the prospectus or other materials that you received when you purchased your contract.

The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co. All Rights Reserved. May 2007.

PR-JPMIT1-507

PROSPECTUS MAY 1, 2007

JPMorgan

Insurance

Trust

Class 2 Shares

JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
    (formerly JPMorgan Insurance Trust Large Cap Growth Portfolio)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Large Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Equity Portfolio

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Insurance Trust Core Bond Portfolio	1
JPMorgan Insurance Trust Diversified Equity Portfolio	7
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio	13
JPMorgan Insurance Trust International Equity Portfolio	18
JPMorgan Insurance Trust Intrepid Growth Portfolio	2 2
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	2 7
JPMorgan Insurance Trust Large Cap Value Portfolio	3 2
JPMorgan Insurance Trust Small Cap Equity Portfolio	3 5
The Portfolios’ Management and Administration	3 8
Shareholder Information	4 1
Pricing Portfolio Shares	4 1
Purchasing Portfolio Shares	4 1
Redeeming Portfolio Shares	4 2
Abusive Trading	4 2
Rule 12b-1 Fees	4 3
Voting and Shareholder Meetings	4 3
Questions	4 3
Distributions and Taxes	4 3
Availability of Proxy Voting Record	4 4
Portfolio Holdings Disclosure	4 4
Risk and Reward Elements for the Portfolios	4 5
Legal Proceedings	5 2
Financial Highlights	5 4
How To Reach Us	Back cover

These Portfolios are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective and policies of the Portfolios may be similar to other funds managed or advised by JPMorgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolios may be higher or lower than, and there is no guarantee that the investment results of the Portfolios will be comparable to, any other JPMorgan fund.

JPMorgan Insurance Trust
    Core Bond Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The Portfolio’s Main Investment Strategy

The Portfolio invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the adviser, JPMorgan Investment Advisors Inc. (JPMIA), determines to be of comparable quality, as well as preferred stock and loan participations. Such securities include U.S. government securities such as U.S. Treasury obligations as well as the Fed eral National Mortgage Association ( Fannie Mae ) , Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation ( Freddie Mac ) and other government agency mortgage-backed securities.

As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio’s net assets include borrowings by the Portfolio for investment purposes. Generally, such bonds will have intermediate to long maturities.

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities , structured investments and zero - coupon obligations. The Portfolio may also utilize mortgage dollar rolls.

The Portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years, although the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes.

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio. Therefore, in the case of the Portfolio holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.

The Portfolio also may purchase taxable or tax-exempt municipal securities.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in shares of exchange traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper

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    Core Bond Portfolio

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(rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

The Portfolio’s Board of Trustees may change any of these investment policies ( except the Portfolio’s investment objective and such policies that are designated as fundamental) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.

•	The Portfolio does not represent a complete investment program.

Investment Process

JPMIA analyzes four major factors in managing and constructing the Portfolio: duration, market sectors, maturity concentrations and individual securities. JPMIA looks for market sectors and individual securities that it believes will perform well over time. JPMIA is value oriented and selects individual securities after performing a risk/reward analyst that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed Portfolio. The Portfolio may not achieve its objective if the adviser’s expectation regarding particular securities or markets are not met.

Interest Rate Risk.  The Portfolio mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Government Securities Risk.  The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that

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the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Portfolio invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns.

ETF and Investment Company Risk.  The Portfolio may invest in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company when the Portfolio invests in shares of another investment company.

Temporary Defensive Positions and Redemption Risk. To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents. These investments may prevent the Portfolio from meeting its investment objective. The Portfolio may have to sell stocks or bonds at a loss in order to fund shareholder redemptions.

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    Core Bond Portfolio

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The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares.* Since Class 2 Shares were launched on 8/16/06, and do not yet have a full calendar year of performance, the bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past nine calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares that performance to the Lehman Brothers Aggregate Bond Index, a broad-based securities market index, and the Lipper Variable Underlying Funds U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. It also compares that performance to the Lipper Intermediate U.S. Government Index, its former secondary index that represent s the total returns of similarly managed mutual funds.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts o r Eligible Plans through which investors can buy shares of the Portfolio . Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS*,1

BEST QUARTER: 3rd quarter, 200 1	5.08%
WORST QUARTER: 2nd quarter, 200 4	–2.30%

*	The performance figures in the bar chart are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). The actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios. The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on March 31, 1999.

1	The Portfolio’s fiscal year end is 12/31.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006*

	PAST 1 YEAR	PAST 5 YEARS	LIFE OF PORTFOLIO[3]
CLASS 2 SHARES	4.04	4.85	6.24
LEHMAN BROTHERS AGGREGATE BOND INDEX1ˆ	4.33	5.06	6.36
LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX 2 ˆ	3.21	4.37	5.75
LIPPER INTERMEDIATE U.S. GOVERNMENT INDEX2ˆ	3.71	4.0 7	5. 49

*	The performance figures in the table for the period before Class 2 Shares were launched on 8/16/06 are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). During the period, the actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios. The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on March 31, 1999.

1	The Lehman Brothers Aggregate Bond Index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets . The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds General U.S. Government Funds Index and Lipper Intermediate U.S. Government Index includes expenses associated with a mutual fund , such as investment management fees. These expenses are not identical to expenses charged by the Portfolio. The Portfolio has changed to the Lipper Variable Underlying Funds General U.S. Government Funds Index because it is a closer comparison to the Portfolio .

3	The Portfolio commenced operations on 5/1/97. Performance for the indexes is as of 4/30/97 .

ˆ	Investors cannot invest directly in an index.

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    Core Bond Portfolio

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Investor Expenses for Class 2 Shares

The expenses of Class 2 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0.40
Distribution (Rule 12b-1) Fees	0.25
Other Expenses [1]	0.20
Acquired Fund Fees and Expenses[2]	0.02
Total Annual Operating Expenses [3,4]	0.87

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.

3	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

4	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0 . 85 % for the period through 4/30/08. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses for the Portfolio’s Class 2 Shares would have been 0.85% of the average daily net assets.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	89	278	482	1,073

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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JPMorgan Insurance Trust
    Diversified Equity Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks to provide high total return from a portfolio of selected equity securities.

The Portfolio’s Main Investment Strategy

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Portfolio primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Portfolio’s weightings are similar to those of the Standard & Poor’s (S&P) 500 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Portfolio primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

On behalf of the Portfolio, the adviser then buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be

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overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Strategy Risk.  Since the Portfolio focuses on stocks that the adviser believes are undervalued, performance may be better or worse than the performance of equity portfolios that invest in other types of stocks or that have a broader investment style. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes

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may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns.

ETF and Investment Company Risk.  The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company when the Portfolio invests in shares of another investment company.

Foreign Securities Risk.  To the extent that the Portfolio invests in depositary receipts, these investments may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Portfolio’s investments in a foreign country.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

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9

JPMorgan Insurance Trust
    Diversified Equity Portfolio

CONTINUED

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares.* Since Class 2 Shares were launched on 8/16/06, and do not yet have a full calendar year of performance, the bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, the Portfolio’s current benchmark, and the S&P SuperComposite 1500 Index, the Portfolio’s former benchmark; both of these are broad-based securities market indexes. The Portfolio’s performance is also compared to the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts o r Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS*,1

BEST QUARTER: 2nd quarter, 200 3	16.73%
WORST QUARTER: 3rd quarter, 200 2	–17.22%

*	The performance figures in the bar chart are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). The actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios. The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on March 31, 1999.

1	The Portfolio’s fiscal year end is 12/31.

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2007

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006*

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 2 SHARES	16.01	4.05	5.02
S&P 500 INDEX1ˆ	15.80	6.19	8.42
S&P SUPERCOMPOSITE 1500 INDEX2ˆ	15.34	6.80	8.83
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX3ˆ	13.87	5.50	6.45

*	The performance figures in the table for the period before Class 2 Shares were launched on 8/16/06 are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). During the period, the actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios. The table reflect s that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on March 31, 1999.

1	The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses. The index for the Portfolio has changed from the S&P SuperComposite 1500 Index to the S&P 500 Index in order to better represent the revised investment policies of the Portfolio.

2	The S&P SuperComposite 1500 Index is an unmanaged index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices representing approximately 87% of the total U.S. equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

3	The performance of the Lipper Variable Underlying Funds Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

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    Diversified Equity Portfolio

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Investor Expenses for Class 2 Shares

The expenses of Class 2 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0. 5 5
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.25
Total Annual Operating Expenses [2]	1.05

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	1 07	334	579	1,283

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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JPMorgan Insurance Trust
    Diversified Mid Cap Growth Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

The Portfolio’s Main Investment Strategy

The Portfolio invests primarily in common stocks of mid-cap companies which the Portfolio’s adviser , JPMIA, believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stock . “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. [Dividend return is not a primary factor in security selection]. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security, which the adviser no longer considers reasonably valued.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

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    Diversified Mid Cap Growth Portfolio

CONTINUED

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Growth Investing Risk.  Since the Portfolio focuses on growth stocks, performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style. Growth investing attempts to identify companies that the adviser believes will experience relatively rapid earnings growth. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks and may be more sensitive to changes in current or expected earnings.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes or to increase income or gain may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

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2007

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares.* Since Class 2 Shares were launched on 8/16/06, and do not yet have a full calendar year of performance, the bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell Midcap ® Growth Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Portfolio ’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts o r Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS*,1

BEST QUARTER: 4th quarter, 1998	40.10%
WORST QUARTER: 3rd quarter, 200 1	–20.94%

*	The performance figures in the bar chart are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). The actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios.

1	The Portfolio’s fiscal year end is 12/31.

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JPMorgan Insurance Trust
    Diversified Mid Cap Growth Portfolio

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006*

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 2 SHARES	11.28	7.17	11.69
RUSSELL MIDCAP ® GROWTH INDEX1ˆ	10.66	8.22	8.62
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP GROWTH FUNDS INDEX2ˆ	8.51	6.19	6.86

*	The performance figures in the table for the period before Class 2 Shares were launched on 8/16/06 are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). During the period, the actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios.

1	The Russell Midcap ® Growth Index is an unmanaged index generally representative of the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

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2007

Investor Expenses for Class 2 Shares

The expenses of Class 2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.26
Total Annual Operating Expenses	1.16
Fee Waivers and Expense Reimbursements[2]	(0.0 1 )
Net Expenses[2]	1.15

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	1 17	367	637	1,408

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMORGAN INSURANCE TRUST

17

JPMorgan Insurance Trust
    International Equity Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks , as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.

The Portfolio’s Main Investment Strategy

Under normal circumstances, the Portfolio will invest at least 80% of the value of its Assets in equity investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.

The Portfolio may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of the P ortfolio ’s assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

No more than 20% of the Portfolio’s Assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 20% of the Portfolio’s Assets will be invested in debt securities issued by a foreign government or international organization, such as the World Bank.

Capital markets in certain countries may be either less developed or not easy to access. The Portfolio may invest in such countries by investing in closed-end investment companies which are authorized to invest in such countries.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser , J.P. Morgan Investment Management Inc. (JPMIM), will seek to diversify the portfolio by investing in issuers in at least three countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one country.

The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. However, the Portfolio may also invest in companies or governments in emerging markets.

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2007

The adviser may adjust the Portfolio’s exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. This section describes some of the specific risks of investing in the Portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will fluctuate in response to movements in international markets. Portfolio performance will also depend on the effectiveness of the adviser’s research, as well as its stock picking and currency management decisions.

Foreign Securities Risk.  Because the Portfolio invests primarily in securities of issuers outside the United States, an investment in the Portfolio is riskier than an investment in a U.S. equity fund. Because foreign securities are usually denominated in foreign currencies, the value of the Portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce the Portfolio’s performance.

Risks associated with investing in foreign securities include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities may be affected by political, social, and economic in stability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets. The Portfolio’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio’s yield on those securities would be decreased.

The Portfolio’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the under lying issuer and may not carry the same voting privileges as sponsored depositary receipts. Un sponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Emerging Markets Risk.  The Portfolio’s investments in emerging markets could lead to more volatility in the value of the Portfolio’s shares. As mentioned above, the normal risks of investing in foreign countries increase when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, emerging markets may not provide adequate legal protection for private or foreign investment or private property.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

ETF and Investment Company Risk.   If the Portfolio invests in shares of another investment company, shareholders would bear not only their proportionate

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JPMorgan Insurance Trust
    International Equity Portfolio

CONTINUED

share of the Portfolio’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

If the Portfolio invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Non-diversified Portfolio Risk.  Since the Portfolio is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Portfolio’s shares being more sensitive to economic results among those issuing the securities.

Temporary Defensive Positions Risk.  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

Redemption Risk.  The Portfolio may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

The Portfolio’s Performance

The Portfolio commenced operations as of September 15 , 2006 . Once the Portfolio has per formed for at least one calendar year, a bar chart and a performance table will be included in the Prospectus to show the performance of the Portfolio.1 An appropriate broad-based securities market index, such as the MSCI EAFE Index, will also be included in the performance table. Although past performance of a Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Portfolio.

1	The Portfolio’s fiscal year end is 12/31.

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2007

Estimated Investor Expenses for Class 2 Shares

The estimated expenses of Class 2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0.60
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.52
Total Annual Operating Expenses	1.37
Fee Waivers and Expense Reimbursements[2]	(0.09)
Net Expenses[2]	1.28

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIM and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.28% for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	130	425

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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JPMorgan Insurance Trust
    Intrepid Growth Portfolio
(formerly JPMorgan Insurance Trust Large Cap Growth Portfolio)

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks to provide long-term capital growth.

The Portfolio’s Main Investment Strategy

Under normal circumstances, the Portfolio invests primarily in equity investments of large- and mid-capitalization companies. The Portfolio generally defines large-capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid-capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company’s shares.

Although the Portfolio may invest in securities of both large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in either large- or mid-capitalization companies, when the Portfolio’s adviser, JPMIA, believes such companies offer attractive opportunities.

The Portfolio invests primarily in a broad portfolio of common stocks that the adviser believes have strong growth potential. A “growth” style strategy focuses on identifying securities that the adviser believes have above-average growth potential over a long-term investment horizon with the potential for capital appreciation.

The adviser applies an active equity management style to identify growth-oriented companies with earnings momentum. Sector by sector, the Portfolio may overweight its holdings of securities relative to those of the Russell 1000® Growth Index. The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio’s investment criteria or if the adviser believes that more attractive opportunities are available.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

The Portfolio is an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market inefficiencies through a disciplined and dispassionate investment process.

Our research identifies specific market anomalies or mispricings, such as the historical out-performance of stocks with low price-to-earnings ratios. Stocks are ranked based on their exposure to these anomalies and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Portfolio.

JPMORGAN INSURANCE TRUST

22

P R O S P E C T U S    MAY 1

2007

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk.  Since the Portfolio focuses on growth stocks, performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style. Growth investing attempts to identify companies that the adviser believes will experience relatively rapid earnings growth. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks and may be more sensitive to changes in current or expected earnings.

Mid Cap Company Risk.  Although the Portfolio may invest in large- and mid-capitalization companies, the Portfolio’s risks increase as it invests more heavily in mid-capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

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23

JPMorgan Insurance Trust
    Intrepid Growth Portfolio

CONTINUED

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares.* Since Class 2 Shares were launched on 8/16/06, and do not yet have a full calendar year of performance, the bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 1000 ® Growth Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Portfolio ’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts o r Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS*,1

BEST QUARTER: 4th quarter, 1998	23.95%
WORST QUARTER: 3rd quarter, 200 1	–19.62%

*	The performance figures in the bar chart are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). The actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios.

1	The Portfolio’s fiscal year end is 12/31.

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P R O S P E C T U S    MAY 1

2007

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006*

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 2 SHARES	5.30	1.56	4.80
RUSSELL 1000 ® GROWTH INDEX1ˆ	9.07	2.69	5.44
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP GROWTH FUNDS INDEX2ˆ	6.29	2.89	6.49

*	The performance figures in the table for the period before Class 2 Shares were launched on 8/16/06 are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). During the period, the actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios.

1	The Russell 1000 ® Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

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25

JPMorgan Insurance Trust
    Intrepid Growth Portfolio

CONTINUED

Investor Expenses for Class 2 Shares

The expenses of Class 2 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.21
Total Annual Operating Expenses [2]	1.11

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	1 13	353	612	1,352

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMORGAN INSURANCE TRUST

26

JPMorgan Insurance Trust
    Intrepid Mid Cap Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

The Portfolio’s Main Investment Strategy

The Portfolio invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

The Portfolio invests primarily in a broad portfolio of common stocks that the adviser believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on identifying securities that have a market price below what the Portfolio’s adviser, JPMIA, believes they are worth, with a “growth” style strategy, which focuses on identifying securities that the adviser believes have above-average growth potential over a long-term horizon.

The adviser applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Portfolio may overweight its holdings of equity securities relative to those of the Russell Midcap Index. The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio’s investment criteria listed above or if the adviser believes that more attractive opportunities are available.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

The Portfolio is an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market inefficiencies through a disciplined and dispassionate investment process.

Our research identifies specific market anomalies or mispricings, such as the historical out-performance of stocks with low price-to-earnings ratios. Stocks are ranked based on their exposure to these anomalies and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Portfolio.

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27

JPMorgan Insurance Trust
    Intrepid Mid Cap Portfolio

CONTINUED

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

JPMORGAN INSURANCE TRUST

28

P R O S P E C T U S    MAY 1

2007

The Portfolio’s Past Performance

This section shows the Portfolio’s performance record with respect to the Portfolio’s shares.* Since Class 2 Shares were launched on 8/16/06, and do not yet have a full calendar year of performance, the bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell Midcap ® Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Portfolio ’s designated category as determined by Lipper.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provided services to the Portfolio in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts o r Eligible Plans through which investors can buy shares of the Portfolio. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract .

YEAR-BY-YEAR RETURNS*,1

BEST QUARTER: 4th quarter, 1998	22.38%
WORST QUARTER: 3rd quarter, 1998	–20.04%

*	The performance figures in the bar chart are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). The actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios. The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Mid-Cap Opportunity Fund on March 31, 1999.

1	The Portfolio’s fiscal year end is 12/31.

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JPMorgan Insurance Trust
    Intrepid Mid Cap Portfolio

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2006*

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS 2 SHARES	14.06	10.38	10.67
RUSSELL MIDCAP ® INDEX1ˆ	15.26	12.88	12.14
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX2ˆ	13.06	11.39	N/A**

*	The performance figures in the table for the period before Class 2 Shares were launched on 8/16/06 are based on the performance of the Class 1 Shares of the Portfolio (whose investment program is identical to the investment program of Class 2 Shares). During the period, the actual returns of Class 2 Shares would have been lower than the returns shown because Class 2 Shares have higher expense ratios. The table reflect s that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Mid-Cap Opportunity Fund on March 31, 1999.

1	The Russell Midcap ® Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 ® Index . The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

**	Index did not exist for complete period.

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P R O S P E C T U S    MAY 1

2007

Investor Expenses for Class 2 Shares

The expenses of Class 2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.33
Total Annual Operating Expenses	1.23
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	1.15

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMI A and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	1 17	382	668	1,482

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMORGAN INSURANCE TRUST

31

JPMorgan Insurance Trust
    Large Cap Value Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks, as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks to provide long-term capital appreciation.

The Portfolio’s Main Investment Strategy

Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. Market capitalization is the total market value of a company’s shares. The Portfolio’s adviser, JPMIM, invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Portfolio invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.
•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

On behalf of the Portfolio, the adviser then buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

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P R O S P E C T U S    MAY 1

2007

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Value Investing Risk.  Since the Portfolio focuses on value stocks, performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style. Value investing attempts to identify companies, that according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns.

High Portfolio Turnover Risk.  The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

The Portfolio’s Performance

The Portfolio commenced operations as of September 15 , 2006 . Once the Portfolio has performed for at least one calendar year, a bar chart and a performance table will be included in the Prospectus to show the performance of the Portfolio.1 An appropriate broad-based securities market index, such as the Russell 1000® Value Index, will also be included in the performance table. Although past performance of a Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Portfolio.

1	The Portfolio’s fiscal year end is 12/31.

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JPMorgan Insurance Trust
    Large Cap Value Portfolio

CONTINUED

Estimated Investor Expenses for Class 2 Shares

The estimated expenses of Class 2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0.40
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.44
Acquired Funds Fees and Expenses[2]	0.01
Total Annual Operating Expenses [3]	1.10
Fee Waivers and Expense Reimbursements [4]	(0.06)
Net Expenses [4]	1.04

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.

3	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

4	JPMI M and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.03 % for the period through 4/30/08. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses for the Portfolio’s Class 2 Shares would have been 1.09% of the average daily net assets.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	1 06	344

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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JPMorgan Insurance Trust
    Small Cap Equity Portfolio

Risk/Return Summary

For a more detailed discussion of the Portfolio’s main risks , as well as Portfolio strategies, please see pages 45–51 .

The Portfolio’s Objective

The Portfolio seeks capital growth over the long term.

The Portfolio’s Main Investment Strategy

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Portfolio invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, the Portfolio may invest any portion of its Assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Portfolio’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Portfolio should understand that:
•	There is no assurance that the Portfolio will meet its investment objective.

•	The Portfolio does not represent a complete investment program.

Investment Process

In managing the Portfolio, the adviser employs a process that combines research, valuation and stock selection to identify quality small cap companies. We look for both undervalued companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security, which the adviser no longer considers reasonably valued.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.

The Portfolio’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio. The Portfolio is subject to management risk because it is an actively managed portfolio. The Portfolio may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price

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    Small Cap Equity Portfolio

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movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.   The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment s and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio’s potential for loss.

Non-Diversified Portfolio Risk.  Since the Portfolio is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would. This increased concentration in fewer issuers may result in the Portfolio’s shares being more sensitive to economic results among those issuing the securities.

Temporary Defensive Position Risk .  To respond to unusual circumstances, the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

The Portfolio’s Performance

The Portfolio commenced operations as of September 1 5 , 2006 . Once the Portfolio has performed for at least one calendar year, a bar chart and a performance table will be included in the Prospectus to show the performance of the Portfolio.1 An appropriate broad-based securities market index, such as the Russell 2000 ® Index, will also be included in the performance table. Although past performance of a Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Portfolio.

1	The Portfolio’s fiscal year end is 12/31.

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Estimated Investor Expenses for Class 2 Shares

The estimated expenses of Class 2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS 2 ASSETS)

Investment Advisory Fees	0.65
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.34
Fee Waivers and Expense Reimbursements[2]	(0.06)
Net Expenses[2]	1.28

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIM and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.28 % for the period through 4/30/08.

Example

The example below is intended to help you compare the cost of investing in Class 2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class 2 Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	130	419

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

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The Portfolios’ Management and Administration

The Portfolios are series of JPMorgan Insurance Trust, a Massachusetts business trust (Trust). The Trustees of the Trust are responsible for overseeing all business activities of the Portfolios.

Each of the Portfolios operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Portfolios’ other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.

The Portfolios’ Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) and JPMorgan Investment Advisors Inc. (JPMIA) each acts as investment adviser to several of the Portfolios and each makes day-to-day investment decisions for the Portfolios which it advises. JPMIM is the investment adviser to the International Equity Portfolio, Large Cap Value Portfolio and Small Cap Equity Portfolio , and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to all other Portfolios discussed in this prospectus.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is located at 1111 Polaris Parkway, Columbus, OH 43240.

During the most recent fiscal year ended 12/31/06, JPMIM or JPMIA w as paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

PORTFOLIO	ANNUAL RATE AS PERCENTAGE OFAVERAGE DAILY NET ASSETS
Core Bond Portfolio	0.43%
Diversified Equity Portfolio	0.59%
Diversified Mid Cap Growth Portfolio	0.63%
International Equity Portfolio	0.00%
Intrepid Growth Portfolio	0.65%
Intrepid Mid Cap Portfolio	0.58%
Large Cap Value Portfolio	0.00%
Small Cap Equity Portfolio	0.00%

A discussion of the basis the Board of Trustees of the Trust used in re approving the investment advisory agreement for the Portfolios (other than the International Equity, Large Cap Value and Small Cap Equity Portfolios) is available in the annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Core Bond Portfolio

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Portfolio. An employee of JPMIA and/or predecessor firms since 1983, Mr. Swanson has led the team responsible for the portfolio management of the Portfolio since 1999. Mark M. Jackson, Vice President and CFA charterholder, has been part of the team responsible for the portfolio management of the Portfolio since May 2006. Mr. Jackson has been a portfolio manager of taxable bond portfo lios for JPMIA and/or predecessor firms since 1996.

Diversified Equity Portfolio

The portfolio management team, which has managed the Portfolio since October 2006, is led by Thomas Luddy and includes Susan Bao and Jacqueline Flake . Mr. Luddy, Managing Director of JPMIM and CFA charterholder, has been an employee of JPMorgan Chase or its affiliates and/or predecessor firms since 1976 and has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. Ms. Bao, Vice President of

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JPMIM, has been an employee of JPMorgan Chase or its affiliates and/or predecessor firms since 1997 . Ms. Flake is Managing Director of JPMIM and has been an employee of JPMIM since 1997 .

Diversified Mid Cap Growth Portfolio

The portfolio management team is led by Christopher Mark Vyvyan Jones, Managing Director of JPMIM, and Timothy Parton, Vice President of JPMIM. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with various affiliates of JPMIM since 1982. Mr. Parton has been employed with JPMIM or one of its affiliates since 1986.

International Equity Portfolio

The portfolio management team is led by James Fisher, a Managing Director of JPMIM and Thomas Murray, Vice President of JPMIM. Mr. Fisher is a portfolio manager in the Global Portfolios Group, based in London, and is responsible for EAFE Plus Funds. He has worked for JPMIM or one of its affiliates since 1985 and has held numerous investment roles. Mr. Murray is a global sector specialist in the Global Portfolios Group, based in London, and the global sector specialist for energy. He has worked for JPMIM or one of its affiliates since 1996.

Intrepid Growth Portfolio

The portfolio management team is led by Silvio Tarca, Managing Director of JPMIM and CFA charterholder. Mr. Tarca has been with JPMorgan Chase or its affiliates and/or predecessor firms since 2000. Prior to managing funds, he served as a quantitative research analyst in the Emerging Markets Equity Group. Other members of the portfolio management team include Robert Weller, Vice President of JPMIM and CFA charterholder, and Jason Alonzo, Vice President of JPMIM. Mr. Weller has been with JPMorgan Chase or its affiliates and/or predecessor firms since 1997. Prior to 2003 when Mr. Weller began managing funds, he worked in the JPMorgan Private Bank Target Portfolio Manager group. Mr. Alonzo has been with JPMorgan Chase or its affiliates and/or predecessor firms since 2000. Prior to managing funds, he served as an investment assistant in the U.S. Equity Group.

Intrepid Mid Cap Portfolio

The portfolio management team is led by Mr. Tarca and includes Mr. Weller and Mr. Alonzo. Information on Messrs. Tarca, Weller and Alonzo is discussed above under the heading “Intrepid Growth Portfolio . ”

Large Cap Value Portfolio

The portfolio management team is led by Bradford L. Frishberg, Managing Director of JPMIM, and Alan Gutmann, Vice President of JPMIM. Mr. Frishberg has worked for JPMIM or one of its affiliates since 1996. Mr. Gutmann has worked at JPMIA or one of its advisory affiliates since 2003. Prior to joining JPMorgan, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991 until 2000.

Small Cap Equity Portfolio

The portfolio management team is led by Christopher T. Blum, Managing Director of JPMIM and CFA charterholder, and Dennis S. Ruhl, Vice President of JPMIM and CFA charterholder. Mr. Blum has been a portfolio manager for JPMIM or one of its affiliates since 2001. Mr. Ruhl has been an employee of JPMIM or one of its affiliates since 1999, becoming a portfolio manager in 2001.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Portfolios is provided in the Portfolios’ Statement of Additional Information.

The Portfolios’ Administrator

JPMorgan Funds Management, Inc. (JPMFM or the Administrator) provides administrative services and oversees the Portfolios’ other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of each Portfolio for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Portfolios’ Distributor

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolios. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

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Additional Compensation to Financial Intermediaries — Revenue Sharing

JPMIM, JPMIA, JPMDS, and from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolios. For the Portfolios, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.

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Shareholder Information

PRICING PORTFOLIO SHARES

How are Portfolio Shares Priced?

Shares are purchased and redeemed at the next calculated net asset value (NAV) per share. NAV per share for each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 P.M. Eastern Time (ET)) (Closing Time) , on each day the Portfolios are open for business. On occasion, the NYSE will close before 4 P.M. ET. When that happens, the NAV will be calculated as of the time the NYSE closes. To the extent a Portfolio invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Portfolio does not price its shares, the value of a Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. NAV per share is calculated by dividing the total market value of a Portfolio’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Portfolio’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Portfolio’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Portfolios’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Portfolios have implemented fair value pricing on a daily basis for all equity securities, except North American, Central American, South American and Caribbean equity securities, held by the Portfolios. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Portfolios’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

When can Portfolio Shares be Purchased?

Purchases may be made on any business day for the Portfolios. This includes any day that the Portfolios are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASING PORTFOLIO SHARES

Who can Purchase Shares of the Portfolios?

Shares of the Portfolios are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. P urchasers of variable insurance contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolios are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolios. Purchases are processed on any day on which the Portfolios are open for business. If such purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio s ’ Closing T ime, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by a Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolios do not issue share certificates. The interests of different separate accounts are not always the same , and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

Federal law requires a Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when

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opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent, to attempt to verify the account-holder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

REDEEMING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolios. Redemptions are processed on any day on which the Portfolios are open for business. If such redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Plan’s administrator or trustee for more information about selling Portfolio shares.

ABUSIVE TRADING

The Portfolios do not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any Portfolio, these risks may be higher for Portfolios that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value.

The Portfolios’ Board of Trustees has adopted policies and procedures with respect to market timing. Market timers may disrupt portfolio management and harm Portfolio performance. Because purchase and sale transactions are submitted to each Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, each Portfolio is not able to identify market timing transactions by individual variable insurance contract owners or Eligible Plan participants. Short of rejecting all transactions made by a separate account or Eligible Plan, the Portfolio lacks the ability to reject transactions by individual contract owners or Eligible Plan participants. A Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolios are often dependent upon the Eligible P lan’s f inancial i ntermediaries who utilize their own policies and procedures to identify market timers. The Portfolios have attempted to put safeguards in place to assure that f inancial i ntermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. The Portfolios or the Distributor will prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of the Portfolios that indicates market timing or trading they determine is abusive to the

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extent possible. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolios will be able to effectively identify and eliminate market timing and abusive trading in the Portfolios. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

RULE 12b-1 FEES

Each Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 S hares of the Portfolios.

These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolios to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolios. The Distributor may pay Rule 12b-1 fees to its affiliates.

Each Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 S hares.

Because Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VOTING AND SHAREHOLDER MEETINGS

How are Shares of the Portfolio Voted?

If required by the Securities and Exchange Commission (SEC), the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. To the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Each Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.

When are Shareholder Meetings Held?

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove t rustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.

QUESTIONS

•	Any questions regarding the Portfolios should be directed to JPMorgan Insurance Trust, 1111 Polaris Parkway, Columbus, Ohio 43271-1235, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.

DISTRIBUTIONS AND TAXES

Each Portfolio intends to qualify as a “regulated investment company” for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans . Each Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such Portfolios unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.

The discussions below are based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds.

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Tax Consequences to Variable Insurance Contract Owners

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59-1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.

In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.

Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolios. For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.

Tax Consequences to Eligible Plan Participants

Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.

The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Portfolios to the applicable investment adviser. A copy of each Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or in the variable insurance portfolio section of the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Portfolio will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Portfolios will post these quarterly schedules in the variable insurance portfolio section of the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.

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44

Risk and Reward Elements for the Portfolios

This table discusses the main elements that may make up a Portfolio’s overall risk and reward characteristics. It also outlines each Portfolio’s policies toward various investments, including those that are designed to help the Portfolios manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions — Equity Portfolios

• Each Portfolio’s share price and performance will fluctuate in response to stock and/or bond market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Portfolio to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Portfolio from achieving its investment objective
• The International Equity Portfolio and Small Cap Equity Portfolio are non-diversified, which means that a relatively high percentage of each Portfolio’s assets may be invested in a limited number of issuers. Therefore, their performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Under normal circumstances each Portfolio plans to remain fully invested in accordance with its policies and each Portfolio may invest uninvested cash in affiliated money market funds; in addition to the securities described in the Fund Summary, equity securities may include common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Portfolio seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Portfolio has the option of investing up to 100% of its assets in high quality short-term instruments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

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45

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions — Core Bond Portfolio
• The Portfolio’s share price, yield and total return will fluctuate in response to bond market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value
typically falls
• Adverse market, economic, political or other conditions may from time to time cause the Portfolio to take temporary defensive positions that are inconsistent with its principal
investment strategies and may hinder the Portfolio from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Portfolio plans to remain fully invested in bonds and other fixed-income securities and may invest uninvested cash in affiliated money market funds
• Bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements
• The Portfolio seeks to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection and duration management
• During severe market downturns, the Portfolio has the option of investing up to 100% of assets in high quality short-term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Credit quality — Core Bond Portfolio
• The default of an issuer would leave the Portfolio with unpaid interest or principal	• Investment-grade bonds have a lower risk of default
• The Portfolio maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Management choices

• An Equity Portfolio could underperform its benchmark due to its securities and asset allocation choices
• The Core Bond Portfolio could underperform its benchmark due to its sector, securities or duration choices
	• A Portfolio could outperform its benchmark due to these same choices	• The adviser focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

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46

P R O S P E C T U S    MAY 1

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1], that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Portfolio that would not have otherwise occurred
• A Portfolio may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Portfolios, to increase a Portfolio’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to a Portfolio which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Portfolio’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Portfolio, accelerate recognition of income to a Portfolio, affect the holding period of a Portfolio’s assets, and defer recognition of certain of a Portfolio’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Portfolio could make money and protect against losses if investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Portfolios use derivatives, such as futures, options, swaps and forward foreign currency contracts for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Portfolio’s exposure relative to its benchmark; all Portfolios except for Core Bond Portfolio, Diversified Equity Portfolio and Large Cap Value Portfolio may use derivatives in an effort to produce increased income or gain
• A Portfolio only establishes hedges that it expects will be highly correlated with underlying positions
• While the Portfolios may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolio
• A Portfolio segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	Each Portfolio is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because each Portfolio has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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Risk and Reward Elements for the Portfolios

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs) and other investment companies
• If a Portfolio invests in shares of another investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
•  Generally , a Portfolio’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)[1]
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit each Portfolio to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Portfolio’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Portfolio may invest in both affiliated and unaffiliated money market funds without limit subject to a Portfolio’s investment policies and restrictions and the conditions of the rule

Securities lending[2]
• When a Portfolio lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Portfolios may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Portfolios receive collateral equal to at least 100% of the current value of the securities loaned plus accrued interest
• The lending agents indemnify the Portfolios against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

1	Under the 1940 Act, a Portfolio may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Portfolio’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Portfolio’s total assets when the Portfolio invests in another investment company; and no more than 10% of its total assets when the Portfolio invests in two or more investment companies.

2	The International Equity, Large Cap Value and Small Cap Equity Portfolios do not currently engage in securities lending.

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P R O S P E C T U S    MAY 1

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments and currencies
• A Portfolio could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information
• Currency exchange rate movements could reduce gains or create losses
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

• Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification

• Except for the International Equity Portfolio, the Portfolios anticipate that total foreign investments will not exceed 25% of net assets of the Portfolio
• The Portfolios actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Short-term trading
• Increased trading could raise a Portfolio’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce a Portfolio’s returns
	• The Portfolios could realize gains in a short period of time • The Portfolios could protect against losses if a security is overvalued and its value later falls	• The Portfolios generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Risk and Reward Elements for the Portfolios

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1] — Equity Portfolios

• The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Portfolio) would be reduced by any corporate taxes payable by the REIT

• A Portfolio can gain exposure to an additional asset class in order to further diversify its assets
• A Portfolio may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

• A Portfolio’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in its Main Investment Strategy Section, a Portfolio’s investments in REITs will generally be limited to less than 10% of the Portfolio’s assets

Master Limited Partnerships (MLPs) — Equity Portfolios

• Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Portfolio and affect the holding period of a Portfolio’s assets

• MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

• A Portfolio will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Portfolio anticipates that its total investments in MLPs will not exceed 10% of total assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

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50

P R O S P E C T U S    MAY 1

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• Each Portfolio could have difficulty valuing these holdings • Each Portfolio could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• No Portfolio may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Portfolio may hold high quality short-term securities (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets including drawing on a line of credit

When-issued and delayed delivery securities
• When a Portfolio buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Portfolios can take advantage of attractive transaction opportunities	• The Portfolios segregate or earmark liquid assets to offset leverage risks

U.S. government and agency securities
•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Portfolio, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Portfolios seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

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51

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Portfolio whose shares are offered in this prospectus.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA , which were series of One Group Mutual Funds, into possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former t rustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached f und-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former t rustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

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This Page Intentionally Left Blank.

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past fiscal period. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Portfolio’s financial statements, are included in the representative Portfolio’s annual report, which is available upon request.

Class 2 Shares

				Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Portfolio
August 16, 2006 (d) through December 31, 2006	$11.00	$0.18	$0.11	$0.29	$—	$—	$—

Diversified Equity Portfolio
August 16, 2006 (d) to December 31, 2006	15.84	0.05	1.69	1.74	—	—	—

Diversified Mid Cap Growth Portfolio
August 16, 2006 (d) through December 31, 2006	19.71	(0.05)	1.58	1.53	—	—	—

International Equity Portfolio
September 15, 2006 (d) through December 31, 2006	15.00	0.02	1.40	1.42	(0.03)	(0.01)	(0.04)

Intrepid Growth Portfolio (e)
August 16, 2006 ( d) to December 31, 2006	13.88	0.01	0.80	0.81	—	—	—

Intrepid Mid Cap Portfolio
August 16, 2006 (d) to December 31, 2006	17.33	0.05	1.51	1.56	—	—	—

Large Cap Value Portfolio
September 15, 2006 (d) through December 31, 2006	15.00	0.06	1.36	1.42	(0.09)	(0.05)	(0.14)

Small Cap Equity Portfolio
September 15, 2006 (d) through December 31, 2006	15.00	0.01	1.06	1.07	(0.03)	(0.04)	(0.07)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares.

(e)	Effective November 1, 2006, the Portfolio’s name, investment objective and strategies changed.

(f)	Due to the size of net assets and fixed expenses, rates may appear disproportionate.

(g)	Incurred a gain from an investment transaction error. Without this gain, the total return would have been 6.93%.

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54

P R O S P E C T U S    MAY 1

2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$11.29	2.64%		$15	0.84%	4.29%	0.87%		13%

17.58	10.98		17	1.05	0.82	1.07		129

21.24	7.76		16	1.15	(0.60)	1.19		115

16.38	9.46		5,472	1.28	0.35	5.00	(f)	3

14.69	5.84		16	1.14	0.11	1.14		145

18.89	9.00		16	1.14	0.80	1.25		136

16.28	9.46		3,284	1.03	1.34	6.24	(f)	24

16.00	7.13	(g)	3,214	1.28	0.20	6.52	(f)	6

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55

HOW TO REACH US

MORE INFORMATION

For more information on the Portfolios, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Portfolios’ investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Portfolio’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Portfolios and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You can also find information online in the variable insurance portfolio section of www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Portfolios, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
100 F Street, N.E.
Washington, DC 20549-0102
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolios are also available on the SEC’s website at http://www.sec.gov.

VARIABLE INSURANCE CONTRACTS

This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the prospectus or other materials that you received when you purchased your contract.

The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co. All Rights Reserved. May 2007.

PR-JPMIT2-507

STATEMENT OF ADDITIONAL INFORMATION

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Portfolio (the “Core Bond Portfolio”)
JPMorgan Insurance Trust Government Bond Portfolio (the “Government Bond Portfolio”)
JPMorgan Insurance Trust Balanced Portfolio (the “Balanced Portfolio”)
JPMorgan Insurance Trust Intrepid Growth Portfolio (the “Intrepid Growth Portfolio”)
JPMorgan Insurance Trust Equity Index Portfolio (the “Equity Index Portfolio”)
JPMorgan Insurance Trust Diversified Equity Portfolio (the “Diversified Equity Portfolio”)
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio (the “Diversified Mid Cap Growth
Portfolio”)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (the “Intrepid Mid Cap Portfolio”)
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio (the “Diversified Mid Cap Value
Portfolio”)

JPMorgan Insurance Trust Large Cap Value Portfolio (the “Large Cap Value Portfolio)
JPMorgan Insurance Trust International Equity Portfolio (the “International Equity Portfolio)
JPMorgan Insurance Trust Small Cap Equity Portfolio (the “Small Cap Equity Portfolio”)
(Each a “Portfolio,” and collectively the “Portfolios”)

May 1, 2007

This Statement of Additional Information is not a prospectus , but supplements and should be read in conjunction with the prospectuses dated May 1, 2007 for the Portfolios listed above (each a “Prospectus” and together, the “Prospectuses”). This Statement of Additional Information is incorporated in its entirety into the Prospectus. The Annual Report for the Portfolios’ Class 1 shares and Class 2 shares for the fiscal year ended December 31, 2006 is incorporated by reference into this Statement of Additional Information. A copy of the Annual Report and the Prospectuses are available without charge by writing to JPMorgan Insurance Trust (the “Trust”) at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 or by calling toll free at 1-800-480-4111.

SAI-JPMIT- 507

THE TRUST

          JPMorgan Insurance Trust (formerly called the JPMorgan Investment Trust and The One Group Investment Trust) (the “Trust”) is an open-end management investment company. The Trust was formed as a Massachusetts business trust on June 7, 1993. The Trust consists of twelve series of units of beneficial interest (“Shares”), each representing interests in one of the following separate investment portfolios:

Balanced Portfolio
Core Bond Portfolio
Diversified Equity Portfolio
Diversified Mid Cap Growth Portfolio
Diversified Mid Cap Value Portfolio
Equity Index Portfolio
Government Bond Portfolio
Intrepid Growth Portfolio
Intrepid Mid Cap Portfolio
International Equity Portfolio
Large Cap Value Portfolio
Small Cap Equity Portfolio

Share Classes

          The Trustees of the Portfolios have authorized the issuance of the following classes of shares of the Portfolios:

Balanced Portfolio	Class 1
Core Bond Portfolio	Class 1 and Class 2
Diversified Equity Portfolio	Class 1 and Class 2
Diversified Mid Cap Growth Portfolio	Class 1 and Class 2
Diversified Mid Cap Value Portfolio	Class 1
Equity Index Portfolio	Class 1
Government Bond Portfolio	Class 1
Intrepid Growth Portfolio	Class 1 and Class 2
Intrepid Mid Cap Portfolio	Class 1 and Class 2
International Equity Portfolio	Class 2
Large Cap Value Portfolio	Class 2
Small Cap Equity Portfolio	Class 2

          The shares of the Portfolios are collectively referred to in this SAI as the “Shares.”

Name Changes

          Effective May 1, 2006, JPMorgan Insurance Trust and some of its Portfolios were renamed with the approval of the Board of Trustees:

Prior Name	New Name as of May 1, 2006

JPMorgan Investment Trust Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Investment Trust Government Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio
JPMorgan Investment Trust Balanced Portfolio	JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Investment Trust Large Cap Growth Portfolio	JPMorgan Insurance Trust Large Cap Growth Portfolio
JPMorgan Investment Trust Equity Index Portfolio	JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Investment Trust Diversified Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Investment Trust Mid Cap Growth Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Investment Trust Diversified Mid Cap Portfolio	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Investment Trust Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

          In addition, effective November 1, 2006, the JPMorgan Insurance Trust Large Cap Growth Portfolio was renamed the JPMorgan Insurance Trust Intrepid Growth Portfolio.

          For ease of reference, this Statement of Additional Information sometimes refers to certain of the Portfolios as the “Bond Portfolios” and certain others as the “Equity Portfolios.”

The Bond Portfolios include:

1.	Core Bond Portfolio and

2.	Government Bond Portfolio.

The Equity Portfolios include:

1.	Balanced Portfolio,

2.	Diversified Equity Portfolio,

3.	Diversified Mid Cap Growth Portfolio,

4.	Diversified Mid Cap Value Portfolio,

5.	Equity Index Portfolio,

6.	Intrepid Growth Portfolio,

7.	Intrepid Mid Cap Portfolio,

8.	International Equity Portfolio,

9.	Large Cap Value Portfolio, and

10.	Small Cap Equity Portfolio.

          All of the Portfolios, except the International Equity Portfolio and the Small Cap Equity Portfolio, are diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Portfolio, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Portfolio’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer.

          The International Equity Portfolio and the Small Cap Equity Portfolio are each registered as a non-diversified investment company. A Portfolio is considered “non-diversified” because a relatively high percentage of the Portfolio’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. Each of these Portfolio’s securities, therefore, may be more susceptible to any single economic, political or regulatory occurrence than the securities of a more diversified investment company.

          Regardless of whether a Portfolio is diversified under the 1940 Act, all of the Portfolios will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company. See “Distributions and Tax Matters.”

          SUBSTITUTION OF JPMORGAN INSURANCE TRUST PORTFOLIOS FOR PEGASUS VARIABLE FUNDS. On March 31, 1999, the following portfolios of the Trust were substituted for the following Pegasus Variable Funds in separate accounts maintained by Hartford Life and Annuity Insurance Company:

Insurance Trust Portfolio		Pegasus Variable Fund
1.	Core Bond Portfolio	1.	Bond Fund
2.	Intrepid Growth Portfolio (formerly Large Cap Growth Portfolio)	2.	Growth Fund
3.	Intrepid Mid Cap Portfolio	3.	Mid-Cap Opportunity Fund
4.	Diversified Mid Cap Value Portfolio	4.	Intrinsic Value Funds
5.	Diversified Equity Portfolio	5.	Growth and Value Fund

          Much of the information in this Statement of Additional Information expands upon subjects discussed in the Prospectus. You should not invest in the Portfolios without first reading the Prospectus.

INVESTMENT STRATEGIES AND POLICIES

          As noted in the applicable Prospectuses for each of the Portfolios, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Portfolio may employ other investment strategies and may be subject to other risks, which are described below. The Portfolios may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Portfolio is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Portfolio. Because the following is a combined description of investment strategies of all of the Portfolios, certain matters described herein may not apply to particular Portfolios. In this SAI, “Adviser” refers to JPMorgan Investment Advisors Inc. or J.P. Morgan Investment Management Inc. depending on which entity is the adviser to a particular Portfolio.

           The Portfolios invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Portfolios.

Portfolio Name	Portfolio Code

JPMorgan Insurance Trust Core Bond Portfolio	1
JPMorgan Insurance Trust Government Bond Portfolio	2
JPMorgan Insurance Trust Balanced Portfolio	3
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio	4
JPMorgan Insurance Trust Intrepid Growth Portfolio	5
JPMorgan Insurance Trust Diversified Equity Portfolio	6
JPMorgan Insurance Trust Equity Index Portfolio	7
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	8
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	9
JPMorgan Insurance Trust Large Cap Value Portfolio	10
JPMorgan Insurance Trust International Equity Portfolio	11
JPMorgan Insurance Trust Small Cap Equity Portfolio	12

Instrument	Portfolio Code

Adjustable Rate Mortgage Loans (“ARMs”) : Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

1-5, 8, 9, 11, 12

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

1, 3-5, 8, 9, 11, 12

Auction Rate Securities : Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	4, 5, 8, 9, 11, 12

Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

1, 3-12

Borrowings : A Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio’s	1-12

Instrument	Portfolio Code

assets and may cause a Portfolio to liquidate portfolio positions when it would not be advantageous to do so. A Portfolio must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative purposes.

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

3-5, 8, 9, 11, 12

Call and Put Options : A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Portfolio will sell only covered call and secured put options.

1-12

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1, 3-12

Commodity-Linked Derivatives : Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	11

Common Stock : Shares of ownership of a company.	3-12

Common Stock Warrants and Rights : Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	3-12

Convertible Securities: Bonds or preferred stock that can convert to common stock.	1, 3-12

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

1-6, 8, 9, 11, 12

Credit Default Swaps : A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

1, 3-5, 8, 9, 11, 12

Custodial Receipts: A Portfolio may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

1, 11

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Portfolio.

3-5, 8, 9, 11, 12

Instrument	Portfolio Code

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

3-6, 8-12

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

1, 3-12

Foreign Currency Transactions : Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Portfolio. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Portfolios may engage in such transactions in both U.S. and non-U.S. markets.

3-6, 8, 9, 11, 12

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

1, 3-12

High Yield/High Risk Securities/Junk Bonds : High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	3-5, 8, 9, 11, 12

Inflation-Linked Debt Securities : Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

1-5, 8, 9, 11, 12

Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	3-6, 8-12

Interfund Lending : Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

1-5, 8, 9, 11, 12

Investment Company Securities: Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees

1-12

Instrument	Portfolio Code

when investing in funds for which it serves as investment adviser, to the extent required by law.

Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	1, 3-5, 8, 9, 11, 12

Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange. A Portfolio will only invest in Qualified Publicly Traded Partnerships, as defined in the Internal Revenue Code of 1986, as amended.

3-12

Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	4, 5, 8-10, 11

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	1-6, 8-12

Mortgage Dollar Rolls: A transaction in which a Portfolio sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

1-5, 8, 10-12

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single-family revenue bonds.

1, 3-5, 8, 9, 11, 12

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Portfolios may invest in such options, contracts and products.	1, 3-12

Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-5, 8, 9, 11, 12

Options and Futures Transactions: A Portfolio may purchase and sell exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities.	1-12

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	3-12

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

1, 3-12

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which	1, 3-12

Instrument	Portfolio Code

invest primarily in income producing real estate or real estate related loans or interest.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-12

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Portfolio.

1, 3-12

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

1-5, 8-12

Securities Lending: The lending of up to 33 1/3% of a Portfolio’s total assets. In return, the Portfolio will receive cash, other securities, and/or letters of credit as collateral.	1-9

Short Selling: In short selling transactions, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

10-12

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-12

Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	3-6, 8, 9, 11, 12

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a REMIC or CMO structure.

1, 3-6, 8, 9, 11, 12

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

1, 4, 5, 8-12

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Portfolio may enter into these transactions to manage its exposure to changing interest rates and other factors.

1-12

Instrument	Portfolio Code

Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

4, 5, 8, 9, 11, 12

Temporary Defensive Positions: To respond to unusual circumstances the Portfolio may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent a Portfolio from meeting its investment objective.

1-6, 8-12

Treasury Receipts: A Portfolio may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

1-12

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).

1-12

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

1-12

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Portfolio on demand or at the expiration of a specified term.

1, 3-6, 8-12

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1, 3-12

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

1-5, 8, 9, 11, 12

Asset-Backed Securities

          Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of such securities may be illiquid.

          Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Portfolio may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

          A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Portfolio against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Portfolio.

          For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

          The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly or default.

          Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Auction Rate Securities

          Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

          Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

          Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Code.

          A Portfolio’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order, a Portfolio is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Portfolio’s assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Portfolio.

Bank Obligations

          Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

          Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Portfolio, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

          Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Portfolios may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. To be eligible for purchase by a Portfolio, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

          Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Portfolio could purchase certificates of deposit.

          The Portfolios will not invest in obligations for which a Portfolio’s Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Portfolios maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank.

Commercial Paper

          Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Portfolios may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Portfolio may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Portfolio would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

          Certain Portfolios may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

The Portfolios may purchase commercial paper that meets the following criteria:

          Core Bond Portfolio. The Core Bond Portfolio may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Rating Service (“S&P”), Prime-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or F2 or better by Fitch Ratings (“Fitch”), or R-2 or better by Dominion Bond Rating Service Limited (“Dominion”)) or if unrated, determined by the Adviser to be of comparable quality.

          Equity Portfolios. The Equity Portfolios may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s or F2 or better by Fitch or R-2 or better by Dominion) or if unrated, determined by the Adviser to be of comparable quality.

Convertible Securities

          Subject to a Portfolio’s investment restrictions, objective and strategy, the Portfolios may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

          The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

          Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Portfolio to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Portfolio may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

          Certain Portfolios may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S.

government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

          Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

          High Yield/High Risk Securities/Junk Bonds. Certain Portfolios may invest in high yield securities, to varying degrees. The Core Bond Portfolio may invest up to 5% of its net assets and the Balanced Portfolio may invest up to 15% of its net assets in corporate and municipal bonds that are reated below investment grade (BB or lower by S&P and Ba or lower by Moody’s). High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

          High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Portfolio would experience a decrease in income and a decline in the market value of its investments. A Portfolio may also incur additional expenses in seeking recovery from the issuer.

          The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

          It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities.

          There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Portfolio that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

          Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

          Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Portfolio’s investments in lower rated securities.

          Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

          Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

          The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

          While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

          The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

          Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

          Variable and Floating Rate Instruments. Certain obligations purchased by the Portfolios may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and Floating Rate Instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

          Subject to their investment objective policies and restrictions, certain Portfolios may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Portfolios may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

          A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Portfolio will be determined by the Portfolio’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Portfolio’s investment policies. In making such determinations, a Portfolio’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Portfolio. The absence of such an active secondary market could make it difficult for the Portfolio to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Portfolio may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Portfolio’s assets at a favorable rate of return.

          As a result of the floating and variable rate nature of these investments, the Portfolios’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Portfolios’ yields may increase, and they may have reduced risk of capital depreciation.

          Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Portfolio’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

          Variable Amount Master Demand Notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, under the heading “Commercial Paper,” above. A Portfolio’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

          Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Portfolio’s net assets only if such instruments are subject to a demand feature that will permit the Portfolio to demand payment of the principal within seven days after demand by the Portfolio. There is no limit on the extent to which a Portfolio may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures. If not rated, such instruments must be found by the Portfolio’s Adviser to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

          Use of Participation Certificates by the Small Cap Equity Portfolio. The Small Cap Equity Portfolio may invest in Participation Certificates issued by a bank, insurance company or other financial institution with respect to securities owned by such institutional or affiliated organizations. A Participation Certificate gives the Portfolio an undivided interest in the security in the proportion that the Portfolio’s participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees has determined meets the prescribed quality standards for the Portfolio.

          The Small Cap Equity Portfolio may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Portfolio’s participation interest in the securities, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by the Portfolio. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, the Portfolio will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Portfolio retains the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting the Portfolio to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. The Portfolio’s ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank’s obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

          Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Portfolio accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Portfolio will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Portfolio will have fewer assets with which to purchase income-producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

          Certain Portfolios may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Portfolio. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Portfolios expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.

          Under a “stand-by commitment,” a dealer would agree to purchase, at a Portfolio’s option, specified securities at a specified price. A Portfolio will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. Each Portfolio will generally limit its investments in stand-by commitments to 25% of its total assets.

          The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Portfolio to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

          Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

          Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Portfolio may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

          Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

          Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

          Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

          Risks Associated with Initial Public Offerings (“IPOs”). The Portfolios may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. The investment performance of a Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as a Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.

Foreign Investments (including Foreign Currencies)

          Some of the Portfolios may invest in certain obligations or securities of foreign issuers. For purposes of a Portfolio’s investment policies, an issuer of a security may be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

          Limitations on the Use of Foreign Investments. Except with respect to the International Equity Portfolio , for each Portfolio permitted to invest in foreign securities, investments in all types of foreign obligations or securities will not exceed 25% of the net assets of a Portfolio (30% for the Balanced Portfolio) .

          Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

          Political and Exchange Risks. Foreign investments may subject a Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

          Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

          Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Portfolio by domestic companies.

          Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Portfolio’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations.

          Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Portfolio. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Portfolio that invests in foreign securities as part of its principal investment strategies to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

          In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Portfolio’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

          Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

          Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

          Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi)

capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

          Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Portfolio’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

          Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

          Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Portfolio’s investment in certain emerging countries and may increase the expenses of the Portfolio. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

          Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

          Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

          A Portfolio’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

          Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio remain uninvested and no return is earned on such assets. The inability of the Portfolio to make intended security purchases or sales due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

          Sovereign Obligations. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Portfolio’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

          A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

          Foreign Currency Transactions. Certain Portfolios may engage in various strategies to hedge against currency risks. These strategies may consist of use of any of the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Portfolios may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Portfolio enters into such transactions in markets other than in the United States, the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Portfolio’s investments in foreign securities. In addition, certain Portfolios may engage in such transactions as a substitute for securities in which the Portfolio invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Portfolio.

          While a Portfolio’s use of hedging strategies is intended to reduce the volatility of the net asset value of Portfolio shares, the net asset value of the Portfolio will fluctuate. There can be no assurance that a Portfolio’s hedging transactions will be effective. Furthermore, a Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

          Certain Portfolios are authorized to deal in forward foreign exchange between currencies of the different countries in which the Portfolio will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. A Portfolio’s dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

          Transaction Hedging. When a Portfolio engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of their portfolio securities. A Portfolio will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

          A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Portfolios reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

          For transaction hedging purposes, a Portfolio may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

          Position Hedging. When engaging in position hedging, a Portfolio will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Portfolio’s Adviser expects to purchase. In connection with the position hedging, the Portfolio may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Portfolio may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

          The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

          Forward Foreign Currency Exchange Contracts. For hedging purposes or to increase income or gain, a Portfolio may purchase forward foreign currency exchange contracts (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

          At the maturity of a Forward Contract, a Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

          Foreign Currency Futures Contracts. Certain Portfolios may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Portfolio may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Portfolios may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Portfolio.

          At the maturity of a futures contract, the Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

          Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

          For more information on futures contacts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.

          Foreign Currency Options. Certain Portfolios may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

          A Portfolio is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Portfolio, sold by the Portfolio but not yet delivered, committed or anticipated to be purchased by the Portfolio, or in transaction or cross-hedging strategies. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling the call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

          Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

          The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

          There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

          Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

          Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Portfolios may invest in any such options, contracts and products as may be developed to the extent consistent with the Portfolio’s investment objective, and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

          Risk Factors in Hedging Transactions. The following is a summary of certain risks associated with foreign currency hedging transactions:

          Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Portfolio’s securities.

          Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Portfolios may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

          Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Portfolio’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Portfolio.

          Judgment of the Adviser. Successful use of hedging instruments by a Portfolio depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Portfolio would be in a worse position than if a hedging strategy had not been pursued. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Portfolio will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Portfolio has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

          Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Portfolio may have to sell securities at a time when it is disadvantageous to do so.

          It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Portfolio may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

          Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or expects to purchase or sell. Rather, an Adviser will employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the anticipated devaluation level.

Index Investing by the Equity Index Portfolio

          The Equity Index Portfolio attempts to track the performance of the S&P 500 Index (the “Index”) to achieve a correlation between the performance of the Portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Portfolio’s net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Portfolio’s ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor’s Corporation (“S&P”) and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

          S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Portfolio. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Portfolio, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Portfolio or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included in the Index. “S&P 500” is a service mark of S&P.

          The weights of stocks in the Index are based on each stock’s relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

          The Adviser generally selects stocks for the Equity Index Portfolio in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Portfolio’s assets to be invested in each stock is approximately the same as the percentage it represents in the Index.

No attempt is made to manage the Equity Index Portfolio in the traditional sense using economic, financial and market analysis. The Equity Index Portfolio is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Portfolio because of changes in the composition of the Index, but such changes should be infrequent.

Inverse Floaters and Interest Rate Caps

           The Portfolios may invest in inverse floating rate instruments (“Inverse Floaters”). Inverse Floaters’ interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Because changes in the interest rate on the other security or index affect the payment to the holder of the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the investor (in this case, a Portfolio) when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively new and volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. One method in which the Portfolios may invest in such instruments is by entering into transactions in which a fixed-rate note owned by the Portfolio is transferred to a trust in exchange for cash and residual interests in the trust’s assets and cash flows, which are in the form of inverse floaters. This type of inverse floater is also sometimes referred to as a “tender option bond.” The trust funds the purchase of the fixed-rate notes by issuing floating-rate certificates issued to third parties and allowing the Portfolio to retain the residual interests in the fixed-rate notes. The Inverse Floater held by the Portfolio gives the Portfolio the right to (1) cause the holders of the floating-rate certificates to tender their notes at par at the next reset date, and (2) to transfer the fixed-rate notes from the trust to the Portfolio, causing the trust to collapse. The Portfolio accounts for the transfer of the fixed-rate notes to the trust as a secured borrowing, with the fixed-rate notes transferred to the trust remaining in the Portfolio’s portfolio, and the related floating-rate certificates reflected as a liability. The Portfolios’ investments in inverse floaters generally will not be considered borrowing within the meaning of the 1940 Act or for purposes of the Portfolios’ investment restrictions on borrowing.

           Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

          Investment Company Securities. A Portfolio may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations. The 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

          The 1940 Act’s limits summarized above does not apply to any JPMorgan Fund which is a fund of funds (“Fund of Funds”) or to other Funds to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. Effective July 31, 2006, under SEC Rule 12d1-1, any of the Portfolios may invest in both affiliated and unaffiliated money market funds without limit subject to the acquiring Portfolio’s investment policies and restrictions and the conditions of the rule.

          Pursuant to exemptive rules under the 1940 Act effective as of July 31, 2006, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of “cash sweep” arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Portfolio investing in affiliated funds under these new rules could not invest in a Portfolio that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(f) and (g) of the 1940 Act.

          Exchange Traded Funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor’s Depositary Receipts are ETFs that track the S&P 500 Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country.

          ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publicly issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop Index.

          ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

          The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

          Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Portfolios may invest in them to the extent consistent with the Portfolio’s investment objective, policies and restrictions.

          Unless permitted by the 1940 Act or an order or rule issued by the SEC, the Portfolio’s investments in unaffiliated ETFs are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Portfolio to limit its investments in any one issue of ETFs to 5% of the Portfolio’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Portfolio’s investments in all ETFs may not currently exceed 10% of the Portfolio’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

          SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Portfolios to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loan Participations and Assignments

          Some of the Portfolios may invest in fixed and floating rate loans (“Loans”). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions (“Lenders”). Generally, the Portfolios invest in Loans by purchasing Loan participations (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties.

          Typically, a Portfolio will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Portfolio has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

          Loan Participations and Assignments include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit linked deposit account for the purpose of funding a letter of credit to the borrower. When a Portfolio invests in a synthetic letter of credit, the Portfolio is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Portfolio acquiring direct rights against the Borrower.

          Limitations on Investments in Loan Participations and Assignments. Loan Participations and Assignments may be illiquid. As a result, a Portfolio will invest no more than 15% of its net assets in these investments. If a government entity is a borrower on a Loan, the Portfolio will consider the government to be the issuer of a Participation or Assignment for purposes of a Portfolio’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

           Risk Factors of Loan Participations and Assignments. A Portfolio may have difficulty disposing of Assignments and Participations because to do so it would have to assign such securities to a third party. Given that there is no liquid market for such securities, the Portfolios anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio’s liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to those securities when valuing the Portfolio’s securities and calculating its net asset value.

Miscellaneous Investment Strategies and Risks

          Borrowings. A Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio’s assets and may cause a Portfolio to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Portfolio’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements.

          Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Portfolio’s investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Portfolio’s net asset value), and there can be no assurance that a Portfolio’s use of leverage will be successful. Tax considerations may limit a Portfolio’s ability to pursue investments in commodity-linked derivatives.

     Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Portfolio that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

          The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

          New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Portfolios’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Portfolio would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Portfolio to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

          Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Portfolio may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Portfolio. The price a Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

          A Portfolio is subject to a risk that should the Portfolio decide to sell illiquid securities when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

          The Portfolios may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Portfolios, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Portfolios believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Portfolios intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Portfolio’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

          The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Portfolios believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Portfolio ’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

          Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•

The Portfolio’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

•

The Portfolio’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Portfolio to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Portfolio’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Portfolio’s holdings of illiquid assets to less than 10% of its net assets; and

•

The Portfolio’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

          Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Portfolio may hold such common stock and other securities even though it does not ordinarily invest in such securities.

          Temporary Defensive Positions. To respond to unusual market conditions, certain of the Portfolios may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased(“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Portfolios from meeting their investment objectives. The percentage of Portfolio assets that a Portfolio may invest in cash or cash equivalents is described in the applicable Portfolio’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of seven days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Mortgage-Related Securities

          Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Portfolio’s Adviser.

          Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Portfolio forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Portfolio will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Portfolio or the Portfolio’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

          Mortgage-Backed Securities (CMOS and REMICS). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

          Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	government-related organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

          Ginnie Mae Securities.  Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

          Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

          Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal

Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Portfolios do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

          Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

          Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

          Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

          REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

          CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage

Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Portfolios may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Portfolio may invest will not include residual interest.

          Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

          Limitations on the Use of Mortgage-Backed Securities. The Balanced Portfolio and the Intrepid Mid Cap Portfolio may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through Securities that are rated in one of three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.

          The Government Bond Portfolio may only invest in mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Government Bond Portfolio may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality. The Bond Portfolios may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Core Bond Portfolio may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.

          Mortgage Dollar Rolls. When a Portfolio enters into mortgage dollar rolls, it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Portfolio enters into mortgage dollar rolls, the Portfolio will earmark and reserve until the settlement date Portfolio assets, in cash or liquid securities, in an amount equal to the forward purchase price. A Portfolio benefits to the extent of:

•	any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”); or

•	fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

          Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Portfolio will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon a Portfolio’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Portfolios currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

          Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

          In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

          Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Portfolios may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

          Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Portfolio’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

          Adjustable Rate Mortgage Loans. Certain Portfolios may invest in adjustable mortgage rate loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

          Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

          Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

          There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Portfolio’s portfolio and therefore in the net asset value of the Portfolio’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

          In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

          Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

          Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

          Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

          Interest Rate Sensitivity. If a Portfolio purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Portfolio. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Portfolio will receive when these amounts are reinvested.

          Market Value. The market value of the Portfolio’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

          Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Portfolio’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

          Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Portfolios invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

          Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;
2.	highways;
3.	roads;
4.	schools;
5.	waterworks and sewer systems; and
6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:
1.	refunding outstanding obligations,
2.	obtaining funds for general operating expenses, and
3.	obtaining funds to lend to other public institutions and facilities.

          In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;
2.	qualified residential rental projects;
3.	certain local electric, gas and other heating or cooling facilities;
4.	qualified hazardous waste facilities;
5.	high-speed intercity rail facilities;
6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;
8.	student loan and redevelopment bonds; and
9.	bonds used for certain organizations exempt from Federal income taxation.

          Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;
2.	sports facilities;
3.	industrial parks;
4.	convention or trade show facilities;
5.	airport, mass transit, port or parking facilities;
6.	air or water pollution control facilities;
7.	sewage or solid waste disposal facilities; and
8.	facilities for water supply.

          Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

          The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

          The Portfolios may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Portfolio that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;
2.	Tax Anticipation Notes;
3.	Bond Anticipation Notes;
4.	Revenue Anticipation Notes;
5.	Project Notes; and
6.	Other forms of short-term tax-exempt loans.

          Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

          There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;
2.	coupon rate;
3.	the financial condition of the issuer;
4.	general conditions of the municipal bond market;
5.	the size of a particular offering;
6.	the maturity of the obligations; and
7.	the rating of the issue.

          The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Portfolio, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Adviser will consider such an event in determining whether the Portfolio should continue to hold the obligations.

          Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

          Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

          Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

          Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Portfolios invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

          Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities:

          Tax Risk. The Internal Revenue Code of 1986, as amended (the “Code”), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

          Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Portfolio may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

          In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

          Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the SEC.

          State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Portfolio’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

          Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Portfolio’s Municipal Securities in the same manner.

          New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Portfolios, and (ii) the value of the investment portfolios of the Portfolios.

          Limitations on the Use of Municipal Securities. The Portfolios may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Portfolios may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Portfolios may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Portfolio in connection with the arrangement.

           Each Portfolio will limit its investment in municipal leases to no more than 5% of its total assets.

Options and Futures Transactions

          A Portfolio may purchase and sell (a) exchange traded and over-the-counter (“OTC”) put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

          Subject to its investment objective and policies, a Portfolio may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance. A Portfolio may not use future contracts and options for speculation.

          Options and futures contracts may be used to manage a Portfolio’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio’s overall strategy in a manner deemed appropriate by the Portfolio’s Adviser and consistent with the Portfolio’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio’s return. While the use of these instruments by a Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Portfolio’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Portfolio’s return. Certain strategies limit a Portfolio’s possibilities to realize gains, as well as its exposure to losses. A Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Portfolio’s turnover rate.

          The Portfolios have filed a 4.5 notice under the Commodity Exchange Act and are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          Purchasing Put and Call Options. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Portfolio exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

          The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

          The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          Selling (Writing) Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Portfolio has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

          If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

          Writing a call option obligates a Portfolio to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

          The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

          Engaging in Straddles and Spreads. In a straddle transaction, a Portfolio either buys a call and a put or sells a call and a put on the same security. In a spread, a Portfolio purchases and sells a call or a put. A Portfolio will sell a straddle when the Portfolio’s Adviser believes the price of a security will be stable. The Portfolio will receive a premium on the sale of the put and the call. A spread permits a Portfolio to make a hedged investment that the price of a security will increase or decline.

          Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Portfolio’s investments generally will not match the composition of an index.

          For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Portfolio may incur additional losses if the counterparty is unable to perform.

          Exchange-Traded and OTC Options. All options purchased or sold by a Portfolio will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet creditworthiness standards approved by the Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Portfolio as well as loss of the expected benefit of the transaction. The Portfolios will only enter into these option transactions with broker/dealers who have a minimum net worth of $20,000,000.

          Provided that a Portfolio has arrangements with certain qualified dealers who agree that a Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Portfolio may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          Each Portfolio will limit the writing of put and call options to 25% of its net assets.

          Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

          When a Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

          The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Portfolio’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Portfolio. Each Portfolio will earmark and reserve Portfolio assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. As a result, there is a possibility that earmarking and reservation of a large percentage of a Portfolio’s assets could impede portfolio management or a Portfolio’s ability to meet redemption requests or other current obligations.

          The Portfolios only invest in futures contracts to the extent they could invest in the underlying instrument directly.

          Limitations on the Use of Futures Contracts The Portfolios are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. In addition, none of the Portfolios will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Portfolio’s total assets.

          Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Portfolio’s cash balance. The notional values of the futures contracts and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Portfolio not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

          Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

          The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are earmarked by a Portfolio and set aside by the Portfolio, as required by the 1940 Act and the SEC’s interpretations thereunder.

          Combined Positions. Certain Portfolios may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio’s current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Portfolio’s other investments.

          Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

          Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

          Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Portfolio’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

          Asset Coverage for Futures Contracts and Options Positions. Although the Portfolios will not be commodity pools, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit.

          A Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Portfolio’s assets could impede portfolio management or a Portfolio’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

          Certain of the Portfolios may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

          Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

          REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

          Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

          In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

          Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser’s credit guidelines. A Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Adviser to be creditworthy, and only if the agreement is fully collateralized by securities in which such Portfolio is permitted to invest. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Portfolio to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Portfolio’s restrictions on purchases of illiquid securities. A Portfolio will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Portfolio in each agreement plus accrued interest. The repurchase agreements further authorize the Portfolio to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

          Certain Portfolios may also engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade by the requisite NRSROs. For these repurchase agreement transactions, the Portfolio would look to the counterparty, and not the collateral, for determining such diversification. Other Portfolios may engage in repurchase agreement transactions that are collateralized by equity securities, debt securities, loan participations, or other securities including securities that are rated below investment grade or unrated securities of comparable quality.

          A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Portfolio, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Portfolio.

          Reverse Repurchase Agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses for a Portfolio to be magnified. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Portfolio will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Portfolio will earmark and reserve Portfolio assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Portfolio is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Portfolio’s total assets.

Securities Lending

          To generate additional income, certain Portfolios may lend up to 33 1/3% of such Portfolio’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Typically, such collateral will consist of cash, but, to the extent permitted in the Securities Lending Agreement approved by the Board of Trustees, may include U.S. government securities or letters of credit. The Portfolio receives payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Portfolio’s Prospectuses or SAI and the investment guidelines included in the Securities Lending Agreement. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. There are no limits on the number of borrowers a Portfolio may use and a Portfolio may lend to only one or a small group of borrowers. Loans are subject to termination by the Portfolio or the borrower at any time, and are therefore not considered to be illiquid investments. The Portfolio does not have the right to vote proxies for securities on loan. However, the Portfolio’s Adviser will terminate a loan if the vote is considered material with respect to an investment.

Short Selling

          In short selling transactions, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Portfolio, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

          Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

          A Portfolio may not always be able to borrow a security it wants to sell short. A Portfolio also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Portfolio will fluctuate in response to movements in the market. Portfolio performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

          Short sales also involve other costs. A Portfolio must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Portfolio may be required to pay a premium. A Portfolio also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Portfolio resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a Portfolio may be required to pay in connection with the short shale. Until a Portfolio closes the short position, it will earmark and reserve Portfolio assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Short-Term Funding Agreements

          Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Portfolio makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Portfolio on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

          A Portfolio will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Portfolio to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Portfolio only if, at the time of purchase, no more than 15% of the Portfolio’s net assets will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

          A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations.

          Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Portfolio’s ability to resell such a structured instrument may be more limited than its ability to resell other Portfolio securities. The Portfolios will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Portfolio’s net assets, when combined with all other illiquid investments of each Portfolio.

          Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Swaps and Related Swap Products

          Swap transactions may include, but are not limited to, interest rate, currency, securities index, basket, specific security, fixed income sectors, commodity swaps, asset-backed swaps (ABX), interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”).

          A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

          Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

          The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Portfolio is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Portfolio, payments by the parties will be exchanged on a “net basis”, and a Portfolio will receive or pay, as the case may be, only the net amount of the two payments.

          The amount of a Portfolio’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Portfolio’s potential loss if it sells a cap or collar. If a Portfolio buys a cap, floor or collar, however, the Portfolio’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

          The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Portfolio’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Portfolio will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Portfolio or that a Portfolio may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Portfolio. A Portfolio’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

          A Portfolio will earmark and reserve Portfolio assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.

If a Portfolio enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Portfolio’s accrued obligations under the swap agreement over the accrued amount a Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Portfolio’s accrued obligations under the agreement. A Portfolio will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Portfolio’s Adviser. If a counterparty defaults, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

          The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Portfolio’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Portfolio will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Portfolio’s basis in the contract.

          The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Portfolio may engage in such transactions.

          The Bond Portfolios generally will limit their investments in swaps and related swap products to 25% of their total assets.

          Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

          Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Portfolio will earmark and reserve assets in cash or liquid securities to cover any accrued payment obligations when it is the buyer of CDS. In cases where a Portfolio is a seller of a CDS contract, the Portfolio will earmark and reserve assets, in cash or liquid securities, to cover its obligation.

          If a Portfolio is a seller of a CDS contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

          If a Portfolio is a buyer of a CDS contract, the Portfolio would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Portfolio.

          The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Synthetic Variable Rate Instruments

          Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Portfolio’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Portfolio will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Portfolio will be that of holding a long-term bond.

          Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Treasury Receipts

          A Portfolio may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

U.S. Government Obligations

          U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Portfolios may also invest in TIPS.

          The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

          Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Portfolios must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolios may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

          Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will earmark and reserve Portfolio assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Portfolio may be disadvantaged if the other party to the transaction defaults.

          Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Portfolio’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Portfolio makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Portfolio’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Portfolio’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Portfolio.

          Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Portfolio’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Portfolio will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Portfolio’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Portfolio from recovering the collateral or completing the transaction.

          To the extent a Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

          Limitations on the use of when-issued securities and forward commitments. No Portfolio intends to purchase “when-issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Portfolio will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Portfolio’s liquidity and the ability of the Adviser to manage the Portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Portfolio’s total assets. A Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

RISK MANAGEMENT

          Each Portfolio may employ non-hedging risk management techniques. Risk management strategies are used to keep the Portfolios fully invested and to reduce the transaction costs associated with cash flows into and out of a Portfolio. The Portfolios use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.

          Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Portfolio to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage, include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

          The following investment restrictions are “fundamental policies” of each Portfolio. The investment objectives (which can be found each Portfolio’s Risk/Return Summary) of each Portfolio, except for the Intrepid Growth Portfolio, the Diversified Equity Portfolio, the International Equity Portfolio, the Small Cap Equity Portfolio and the Large Cap Value Portfolio, are also “fundamental policies.” Under the 1940 Act, fundamental policies may not be changed without the vote of a majority of the outstanding voting securites of a Portfolio . The term “majority of the outstanding Shares” means the vote of (i) 67% or more of the Portfolio’s Shares present at a meeting, if more than 50% of the outstanding Shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio’s outstanding Shares, whichever is less.

Each Portfolio (except for the International Equity and Small Cap Equity Portfolios) may not:

          1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Portfolio’s assets. With respect to the Equity Index Portfolio, no more than 10% of the Portfolio’s assets may be invested in securities issued or guaranteed by the United States, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered securities issued or guaranteed by the United States, its agencies or instrumentalities (“Government Securities”) for purposes of the Equity Index Portfolio’s 10% limitation on investments in Government Securities.

Each Portfolio may not:

          1. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

          2. Underwrite the securities of other issuers except to the extent that a Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

          3. (i) Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or (ii) operate as a commodity pool, in each case, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          4. Purchase or sell real estate (however, each Portfolio may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

          5. Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the SEC.

Each Portfolio (except for the Large Cap Value Portfolio, the International Equity Portfolio and the Small Cap Equity Portfolio) may not:

          1. Purchase participations or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Portfolios in marketable securities of companies engaged in such activities are not hereby precluded).

          2. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

           3. Purchase securities on margin or sell securities short.

          4. Make loans, except that a Portfolio may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.

The International Equity Portfolio, the Small Cap Equity Portfolio and the Large Cap Value Portfolio may:

           1 Make loans to other persons in accordance with the Portfolio’s investment objectives and policies and to the extent permitted by applicable law.

Non-fundamental Investment Restrictions

          The following investment restrictions are non-fundamental and therefore can be changed by the Board of Trustees without prior shareholder approval.

          1. No Portfolio may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

          The foregoing percentage applies at the time of purchase of a security. the Adviser shall report to the Board of Trustees promptly if any of a Portfolio’s investments are no longer determined to be liquid or if the market value of Portfolio assets has changed if such determination or change causes a Portfolio to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Portfolio’s holdings to less than 15% of its net assets.

          2. The International Equity Portfolio, the Small Cap Equity Portfolio and the Large Cap Value Portfolio each may not make short sales of securities other than short sales “against the box”, maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and relation options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio. The International Equity Portfolio and the Small Cap Equity Portfolio each do not currently intend to make short sales against the box. This restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

          3. The International Equity Portfolio, the Small Cap Equity Portfolio and the Large Cap Value Portfolio may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

          4. The International Equity Portfolio, the Small Cap Equity Portfolio and the Large Cap Value Portfolio may not purchase or sell interest in oil, gas or mineral leases.

          5. Each of the International Equity Portfolio and the Small Cap Equity Portfolio may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

          For investment restriction purposes for the International Equity Portfolio, the issuer of a tax exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

          Certain Portfolios also have the following non-fundamental investment policies which may be changed by the Board of Trustees. If the Board would change these policies, shareholders would be provided at least 60 days prior written notice of the change.

           1. Under normal circumstances, the Government Bond Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in bonds issued by the U.S. government and its agencies and instrumentalities.

           2 . Under normal circumstances, the Core Bond Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in bonds.

           3. Under normal circumstances, at least 80% of the Diversified Equity Portfolio’s net assets (including borrowings for investment purposes) will be invested in equity securities.

           4. Under normal circumstances, at least 80% of the Diversified Mid Cap Growth Portfolio’s net assets (including borrowings for investment purposes) will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks both of which are convertible to common stock.

           5. Under normal circumstances, at least 80% of the Intrepid Mid Cap Portfolio’s net assets (including borrowings for investment purposes) will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies.

           6. Under normal circumstances, at least 80% of the Diversified Mid Cap Value Portfolio’s net assets (including borrowings for investment purposes) will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks both of which are convertible to common stock.

           7. Under normal circumstances, the International Equity Portfolio will invest at least 80% of the value of its Assets in equity investments.

           8. Under normal circumstances, at least 80% of the Large Cap Value Portfolio’s net assets (including borrowing for investment purposes) will be invested in equity securities of large companies, including common stocks, and debt securities and preferred stocks which are convertible to common stock.

           9. Under normal circumstances, the Small Cap Equity Portfolio invests at least 80% of its Assets in equity securities of small-cap companies.

           The percentage limitations contained in the restrictions above apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Portfolio will not be considered a violation. If the value of the Portfolio’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Portfolio’s purchases or sales of securities (excluding short-term securities) by the average market value of the Portfolio. The Adviser intends to manage each Portfolio’s assets by buying and selling securities to help attain its investment objective. The table below sets forth the Portfolios’ portfolio turnover rates for the last two fiscal years. A rate of 100% indicates that the equivalent of all of a Portfolio’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions. Higher portfolio turnover also results in higher transaction costs.

Portfolio	2005	2006

Core Bond Portfolio	17%	13%
Government Bond Portfolio	10%	3%
Balanced Portfolio	41%	45%
Intrepid Growth Portfolio	92%	145%**
Equity Index Portfolio	12%	7%
Diversified Equity Portfolio	74%	129%**
Diversified Mid Cap Growth Portfolio	113%	115%
Intrepid Mid Cap Portfolio	151%	136%
Diversified Mid Cap Value Portfolio	55%	51%
Large Cap Value Portfolio*	N/A	24%
International Equity Portfolio*	N/A	3%
Small Cap Equity Portfolio*	N/A	6%

*	Commencement of operations was 9/15/2006.

**	The increased portfolio turnover rate is attributable to a change in the Portfolio’s objective and strategy.

          Portfolio turnover may vary greatly from year to year as well as within a particular year.

DISTRIBUTIONS AND TAX MATTERS

          Set forth below is a discussion of certain U.S. federal income tax consequences relating to the ownership of shares in the Portfolios by life insurance company separate accounts for the purpose of funding variable annuity contracts or variable life insurance policies (“variable insurance contracts”). This discussion does not purport to be complete or to deal with all aspects of federal income taxation. It deals only with the status of the Portfolios as regulated investment companies under Subchapter M of the Code, the regulations promulgated thereunder, published rulings and court decisions, all as currently in effect, and the application of the diversification rules of Section 817(h) of the Code. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor with regard to the federal, state, local and foreign tax aspects of an investment in a Portfolio.

          The discussion below is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts or qualified retirement plans . If this is not the case, the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code.

          For information concerning the federal income tax consequences to a holder of a variable insurance contract, refer to the prospectus or other documents for the particular contract. Because insurance companies (and certain other investors) will be the only shareholders of the Portfolio, no attempt is made here to describe the tax aspects of a direct investment by a contract holder in such Portfolio.

          Each Portfolio intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Portfolio so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its net investment income and its net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses). In order to qualify as a regulated investment company, each Portfolio must, among other things, (1) derive at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of each of the Portfolios’ total assets is represented by cash or cash items, U. S. government securities, securities of other regulated investment companies, and other securities limited, with respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities of any one issuer (other than those of the U. S. government or of other regulated investment companies) or of two or more issuers that the Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (3) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year. These requirements may limit the range of the Portfolio’s investments.

          In general, for purposes of the 90% gross income requirement described in (1) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (1) above) will be treated as qualifying income . Certain of the Portfolio’s investments in MLPs may qualify as qualified publicly traded partnerships and, therefore, the extent to which a Portfolio can invest in MLPs is limited by the Portfolio’s intention to qualify as a regulated investment company under the Code . In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. In addition, for purposes of meeting the diversification requirement described in (2) above, in the case of a Portfolio’s investment in loan participations, the Portfolio shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Finally, for purposes of (2) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

          As a regulated investment company, each Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains, if any, that it distributes to shareholders . Each Portfolio intends to distribute to its shareholders , at least annually, all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts.

          If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described above, with the result that the variable insurance contracts supported by that account would no longer be eligible for tax deferral. All distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

          Variable insurance contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Holders of a variable insurance contract should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

           Some amounts received by a Portfolio with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, a Portfolio will likely realize taxable income in excess of economic gain with respect to that asset (or if the Portfolio does not dispose of the MLP, the Portfolio will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Portfolio must take such income into account in determining whether the Portfolio has satisfied its distribution requirements. A Portfolio may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Portfolio to sell securities or borrow money at such time.

          Some of the Portfolios may invest in real estate investment trusts (“REITs”), including those that may hold residual interests in real estate mortgage investment conduits (“REMICs”) and equity interests in REITs constituting or owning taxable mortgage pools (“TMPs”). Under Treasury regulations that have not yet been issued but may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or its equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to current federal income tax in all events, i.e., notwithstanding deferral provisions or an exemption from tax generally available under the provisions applicable to life insurance company separate accounts or qualified retirement plans, respectively. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as each of the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP equity interest directly. The Portfolios do not intend to invest directly in residual interests in REMICs or equity interests in TMPs or to invest in

REITs in which a substantial portion of the assets will consist of such interests.

          In general, excess inclusion income allocated to shareholders cannot be offset by net operating losses. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, including for any shareholders constituting qualified retirement plans, in whose hands any excess inclusion income would constitute unrelated business taxable income (“UBTI”). In addition, although, under current law, the Portfolio serves to block UBTI from being realized by the qualified-retirement-plan shareholders, such shareholders will recognize UBTI by virtue of its investment in the Portfolio if shares in the Portfolio constitute ”debt-financed property” within the meaning of Code Section 514(b).

          In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolios. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified.

          Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable insurance contracts. Because Section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, and securities of other regulated investment companies. Failure by a Portfolio to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. This liability would generally arise prior to the receipt of payments under the contract . Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

          The Internal Revenue Service (“IRS”) has indicated that a degree of investor control over the investment options underlying variable insurance contracts may interfere with the tax-deferred treatment described above. The Treasury Department has issued rulings addressing the circumstances in which a variable insurance contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holder’s control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. It is possible that some of the Portfolios may be more specific in focus than the investment strategies described in certain IRS rulings in which “the ability to choose among broad investment strategies such as stocks, bonds, or money market instruments,” was held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. However, in most, although not necessarily all circumstances, the Portfolios are not materially narrower in focus than the investment strategies described in more recent IRS rulings in which strategies, such as large company stocks, international stocks, small company stocks, mortgage-based securities, telecommunications stocks and financial services stocks, were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. The Regulations proposed by the Treasury Department in the summer of 2004 relating to § 817(h) and current published IRS guidance do not directly speak to the strategies such as those reflected in the Portfolios, described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as the Portfolios, and such guidance could affect the treatment of the Portfolios described herein, including retroactively.

          In the event that additional rules or regulations are adopted, there can be no assurance that the Portfolios will be able to operate as currently described, or that such Portfolio will not have to change its investment objective or investment policies. Each Portfolio’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable insurance contract owners to be considered the owners of the shares of the Portfolio.

          Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. Each Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of such Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of such Portfolio.

          The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding Shares of a Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

          Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that own shares of the Portfolios, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

          The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative, judicial or administrative action and such changes may be retroactive.

          In addition, the foregoing is only a summary of some of the important federal tax considerations generally affecting holders of variable life or variable annuity contracts investing in a Portfolio. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Portfolio or of the holders of such variable contracts, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors are urged to consult with their tax advisers with specific reference to their own tax situation, including the potential application of state, local, and (if applicable) foreign taxes.

          As of December 31, 2006, the following Portfolios had net capital loss carryforwards, which are available to offset future realized gains :

Portfolio	Capital Loss Carryforward	Expiration Date

Core Bond Portfolio
	399,943	12/31/2011
	224,214	12/31/2012
	1,990,113	12/31/2014
2,614,270

Government Bond Portfolio
	130,619	12/31/2012
	204,642	12/31/2014
335,261

Intrepid Growth Portfolio
	31,095,452	12/31/2009
	50,265,496	12/31/2010
	15,519,251	12/31/2011
	4,697,466	12/31/2013
101,577,665

Equity Index Portfolio
	521,344	12/31/2009
	4,041,792	12/31/2010
	300,239	12/31/2014
4,863,375

          Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolios’ next taxable year. For the period ended December 31, 2006, the Government Bond and Equity Index Portfolios deferred post-October capital loss carryforwards in the amounts of $69 and $481,400, respectively .

NET ASSET VALUE

          The NAV of a class of a Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to such class, divided by the number of outstanding shares of such class. The following is a discussion of the procedures used by the Portfolios in valuing their assets.

          Domestic equity securities listed on a U.S. or Canadian securities exchange shall be valued at the last sale price on the exchange on which the security is principally traded (the “primary exchange”) that is reported before the time when the net assets of the Portfolios are valued. Securities traded on more than one exchange shall be valued at the last sale price on the primary exchange. If there has been no sale on such primary exchange, then at the last sale price on the secondary exchange. If there has been no sale on the primary exchange or the secondary exchange on the valuation date, the security shall be valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price.

          Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets and the Portfolios are closed. The Portfolios have implemented fair value pricing on a daily basis for equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Portfolios. The fair value pricing utilizes the quotations of an independent pricing service, unless the Adviser determines in accordance with procedures adopted by the Trustees, as discussed below that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities will be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Portfolios are valued. If there has been no sale on the primary exchange on the valuation date, and the average of bid and ask quotations are less than or equal to the last sale price of local shares on the valuation date, the security shall be valued at the last sale price of the local shares. If the average of the bid and ask quotations on the primary exchange is greater than the last sale price of the local shares, the security shall be valued at the average of the closing bid and ask quotations of the foreign listed shares on the primary exchange.

          For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM EST.

          Futures, options and other derivatives are valued on the basis of available market quotations.

          Securities of other open-end investment companies are valued at their respective NAVs.

          Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by third party pricing services or brokers/dealers of comparable securities. It is anticipated that such pricing services and brokers/dealers will provide bid-side quotations. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original maturity when acquired by the Portfolio was more than 60 days.

          Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Portfolios’ securities. The Portfolios’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s Valuation Committee in other situations. This FVC includes senior representatives from Portfolios’ management as well as the Portfolios’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Portfolio’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares of the Portfolios are sold continuously to insurance company separate accounts. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days when :

          (a) trading on the New York Stock Exchange (the “Exchange”) is broadly restricted by the applicable rules and regulations of the SEC;

           (b) the Exchange is closed for other than customary weekend and holiday closing;

          (c) the SEC has by order permitted such suspension ; or

           (d) the SEC has declared a market emergency.

          The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board of Trustees deems fair and equitable. In such cases, the separate account might incur brokerage costs should it wish to liquidate these portfolio securities.

          Effective May 1, 2006, the Diversified Mid Cap Value Portfolio will only accept new purchases as described as follows:  (i) the Portfolio will continue to accept new purchase from variable insurance contracts that offered the Portfolio as a funding vehicle prior to May 1, 2006; and (ii) dividends and capital gains distributions which are automatically reinvested in Portfolio shares will continue to be reinvested.  The Diversified Mid Cap Value Portfolio will not allow any new variable annuity contracts or variable life insurance policies to offer the portfolio on or after May 1, 2006; however, any contract owners in an existing variable insurance contract will be permitted to continue to purchase new shares on and after May 1, 2006.  The Diversified Mid Cap Value Portfolio reserves the right to change this policy at any time.

Dividends

          All dividends are distributed to separate accounts on an annual basis and will ordinarily be automatically reinvested in Portfolio Shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash.

MANAGEMENT OF THE TRUST

Trustees

          The names of the Trustees of the Portfolios, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the other JPMorgan Funds (if applicable), principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Portfolios (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	131	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971-1988).	131	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Funds* since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	131	Director, Cardinal Health, Inc (CAH) (1994-present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003-present).

Name (Year of Birth); Positions With the Portfolios (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	131

Director, Albert Einstein School of Medicine (1998-present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director, Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	131	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Funds* since 1994.	Self-employed business consultant (2001-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	131	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Funds* since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	131	Trustee, Mather LifeWays (1994-present); Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	131	Director, Radio Shack Corporation (electronics) (1987-present); Director, The National Football Foundation and College Hall of Fame (1994-present); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	131	Director, American University in Cairo.

Name (Year of Birth); Positions With the Portfolios (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	131	Trustee, Morgan Stanley Funds (196 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Chief Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000 to present); Director of Investments, Eli Lilly and Company (1988-1999).	131	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	131	None.

Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	131

Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catherine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Marion and Washington County, Kentucky Airport Board (1998-present); Trustee, Catholic Education Foundation (2005-present).

(1)

A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (131 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

          Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy of the Trusts, which is age 73 for all Trustees, except Mr. Eppley, for whom it is age 75, and for Mr.

Reid, for whom it is age 78. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trust.

          Standing Committees The Board of Trustees has four standing committees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

          The members of the Audit Committee are Messrs. Armstrong (Chair), Eppley, Finn, Higgins and Ruebeck. The purposes of the Audit Committee are to: (i) appoint and determine compensation of the Portfolios’ independent registered public accounting firm; (ii) evaluate the independence of the Portfolios’ independent registered public accounting firm; (iii) oversee the performance of the Portfolios’ audit, accounting and financial reporting policies, practices and internal controls; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Portfolios’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Portfolios’ independent audit and the financial statements of the Portfolios; and (vii) act as a liaison between the Portfolios’ independent registered public accounting firm and the full Board. At a meeting of the Board of Trustees, the Board approved the reorganization of the Audit and Valuation and Compliance Committee responsibilities for oversight of the valuation of portfolio securities from the Valuation and Compliance Committee to the Audit Committee effective August 10, 2005. The Audit Committee has delegated the valuation responsibilities to the Valuation Sub-Committee, comprised of Messrs. Higgins and Ruebeck. When the Portfolios’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board, the Valuation Sub-Committee acts in lieu of the full Board. The Audit Committee was formed February 19, 2005 and, prior to that time, the predecessor Audit Committee of the Trusts was comprised of all of the members of the Board. The Audit Committee or the predecessor Audit Committee met four times during the fiscal year ended December 31, 2006.

          As discussed above, the Valuation and Compliance Committee was reorganized and is now known as the Compliance Committee. The members of the Compliance Committee are Ms. McCoy (Chair) and Messrs. Oden, Schonbachler and Spalding. The primary purposes of the Compliance Committee are to (i) oversee the Portfolios’ compliance with legal and regulatory and contractual requirements and the Portfolios’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Portfolios’ Chief Compliance Officer. The Compliance Committee was formed on February 19, 2005 and the Compliance Committee or its predecessor Valuation and Compliance Committee met four times during the fiscal year ended December 31, 2006.

          The members of the Governance Committee are Messrs. Reid (Chair), Goldstein, Marshall and Morton, who are each an Independent Trustee of the Portfolios. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) selection of independent legal counsel to the non-interested trustees and legal counsel to the Portfolios; (vi) oversight of ongoing litigation affecting the Portfolios, the Adviser or the non-interested trustees; (vii) oversight of regulatory issues or deficiencies affecting the Portfolio (except financial matters considered by the Audit Committee); and (viii) oversight and review of matters with respect to service providers to the Portfolios (except the Portfolios’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the Portfolios, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. The Governance Committee was formed effective February 19, 2005 and met five times during the fiscal year ended December 31, 2006.

          Each member of the Board, except for Mr. Reid, serves on the Investments Committee and Mr. Spalding acts as Chairperson. The Investment Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. For the Equity Portfolios, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Fixed Income Portfolios, the sub-committee members are Messrs. Ruebeck (Chair), Eppley, Oden and Schonbachler. None of the Portfolios are overseen by the sub-committee overseeing the money market funds and alternative products. The function of the Investments Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Portfolios, as well as any sub-adviser to the Portfolios. The primary purpose of each sub-committee is to (i) assist the Boards in their oversight of the investment management services provided by the Adviser to the Portfolios designated for review by each sub-committee; and (ii) review and make recommendations to the Investment Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Portfolios or for new portfolios. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board, to the sub-committees receive reports concerning investment management topics, concerns or exceptions with respect to particular Portfolios that the sub-committee is assigned to oversee, and work to facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Portfolios reviewed by the sub-committee. The Investments Committee was formed effective February 19, 2005 and met six times during the fiscal year ended December 31, 2006.

          Ownership of Securities. As of December 31, 2006, none of the Trustees beneficially owned any equity securities of the Trust which are held exclusively through insurance company separate accounts. Certain of the Trustees have a beneficial interest in shares of the Fund Complex, either directly or through participation in the Fund Complex’s Deferred Compensation Plans.

Name of Trustee	Dollar Range of Equity Securities in the Portfolios of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by the Trustee in the Family of Investment Companies (1)

Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Portfolios of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by the Trustee in the Family of Investment Companies (1)

William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (131 funds).

          As of December 31, 2006, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

          Trustee Compensation . The funds in the JPMorgan Funds Complex pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the JPMorgan Funds Complex pays the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and Sub-Committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The JPMorgan Funds Complex bears expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Trust and JPMorgan Funds Complex for the calendar year ended December 31, 2006 is set forth below:

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex(1)

Independent Trustees
William J. Armstrong	$1,573	N/A	N/A	$235,000
Roland R. Eppley, Jr.	1,225	N/A	N/A	183,000
John F. Finn	1,225	N/A	N/A	91,500	[2]
Dr. Matthew Goldstein	1,405	N/A	N/A	210,000
Robert J. Higgins	1,406	N/A	N/A	105,000	[3]
Peter C. Marshall	1,659	N/A	N/A	250,000
Marilyn McCoy	1,573	N/A	N/A	235,000
William G. Morton, Jr.	1,225	N/A	N/A	183,000
Robert A. Oden, Jr.	1,225	N/A	N/A	128,100	[4]
Fergus Reid, III	2,343	N/A	N/A	350,000
Frederick W. Ruebeck	1,406	N/A	N/A	210,000
James J. Schonbachler	1,225	N/A	N/A	183,000
Interested Trustee
Leonard M. Spalding, Jr.	1,573	N/A	N/A	117,500	[5]

(1)

A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (131 portfolios).

(2)	Does not include $ 91,500 of Deferred Compensation.

(3)	Does not include $ 105,000 of Deferred Compensation.

(4)	Does not include $ 54,900 of Deferred Compensation.

(5)	Does not include $ 117,500 of Deferred Compensation.

          The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of the JPMorgan Trust I, JPMorgan Trust II, Undiscovered Managers Funds, J.P. Morgan Mutual Fund Group, J.P. Morgan Fleming Mutual Fund Group, Inc. and the J.P. Morgan Mutual Fund Investment Trust, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account, will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification. Messrs. Finn, Oden, Eppley and Spalding are the only Trustees who currently are deferring compensation under the Deferred Compensation Plan. Other Trustees have accounts under the Deferred Compensation Plan representing amounts deferred under the Deferred Compensation Plan or predecessor plans in prior years.

          The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Officers

          The Portfolios’ executive officers (listed below) are generally employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Portfolios. The officers hold office until a successor has been elected and duly qualified. As of December 31, 2006, the Trust has no employees and as of this date, did not provide any compensation to Officers of the Trust.

          The names of the officers of the Portfolios, together with their year of birth, information regarding their positions held with the Portfolios and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2005)

Managing Director, JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*

Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison; previously, Treasurer, JPMorgan Funds . Ms.Maleski has been with J.P. Morgan Chase & Co. since 2001.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953) Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personnel trading and compliance testing since 2004. Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Jeffrey A. House (1972) Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from 1995 until 2006.

Arthur A. Jensen (1966) Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.

Laura S. Melman (1966) Assistant Treasurer (2006)

Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006; Vice President of Fund Administration, Accounting, and Taxation at The Bank of New York Co., Inc., prior to 2001.

Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. , since January 2003; Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

          JPMorgan Investment Advisors, the investment adviser to certain Portfolios, is an “affiliated person” of the Trust within the meaning of that term under the 1940 Act. Certain individuals, who are also officers of the Trust, hold or have held positions with JPMorgan Investment Advisors as follows: Nancy E. Fields served as Project Manager, One Group, from July 1999 to October 1999.

Investment Advisers

          Pursuant to investment advisory agreements, JPMIM or JPMIA serves as investment adviser to the Portfolios.

          The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIA or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

          JPMorgan Investment Advisors Inc. . Investment advisory services to each of the Portfolios (except International Equity Portfolio, Large Cap Value Portfolio and Small Cap Value Portfolio) are provided by JPMorgan Investment Advisors. All investment advisory services are provided to these Portfolios by JPMorgan Investment Advisors, Inc. (“JPMIA”) pursuant to an Amended and Restated Investment Advisory Agreement dated May 1, 2006 (the “Advisory Agreement”).

          On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMorgan Investment Advisors, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMorgan Investment Advisors became an indirect, wholly-owned subsidiary of JPMorgan Chase.

          JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) . JPMIA is located at 111 Polaris Parkway, Columbus, OH 43240.

          JPMIA represents a consolidation of the investment advisory staffs of a number of bank affiliates of JPMorgan Chase, which have considerable experience in the management of open-end management investment company portfolios.

          Subject to the supervision of the Trust’s Board of Trustees, JPMIA provides or will cause to be provided a continuous investment program for certain Portfolios, including investment research and management with respect to all securities and investments and cash equivalents in those Portfolios.

          Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trust and the Portfolios and distribution services for the Trust. JPMDS is the distributor for the Portfolios. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” and “Distributor” sections.

          Unless sooner terminated, the Advisory Agreement will continue in effect until August 31, 2005, and will continue in effect as to a particular Portfolio indefinitely if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Portfolio (as defined under “ADDITIONAL INFORMATION—Miscellaneous” in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated as to a particular Portfolio at any time on 60 days’ written notice without penalty by:

1.	the Trustees,

2.	vote of a majority of the outstanding Shares of that Portfolio, or

3.	the Portfolio’s Adviser, as the case may be.

          The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act .

          The Advisory Agreement provides that JPMIA shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations under the Advisory Agreement.

          JPMIA is entitled to a fee, which is calculated daily and paid monthly, at the following percentages of the average daily net assets of each Portfolio:

Name of Portfolio	Percentage

Core Bond Portfolio	0.40
Government Bond Portfolio	0.40
Balanced Portfolio	0.55
Diversified Mid Cap Growth Portfolio	0.65
Intrepid Growth Portfolio	0.65
Equity Index Portfolio	0.25
Diversified Equity Portfolio	0.55
Intrepid Mid Cap Portfolio	0.65
Diversified Mid Cap Value Portfolio	0.65

          JPMIA has contractually agreed to waive all or part of its fees in order to limit the Portfolios’ total operating expenses on an annual basis to not more than the following percentages of the average daily net assets of each of the Portfolios:

Name of Portfolio	Percentage

Core Bond Portfolio	Class 1	0.60
	Class 2	0.85
Government Bond Portfolio	Class 1	0.60
Balanced Portfolio	Class 1	0.78
Diversified Mid Cap Growth Portfolio	Class 1	0.90
	Class 2	1.15
Intrepid Growth Portfolio	Class 1	0.90
	Class 2	1.15

Name of Portfolio	Percentage

Equity Index Portfolio	Class 1	0.40
Diversified Equity Portfolio	Class 1	0.80
	Class 2	1.05
Intrepid Mid Cap Portfolio	Class 1	0.90
	Class 2	1.15
Diversified Mid Cap Value Portfolio	Class 1	0.90

          For the fiscal years ended December 31, 2004, 2005 and 2006, certain Portfolios paid investment advisory fees as follows:

	Fiscal Year Ended December 31,

Portfolio	2004		2005		2006
	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Portfolio	$1,142,507	$(66,317)	$1,679,282	$(118,574)	$1,212,191	$(127,860)
Government Bond Portfolio	948,168	(4,837)	918,882	—	712,248	(41,799)

Balanced Portfolio	1,211,804	(4,849)	1,030,843	(77,447)	537,318	(148,708)
Intrepid Growth Portfolio	1,277,767	(16,721)	1,404,030	—	1,443,999	—
Equity Index Portfolio	381,147	(1,685)	406,133	(66,763)	142,783	(224,930)
Diversified Equity Portfolio	1,202,977	(12,345)	1,196,215	(9,300)	875,064	(32,856)
Diversified Mid Cap Growth Portfolio	1,233,144	(9,834)	1,220,851	—	1,124,247	(29,369)
Intrepid Mid Cap Portfolio	424,905	(4,707)	447,538	(15,854)	397,117	(71,018)
Diversified Mid Cap Value Portfolio	857,850	(13,130)	1,293,029	(1,902)	922,623	(82,186)

          J.P. Morgan Investment Management Inc. J.P. Morgan Investment Management Inc. (“JPMIM”), an affiliate of JPMorgan Investment Advisors is the adviser to the International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio.

          JPMIM continuously reviews, supervises and administers the investment program of the International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio, subject to the supervision of, and policies established by, the Trustees of the Trust.

          JPMIM is a wholly owned subsidiary of JPMorgan Asset Management Holdings Inc. (formerly J.P. Morgan Fleming Asset Management Holdings, Inc.), which is a wholly owned subsidiary of JPMorgan Chase. JPMIM is an investment adviser registered under the Advisers Act. JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors. JPMIM is located at 245 Park Avenue, New York, NY 10167.

          The investment advisory services that JPMIM will provide to the International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio are not exclusive under the terms of the

Advisory Agreement. JPMIM is free to and toes render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMorgan Chase Bank serves as trustee. The accounts that are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio.

          The International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio are managed by employees of JPMIM who, in acting for their customers, including the International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan chase which may execute transactions on behalf of the International Equity Portfolio, the Large Cap Value Portfolio and the Small Cap Equity Portfolio.

          The Advisory Agreement with JPMIM for these Portfolios provides that JPMIM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of JPMIM in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

          JPMIM is entitled to a fee, which is calculated daily and paid monthly, at the following percentages of the average daily net assets of each Portfolio:

Name of Portfolio	Percentage

Large Cap Value Portfolio	0.40%
International Equity Portfolio	0.60%
Small Cap Equity Portfolio	0.65%

          JPMIM has contractually agreed to waive all or part of its fees in order to limit the Portfolios’ total operating expenses on an annual basis to not more than the following percentages of the average daily net assets of each of the Portfolios:

Name of Portfolio		Percentage

Large Cap Value Portfolio	Class 2	1.03
International Equity Portfolio	Class 2	1.28
Small Cap Equity Portfolio	Class 2	1.28

          For the fiscal period ended December 31, 2006, certain Portfolios paid investment advisory fees as follows:

Name of Portfolio	2006
	Paid	Waived

International Equity Portfolio*	—	$(9,059)
Large Cap Value Portfolio*	—	(3,626)
Small Cap Equity Portfolio*	—	(5,884)

* The Portfolio commenced operations on 9/15/06.

Code of Ethics

          The Trust, JPMIA , JPMIM and JPMDS have adopted codes of ethics under Rule 17j-1 of the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers) .

          The Trust’s code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Portfolio. The Trust’s code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Portfolio; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a Portfolio a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Portfolio; or (iv) engaging in any manipulative practice with respect to the Trust or a Portfolio. The Trust’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Portfolio so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

          The code of ethics adopted by JPMIA and JPMIM, requires that all employees must: (i) place the interest of the accounts which are managed by the investment adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each investment adviser are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as described in the applicable Portfolio’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers ’ code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Portfolio subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities).

          JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as such term is defined in the applicable Portfolio’s Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Portfolios subject to the policies and restrictions in such code of ethics.

Portfolio Transactions

          Investment Decisions and Portfolio Transactions. Pursuant to the Advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Portfolio’s investment objective and restrictions, which securities are to be purchased and sold by each such Portfolio and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the applicable Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

          Brokerage and Research Services. On behalf of the Portfolios, a Portfolio’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Portfolio unless otherwise prohibited.

          Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the United States. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

          In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. Under the Advisory Agreements and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolios to pay a broker-dealer which provides brokerage and research services to the Adviser, the Portfolios and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Portfolios. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Portfolios and their reasonableness in relation to the benefits to the Portfolios. In accordance with Section 28(e) of the Securities Exchange Act of 1934 and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

          Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement. The fees that the Portfolios pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Portfolios’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolios will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Portfolios. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

          Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Portfolio’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Portfolio and persons who are affiliated with such persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

          In addition, a Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Portfolio expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Portfolio. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Portfolio and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

          On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers, including other Portfolios, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate.

In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

          If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

          Allocation of transactions, including their frequency, to various broker-dealers is determined by a Portfolio’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Portfolio’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Portfolios and/or other accounts over which a Portfolio’s Adviser exercises investment discretion. A Portfolio’s Adviser may cause a Portfolio to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Portfolio’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Portfolio’s Adviser to the Portfolios. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy, to the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934 and consistent with applicable SEC guidance and interpretation. Shareholders of the Portfolios should understand that the services provided by such brokers may be useful to a Portfolio’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Portfolio.

          Under JPMIM’s policy, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and enhance the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. Effective February 19, 2005, however, the Portfolios stopped participating in soft dollar arrangements for market data services and third-party research. However, the Portfolios continue to receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure.

          In an effort to minimize the potential conflicts of interest, JPMIA does not enter into any “soft dollar” arrangements whereby a broker pays for services (such as Bloomberg, Reuters or Factset) on behalf of JPMIA. Although JPMIA does not have soft dollar arrangements for services as described above, JPMIA may continue to allocate brokerage transactions to brokers for their proprietary research.

Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process.

          Investment decisions for each Portfolio are made independently from those for the other Portfolios or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Portfolio and another Portfolio, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Portfolio believes to be equitable to the Portfolio(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained by a Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Portfolio with those to be sold or purchased by it for other Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

          During each of the past three fiscal years, the brokerage commissions paid by the Portfolios were as follows (amounts in thousands):

	Brokerage Commissions
Portfolio	2004	2005	2006
Core Bond Portfolio
Total Broker Commissions	$—	$—	$—
Broker Commissions to Affiliated Broker Dealers	—	—	—
Government Bond Portfolio
Total Broker Commissions	—	—	—
Broker Commissions to Affiliated Broker Dealers	—	—	—
Balanced Portfolio
Total Broker Commissions	132	—	—
Broker Commissions to Affiliated Broker Dealers	—	—	—
Intrepid Growth Portfolio
Total Broker Commissions	309	322	357
Broker Commissions to Affiliated Broker Dealers	—	—	—
Equity Index Portfolio
Total Broker Commissions	354	11	11
Broker Commissions to Affiliated Broker Dealers	—	—	—
Diversified Equity Portfolio
Total Broker Commissions	9	230	320
Broker Commissions to Affiliated Broker Dealers	—	—	—

	Brokerage Commissions
Portfolio	2004	2005	2006
Diversified Mid Cap Growth Portfolio
Total Broker Commissions	118	392	377
Broker Commissions to Affiliated Broker Dealers	—	—	—
Intrepid Mid Cap Portfolio
Total Broker Commissions	119	113	126
Broker Commissions to Affiliated Broker Dealers	—	—	—
Diversified Mid Cap Value Portfolio
Total Broker Commissions	243	193	203
Broker Commissions to Affiliated Broker Dealers	—	—	—
Large Cap Value Portfolio*
Total Broker Commissions	N/A	N/A	3
Broker Commissions to Affiliated Broker Dealers	N/A	N/A	—
International Equity Portfolio*
Total Broker Commissions	N/A	N/A	2
Broker Commissions to Affiliated Broker Dealers	N/A	N/A	—
Small Cap Equity Portfolio*
Total Broker Commissions	N/A	N/A	2
Broker Commissions to Affiliated Broker Dealers	N/A	N/A	—

          As of December 31, 2006, the following Portfolios held investments in securities of their regular broker-dealers as follows:

Portfolio	Name of Broker-Dealer	Value of Securities Owned (000’s)

Core Bond Portfolio
	Banc of America Securities LLC	$9,841
	Bank of America Corporation	1,006
	Bear Stearns & Co. Inc	6,527
	Citigroup Global Markets Inc.	4,788
	Credit Suisse First Boston LLC	833

Goldman Sachs and Company	1,129
HSBC Securities Inc.	205
Lehman Brothers Inc.	4,580
Merrill Lynch & Co. Inc.	960
UBS Financial Services Inc.	4,135

Government Bond Portfolio

Banc of America Securities LLC	$4,186
Bear Stearns & Co. Inc	4,500
HSBC Securities Inc.	4,900
Lehman Brothers Inc.	4,500
UBS Financial Services Inc.	4,500

Balanced Portfolio

Banc of America Securities LLC	$2,360
Bank of America Corporation	1,802
Bear Stearns & Co. Inc	1,726
Citigroup Global Markets Inc.	2,944
Credit Suisse First Boston LLC	670
Deutsche Bank AG	400
Goldman Sachs and Company	633
HSBC Securities Inc.	2,780
Lehman Brothers Inc.	1,756

Intrepid Growth Portfolio

Banc of America Securities LLC	$2,700
Bear Stearns & Co. Inc	4,507
Goldman Sachs and Company	4,565
HSBC Securities Inc.	2,700
Lehman Brothers Inc.	4,326
Merrill Lynch & Co. Inc.	689

Equity Index Portfolio

Banc of America Securities LLC	$1,361
Bank of America Corporation	2,696
Bear Stearns & Co. Inc	1,565
Citigroup Global Markets Inc.	3,078
Goldman Sachs and Company	955
JPMorgan Securities Inc.	2,832
Lehman Brothers Inc.	1,238
Merrill Lynch & Co. Inc.	925
UBS Financial Services Inc.	1,350

Diversified Equity Portfolio

Banc of America Securities LLC	$3,586
Bank of America Corporation	3,237

Bear Stearns & Co. Inc	3,000
Citigroup Global Markets Inc.	4,558
HSBC Securities Inc.	3,000
Lehman Brothers Inc.	3,000
UBS Financial Services Inc.	3,000

Diversified Mid Cap Growth Portfolio

Banc of America Securities LLC	$6,764
Bear Stearns & Co. Inc	6,250
Citigroup Global Markets Inc.	1,200
Deutsche Bank AG	1,400
Lehman Brothers Inc.	5,000
UBS Financial Services Inc.	2,719

Intrepid Mid Cap Portfolio

Banc of America Securities LLC	$996
Bear Stearns & Co. Inc	1,400
Citigroup Global Markets Inc.	300
Deutsche Bank AG	400
Lehman Brothers Inc.	1,398
UBS Financial Services Inc.	1,400

Diversified Mid Cap Value Portfolio

Banc of America Securities LLC	$500
Bear Stearns & Co. Inc	488
Lehman Brothers Inc.	216

Large Cap Value Portfolio

Banc of America Securities LLC	$137
Citigroup Global Markets Inc.	192

International Equity Portfolio

Barclays Capital Inc.	$110
HSBC Securities Inc.	168
Royal Bank of Scotland Group	62
UBS Financial Services Inc.	133

          For the fiscal year ended December 31, 2006, the Advisers allocated brokerage commissions to brokers who provided broker research services , including third party broker research for the Portfolios as follows :

Portfolio	Total Research Commissions
Balanced Portfolio	$81,285
Core Bond Portfolio	0
Diversified Equity Portfolio	$291,627
Diversified Mid Cap Growth Portfolio	$320,401
Diversified Mid Cap Value Portfolio	$171,432
Equity Index Portfolio	$9,849
Government Bond Portfolio	0
International Equity Portfolio	$1,773
Intrepid Growth Portfolio	$299,961
Intrepid Mid Cap Portfolio	$110,195
Large Cap Value Portfolio	$2,722
Small Cap Equity Portfolio	$2,095

Portfolio	Total Research Commissions

Large Cap Value Portfolio
Small Cap Equity Portfolio

Administrator

          Effective January 1, 2000, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) 1111 Polaris Parkway, Columbus, Ohio 43240 began serving as administrator for the Trust (“JPMorgan Funds Management” or the “Administrator”). JPMorgan Funds Management is an affiliate of JPMorgan Investment Advisors and JPMIM, the advisers to the Portfolios, and an indirect wholly-owned subsidiary of JPMorgan Chase.

          Pursuant to the Administration Agreement, JPMFM performs or supervises all operations of each Portfolio for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Portfolio). Under the Administration, JPMFM has agreed to maintain the necessary office space for the Portfolios, and to furnish certain other services required by the Portfolios with respect to each Portfolio. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Portfolios’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Portfolio’s sub-administrator. Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, began serving as the Portfolios’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMIS a fee for its services as the Portfolios’ Sub-administrator.

          Unless sooner terminated, the Administration Agreement between the Trust and JPMorgan Funds Management will continue in effect through October 31, 2007. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Trust’s Board of Trustees or by the Administrator. The termination of the Administration Agreement with respect to one Portfolio will not result in the termination of the Administration Agreement with respect to any other Portfolio.

          The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below:

Effective May 1, 2006, for all Portfolios:

•	0.15% on the first $25 billion of average daily net assets of all funds in the JPMorgan Funds Complex (excluding funds of funds and money market funds)

•	0.075% of average daily net assets of all funds in the JPMorgan Funds Complex (excluding funds of funds and money market funds) over $25 billion of such assets

For purposes of this paragraph, the “JPMorgan Funds Complex” includes most of the open-end investment companies in the JPMorgan Funds Complex.

Prior to May 1, 2006, for all Portfolios except the Equity Index Portfolio:

•	0.18% on the first $250 million in Trust assets (except for the Equity Index Portfolio)

•	0.14% on Trust assets in excess of $250 million (other than assets in the Equity Index Portfolio)

Prior to May 1, 2006, for the Equity Index Portfolio:

•	14% on Equity Index Portfolio assets

For the fiscal years ended December 31, 2004, 2005 and 2006 the Portfolios paid administration fees under the prior fee schedule to the Administrator as follows:

	Fiscal Year Ended December 31,
	2004		2005		2006
	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Portfolio	$284,404	$(12,976)	$411,514	$—	$332,149	$—
Government Bond Portfolio	309,550	(3,033)	300,370	—	210,619	—
Balanced Portfolio	254,256	(2,397)	217,331	—	132,563	—
Intrepid Growth Portfolio	285,773	(8,255)	317,692	—	259,137	—
Equity Index Portfolio	177,816	(837)	190,294	—	156,779	—
Diversified Equity Portfolio	82,719	(2,322)	237,744	—	171,637	—
Diversified Mid Cap Growth Portfolio	277,480	(4,837)	276,251	—	207,641	—
Intrepid Mid Cap Portfolio	167,314	(6,469)	88,937	—	79,486	—
Diversified Mid Cap Value Portfolio	234,452	(6,091)	256,924	—	179,995	—
Large Cap Value Portfolio[1]	N/A	N/A	N/A	N/A	—	(908)
International Equity Portfolio[1]	N/A	N/A	N/A	N/A	—	(1,512)
Small Cap Equity Portfolio[1]	N/A	N/A	N/A	N/A	—	(906)

[1]	The Large Cap Value Portfolio, the International Equity Portfolio and the Small Cap Equity Portfolio commenced operations on 9/15/ 2006.

          The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Distributor

          Since May 1, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Portfolio’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Portfolios in accordance with the terms of the Distribution Agreement between the Trust and JPMDS. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

          Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Portfolio. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Portfolio or by JPMDS. The termination of the Distribution Agreement with respect to one Portfolio will not result in the termination of the Distribution Agreement with respect to any other Portfolio. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

           For the fiscal year ending December 31, 2006, there were no net underwriting discounts and commissions, compensation on redemptions and repurchases, brokerage commissions and other compensation paid to JPMDS as principal underwriter except as described below under the Trust's Distribution Plan.

Distribution Plan

          The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class 2 shares of the applicable Portfolios, which provides that such class shall pay for distribution services a distribution fee (the “Distribution Fee”), including payments to JPMDS, at annual rates not to exceed the amounts set forth below.

          JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Portfolio); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature (including variable insurance contract marketing materials) which is provided to various entities and individuals, including insurance companies, brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in the variable insurance contracts which utilize each Portfolio as a funding vehicle (“variable insurance contract owners”); (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential variable insurance contract owners, and insurance companies and other financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, insurance companies (or their eligible affiliates) brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with insurance companies, brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Portfolios and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Portfolio may also benefit the Portfolio’s other shares and other Portfolios. Anticipated benefits to the Portfolios that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

          Class 2 Shares. Class 2 shares of the Portfolios pay a Distribution Fee of 0.25% of average daily net assets. Some payments under the Distribution Plan may be used to compensate intermediaries with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of Class 2 shares maintained in a Portfolio by such intermediaries’ customers.

          No class of shares of a Portfolio will make payments or be liable for any distribution expenses incurred by other classes of shares of any Portfolio.

          Since the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by a class of a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). The shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

          Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

          The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

          The Distribution Plan may be terminated, with respect to any class of a Portfolio, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Portfolio to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Portfolios will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Distribution Plan requires that JPMDS shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefore) under the Distribution Plan. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

          The Distribution Plan was approved by the Board of Trustees at a meeting held May 16-18, 2006.

          For the fiscal period ended December 31, 2006, certain Portfolios paid distribution fees as follows:

Portfolio	Fiscal Year Ended 12/31/2006
	Paid	Waived
Core Bond Portfolio	$15	$—
Government Bond Portfolio	—	—
Balanced Portfolio	—	—
Intrepid Growth Portfolio	15	—
Equity Index Portfolio	—	—
Diversified Equity Portfolio	15	—
Diversified Mid Cap Growth Portfolio	15	—
Intrepid Mid Cap Portfolio	15	—
Diversified Mid Cap Value Portfolio	—	—
Large Cap Value Portfolio*	2,266	—
International Equity Portfolio*	3,775	—
Small Cap Equity Portfolio *	2,263	—

*The Portfolio commenced operations on 9/15/2006.

Custodian and Transfer Agent

Custodian

          Pursuant to the Global Custody and Fund Accounting Agreement dated February 19, 2005, with JPMorgan Chase Bank, N.A., 4 Chase MetroTech Center, Brooklyn, NY 11245, the JPMorgan Chase Bank, N.A. serves as the Custodian and Fund Accounting Agent for each Portfolio and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank, N.A. is an affiliate of the Advisers.

          With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the Global Custody and Fund Accounting Agreement. For purposes of determining the asset levels at which a fee applies, assets for that fund type across the entire JPMorgan Funds Complex (which shall be defined to include any 1940 Act fund, commingled funds or Rule 3c-7 fund which is advised or subadvised by an entity whicy is a subsidiary of JPMorgan & Co.) shall be used.

U.S. Equity Portfolios:

0.0085% of the first $10 billion
0.0050% on the next $10 billion
0.0035% on the next $10 billion
0.0025% for such assets over $30 billion

U.S. Fixed Income Portfolios:

0.0090% of the first $10 billion
0.0050% on the next $10 billion
0.0035% on the next $10 billion
0.0020% for such asset over $30 billion

International Funds:

0.02% of the first $10 billion
0.0175% for such assets over $10 billion

or (b) the applicable per account minimum charge. The minimum total annual fund accounting charge per portfolio is:

$20,000 for U.S equity and U.S. fixed income funds
$25,000 for International funds.

          For custody services, each Portfolio pays to JPMorgan Chase Bank, N.A. safekeeping fees of between 0.001% and 0.60% of the value of the asset held by the custodian (depending on the domicile in which the asset is held), calculated monthly in arrears, and fees between $7.00 and $150 for securities trades (depending on the domicile in which the trade is settled). JPMorgan Chase Bank, N.A. is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

          Transfer Agent. Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, MA 02171, serves as each Portfolio’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

Securities Lending Agent

          To generate additional income, certain Portfolios may lend up to 33 1/3% of their assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (“U.S. government securities”). JPMorgan Chase Bank, an affiliate of the Portfolios, serves as lending agent pursuant to a securities lending agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

          Under the Securities Lending Agreement, JPMorgan Chase Bank acting as agent for the Portfolios, loans securities to approved borrowers pursuant to approved Borrower Agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolios retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolios. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Portfolio’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Portfolio’s financial statements).

          Under the Securities Lending Agreement, JPMorgan Chase Bank is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. JPMorgan Chase Bank has voluntarily reduced its fees to (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively. The purpose of these fees is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The independent registered public accounting firm for the Trust and the Portfolios is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios and assists in the preparation and/or review of each Portfolio’s federal and state income tax returns.

TRUST COUNSEL

          The law firm of Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948, is counsel to the Trust.

PORTFOLIO MANAGERS

Other Accounts Managed

          The following tables show information regarding other accounts managed by each lead portfolio manager as of December 31, 2006 (amounts in millions) :

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Core Bond Portfolio
Douglas Swanson	6	$8,729	4	$1,829	51	$7,380
Mark Jackson	1	$948	0	0	33	$1,879
Government Bond Portfolio
Michael Sais	3	$3,671	1	$484	6	$2,811
Scott Grimshaw	6	$22,817	0	0	43	$2,977
Balanced Portfolio
Anne Lester	8	$1,164	8	$1,424	87	$3,709
Michael Fredericks	0	0	0	0	0	0
Terance Chen	7	$2,482	7	$1,172	8	$4,763
Raffaele Zingone	9	$2,348	2	2,188	12	$8,631
Thomas Luddy	7	$2,203	6	$1,031	50	$2,729
Scott Grimshaw	6	$2,946	0	0	43	$2,977
Intrepid Growth Portfolio
Silvio Tarca	11	$8,392	5	$7,613	17	$873
Jason Alonzo	11	$8,392	5	$7,613	17	$873
Robert Weller	11	$8,392	5	$7,613	17	$873
Equity Index Portfolio
Bala Iyer[1]	10	$12,821	3	$594	38	$1,465
Michael Loeffler	8	$10,701	2	$529	33	$1,312
Diversified Equity Portfolio
Thomas Luddy	7	$2,074	6	$1,031	50	$2,729
Susan Bao	0	0	0	0	15	$258
Jacqueline Flake	0	0	0	0	3	$15
Diversified Mid Cap Growth Portfolio
Christopher M. Jones	9	$4,514	4	$582	3	$104
Timothy Parton	4	$2,403	0	0	2	$41
Intrepid Mid Cap Portfolio
Silvio Tarca	11	$8,534	5	$7,613	17	$873
Robert Weller	11	$8,534	5	$7,613	17	$873
Jason Alonzo	11	$8,534	5	$7,613	17	$873
Diversified Mid Cap Value Portfolio
Lawrence E. Playford	9	$10,579	0	0	27	$3,675
Gloria Fu	8	$10,338	0	0	27	$3,675
Jonathan Kendrew Llewelyn Simon	15	$11,991	4	$2,565	30	$3,770
Large Cap Value Portfolio
Bradford L. Frishberg	4	$2,950	1	$192	8	$468
Alan Gutman	4	$2,950	1	$192	8	$468
International Equity Portfolio
James Fisher	9	$8,917	4	$6,181	23	$7,615
Thomas Murray	9	$8,917	4	$6,181	23	$7,615
Small Cap Equity Portfolio
Glenn Gawronski	2	$1,109	0	0	0	0
Christopher M. Jones	9	$4,676	4	%582	3	$104

(1)	Bala Iyer is the chief investment officer of the Quantitative Team with overall supervisory responsibility for all accounts following an equity index strategy.

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Core Bond Portfolio
Douglas Swanson	0	0	0	0	0	0
Mark Jackson	0	0	0	0	0	0
Government Bond Portfolio
Michael Sais	0	0	0	0	0	0
Scott Grimshaw	0	0	0	0	0	0
Balanced Portfolio
Anne Lester	0	0	0	0	0	0
Michael Fredericks	0	0	0	0	0	0
Terance Chen	0	0	0	0	0	0
Raffaele Zingone	0	0	0	0	0	0
Thomas Luddy	0	0	0	0	0	0
Scott Grimshaw	0	0	0	0	0	0
Intrepid Growth Portfolio
Silvio Tarca	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Robert Weller	0	0	0	0	0	0
Equity Index Portfolio
Bala Iyer	0	0	0	0	0	0
Michael Loeffler	0	0	0	0	0	0
Diversified Equity Portfolio
Thomas Luddy	0	0	0	0	0	0
Susan Bao	0	0	0	0	0	0
Jacqueline Flake	0	0	0	0	0	0
Diversified Mid Cap Growth Portfolio
Christopher M. Jones	0	0	0	0	0	0
Timothy Parton	0	0	0	0	0	0
Intrepid Mid Cap Portfolio
Silvio Tarca	0	0	0	0	0	0
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Diversified Mid Cap Value Portfolio
Lawrence E. Playford	0	0	0	0	0	0
Gloria Fu	0	0	0	0	0	0
Jonathan Kendrew Llewelyn Simon	0	0	0	0	0	0

Large Cap Value Portfolio
Bradford L. Frishberg	0	0	0	0	0	0
Alan Gutman	0	0	0	0	0	0
International Equity Portfolio
James Fisher	0	0	0	0	7	$2,183
Thomas Murray	0	0	0	0	7	$2,183
Small Cap Equity Portfolio
Glenn Gawronski	0	0	0	0	0	0
Christopher M. Jones	0	0	0	0	0	0

Potential Conflicts of Interests

          The chart above shows the number, type and market value as of December 31, 2006 of the accounts other than the Portfolios that are managed by the Portfolios’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolios (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

          Responsibility for managing the Adviser’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

          The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Portfolios or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in an Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. the Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If an Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Portfolio invests, the Adviser or its affiliates could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

          As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Portfolio from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Portfolio’s objectives.

          The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures designed to manage the conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

          Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with an Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

           Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Portfolio Manager Compensation

          Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

          Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Portfolios’ pre-tax performance is compared to the appropriate market peer group and to each Portfolio’s benchmark index listed in the Portfolio’s prospectus over one-, three- and five-year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

          Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the select mutual funds.

Ownership of Securities

          The following table indicates the dollar range of securities of each Portfolio beneficially owned by each Portfolio’s portfolio managers as of December 31, 2006, the Portfolios’ most recent fiscal year end.

Aggregate Dollar Range of Securities in Portfolio (1)

	None	$1- $10,000	$10,001-$50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Core Bond Portfolio
Douglas Swanson	X
Mark Jackson	X

Government Bond Portfolio
Michael Sais	X
Scott Grimshaw	X

Balanced Portfolio
Anne Lester	X
Michael Fredericks	X
Terance Chen	X
Raffaele Zingone	X
Thomas Luddy	X
Scott Grimshaw	X

Intrepid Growth Portfolio
Silvio Tarca	X
Jason Alonzo	X
Robert Weller	X

Equity Index Portfolio
Bala Iyer	X
Michael Loeffler	X

Diversified Equity Portfolio
Thomas Luddy	X
Susan Bao	X
Jacqueline Flake	X

Diversified Mid Cap Growth Portfolio
Christopher Mark
Vyvyan
Jones	X
Timothy Parton	X
Silvio Tarca	X
Robert Weller	X

	None	$1- $10,000	$10,001-$50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Jason Alonzo	X

Diversified Mid Cap Value Portfolio
Lawrence E. Playford	X
Gloria Fu	X
Jonathan Kendrew
Llewelyn Simon	X

Large Cap Value Portfolio
Bradford L. Frishberg	X
Alan Gutman	X

International Equity Portfolio
James Fisher	X
Thomas Murray	X

Small Cap Equity Portfolio
Glenn Gawronski	X
Christopher M. Jones	X

(1)	None of the portfolio managers beneficially owned equity securities of the portfolios which are currently held exclusively through insurance company separate accounts.

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

          The Board of Trustees has delegated to the Adviser and its affiliated advisers proxy - voting authority with respect to the Portfolios’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Portfolios, the Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues .

          The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

          Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

          To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

          Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Portfolio on the one hand, and the Portfolio’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Portfolio. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

          The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIA, JPMIM and SC-R&M also considers the cost of voting in light of the expected benefit of the vote.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change the Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•

The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•

The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Adviser reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, the Adviser will generally vote against such proposals and vote for revoking existing plans.

•

Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

•	With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) the Adviser’s position is to neither vote in favor or against. For Extraordinary

General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

The Adviser votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	The Adviser votes against proposals for a super-majority vote to approve a merger.

•

The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•

The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•

The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

In accordance with regulation of the SEC, the Portfolios’ proxy voting records for the most recent 12-month period ended June 30, are on file with the SEC and are available on the Portfolios’ website at www.jpmorganfunds.com and on the SEC website at www.sec.gov no later than August 31, 2006.

Description of Shares

          The Trust is a Massachusetts business trust. The Trust’s Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on June 7, 1993 and amended and restated as of May 1, 2005 (the “Declaration of Trust”) and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust’s Declaration of Trust authorizes the Board of Trustees to establish one or more series and classes within any series of

Shares of the Trust. The Trust presently includes twelve series of Shares which represent interests in the following Portfolios:

1.	Core Bond Portfolio
2.	Government Bond Portfolio
3.	Balanced Portfolio
4.	Diversified Mid Cap Growth Portfolio
5.	Intrepid Growth Portfolio
6.	Equity Index Portfolio
7.	Diversified Equity Portfolio
8.	Intrepid Mid Cap Portfolio
9.	Diversified Mid Cap Value Portfolio
10.	Large Cap Value Portfolio
11.	International Equity Portfolio
12.	Small Cap Equity Portfolio

          The Declaration of Trust may not be amended without the affirmative vote of a majority of the outstanding Shares of the Trust, except that the Trustees may amend the Declaration of the Trust without the vote or consent of shareholders to:

(1) designate series or classes of the Trust;

(2) change the name of the Trust; or

          (3) supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision or to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

          Shares are fully paid and non-assessable, except as set forth below. When a majority is required, it means the lesser of 67% or more of the Shares present at a meeting when the holders of more than 50% of the outstanding Shares are present or represented by proxy, or more than 50% of the outstanding Shares. Shares have no subscription or preemptive rights and only those conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets or liabilities not belonging to any particular Portfolio which are available for distribution. The assets belonging to a particular Portfolio shall be charged with the liabilities of the Trust in respect of that Portfolio and all expenses, costs, charges and reserves attibutable to that Portfolio, except that all expenses, costs, charges and reserves attributable solely to a particular class shall be borne by that class.

          Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Portfolio affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Portfolio is required in connection with a matter, a Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical, or that the matter does not affect any interest of the Portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding Shares of the

Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

The Trust may suspend the right of redemption only under the following unusual circumstances:

(i)	when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

(ii)	when an emergency exists as determined by the SEC, making disposal of portfolio securities or the valuation of net assets not reasonably practicable;

(iii)	during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders; or

(iv)	when Federal securities laws permit;

Shareholder and Trustee Liability

          Under Massachusetts’s law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust’s Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally bound thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

          The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Principal Holders

           As of March 31, 2007, the following persons owned of record, or are known by the Trust to own beneficially, 5% or more of the outstanding shares of the Portfolios. Although a shareholder’s beneficial ownership of more than 25% of the voting securities of a Portfolio may be deemed to result in “control” of the particular Portfolio, as of March 31, 2007, the Trust believes that no variable insurance contract owner owned beneficially more than 25% of the voting securities of any Portfolio.

NAME OF FUND	OWNERSHIP OF SHARES	PERCENTAGE HELD

JPMIT BALANCED PORTFOLIO
CLASS 1 SHARES	AMERICAN GENERAL ANNUITY INS CO. 205 E 10TH AMARILLO TX 79101-3507	9.40%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	84.82%

JPMIT CORE BOND PORTFOLIO
CLASS 1 SHARES	AMERICAN GENERAL ANNUITY INS CO. A.G. SEPARATE ACCOUNT A 205 E 10TH AMARILLO TX 79101-3507	9.15%

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT 7 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	17.19%

NAME OF FUND	OWNERSHIP OF SHARES	PERCENTAGE HELD

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT SIX ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	6.22%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	33.25%

	PACIFIC LIFE INSURANCE COMPANY SEPARATE ACCOUNT A ATTN CORP VALUABLE PROD ACCTG DEPT 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	23.45%

JPMIT CORE BOND PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.50%

JPMIT DIVERSIFIED EQUITY PORTFOLIO
CLASS 1 SHARES	AMERICAN GENERAL ANNUITY INS CO. A.G. SEPARATE ACCOUNT A 205 E 10TH AMARILLO TX 79101-3507	10.91%

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT 7 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	7.37%

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT SIX ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	10.59%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	58.44%

	TRANSAMERICA LIFE INSURANCE CO RETIREMENT BUILDER V.A. ACCT 4333 EDGEWOOD ROAD N.E. CEDAR RAPIDS IA 52499-0001	6.45%

NAME OF FUND	OWNERSHIP OF SHARES	PERCENTAGE HELD

JPMIT DIVERSIFIED EQUITY PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.50%

JPMIT DIVERSIFIED MID CAP GROWTH PORTFOLIO
CLASS 1 SHARES	AMERICAN GENERAL ANNUITY INS CO. A.G. SEPARATE ACCOUNT A 205 E 10TH AMARILLO TX 79101-3507	6.58%

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT 7 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	8.13%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	61.93%

	THE PRUDENTIAL INSURANCE COMPANY OF AMERICA SEP ACCT VCA 290 W MOUNT PLEASANT AVE LIVINGSTON NJ 07039-2729	10.01%

JPMIT DIVERSIFIED MID CAP GROWTH PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.50%

JPMIT DIVERSIFIED MID CAP VALUE PORTFOLIO
CLASS 1 SHARES	AMERICAN GENERAL ANNUITY INS CO. A.G. SEPARATE ACCOUNT A 205 E 10TH AMARILLO TX 79101-3507	24.89%

	CHASE INSURANCE LIFE & ANNUITY CO FKLA VARIABLE ANNUITY SEPARATE ACCT THE ONE VARIABLE ANNUITY 2500 WESTFIELD DR ELGIN IL 60124-7836	8.16%

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT 7 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	16.55%

NAME OF FUND	OWNERSHIP OF SHARES	PERCENTAGE HELD

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT SIX ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	9.38%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	22.90%

	TRANSAMERICA LIFE INSURANCE CO RETIREMENT BUILDER V.A. ACCT 4333 EDGEWOOD ROAD N.E. CEDAR RAPIDS IA 52499-0001	8.98%

JPMIT EQUITY INDEX PORTFOLIO
CLASS 1 SHARES	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT 7 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	25.50%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	60.91%

JPMIT GOVERNMENT BOND
CLASS 1 SHARES	AMERICAN GENERAL ANNUITY INS CO. A.G. SEPARATE ACCOUNT A 205 E 10TH AMARILLO TX 79101-3507	14.67%

	CHASE INSURANCE LIFE & ANNUITY CO FKLA VARIABLE ANNUITY SEPARATE ACCT THE ONE VARIABLE ANNUITY 2500 WESTFIELD DR ELGIN IL 60124-7836	6.34%

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT 7 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	10.61%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	61.76%

NAME OF FUND	OWNERSHIP OF SHARES	PERCENTAGE HELD

JPMIT INTERNATIONAL EQUITY PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

JPMIT INTREPID MID CAP PORTFOLIO
CLASS 1 SHARES	AMERICAN GENERAL ANNUITY INS CO. A.G. SEPARATE ACCOUNT A 205 E 10TH AMARILLO TX 79101-3507	8.64%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	35.04%

	PACIFIC LIFE INSURANCE COMPANY SEPARATE ACCOUNT A ATTN CORP VALUABLE PROD ACCTG DEPT 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	49.13%

JPMIT INTREPID MID CAP PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.50%

JPMIT LARGE CAP GROWTH PORTFOLIO
CLASS 1 SHARES	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT 7 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	9.04%

	HARTFORD LIFE & ANNUITY INS CO SEPARATE ACCOUNT SIX ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	6.22%

	KEMPER INVESTORS LIFE INSURANCE VARIABLE ANNUITY SEPARATE ACCOUNT 2500 WESTFIELD DR ELGIN IL 60124-7836	6.71%

	NATIONWIDE LIFE & ANNUITY INSURANCE NWVA-C C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	65.14%

NAME OF FUND	OWNERSHIP OF SHARES	PERCENTAGE HELD

	TRANSAMERICA LIFE INSURANCE CO RETIREMENT BUILDER V.A. ACCT 4333 EDGEWOOD ROAD N.E. CEDAR RAPIDS IA 52499-0001	5.27%

JPMIT LARGE CAP GROWTH PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.50%

JPMIT LARGE CAP VALUE PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

JPMIT SMALL CAP EQUITY PORTFOLIO
CLASS 2 SHARES	JP MORGAN INVESTMENT MGMT ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

          As of December 31, 2006, the Trust believes that the trustees and officers of the Trust, as a group, owned less than 1% of the shares of any Portfolio of the Trust.

Administrative Services Plan and Cash Compensation to Service Organizations

          On November 17, 1999, a majority of the disinterested Trustees of the Trust approved an Administrative Services Plan (the “Plan”) and authorized any officer of the Trust to execute and deliver, in the name and on behalf of the Portfolios, written agreements in substantially the form presented to the Board of Trustees of the Trust (“Servicing Agreements”) with insurance companies and other entities which are shareholders of record or which have a servicing relationship (“Service Organization”) with the beneficial owners of a class of a Portfolio’s shares of beneficial interest (“Shares”). Such Servicing Agreements must provide that the Service Organizations are required to provide administrative support services to their customers who own Shares of record or beneficially. In consideration for providing such services, a Service Organization will receive a fee, computed daily and paid monthly, of up to the annual rate of 0.25% of the average daily net assets of the Class 1 Shares of the Portfolio owned beneficially by its customers. Any bank, trust company, thrift institution, broker-dealer, insurance company or other financial institution is eligible to become a Service Organization and to receive fees under the Services Plan. All expenses incurred by a class of a Portfolio with respect to its Shares in connection with the Servicing Agreements and the implementation of the Services Plan shall be borne entirely by the holders of Shares of that class of the Portfolio.

          The Services Plan further provides that the Trustees shall review, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Unless sooner terminated, the Services Plan shall continue automatically for successive annual periods through November 30 of each year, provided such continuance is approved at least annually by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

          The following table identifies the Portfolios that paid servicing fees under the Services Plan and the total dollar amounts paid by each such Portfolio for the fiscal year ended December 31, 2006.

Name of Portfolio	Dollar Amount of Servicing Fees
Mid Cap Value Portfolio — Class 1	$3,042
Intrepid Mid Cap Portfolio — Class 1	$60,999

          JPMorgan Investment Advisors, at its own expense and out of its legitimate profits, will pay additional cash amounts to Service Organizations. These amounts are payments over and above the servicing fees paid by the Portfolios. These additional payments are made to the Service Organizations for their providing certain administrative and other services to the Portfolios, including (i) recordkeeping services; (ii) facilitating the delivery of prospectuses, shareholder reports and other information; (iii) processing distributions from the Portfolios; (iv) providing information relating to the Insurance Contracts to the Portfolios; and (v) providing certain other communication support services and administrative services. These payments may be deemed to be revenue sharing. For the fiscal year ended December 31, 2006, JPMorgan Investment Advisors paid $28,146,633.67 to such Service Organizations, pursuant to their revenue sharing arrangements for all the JPMorgan funds, including the Portfolios.

Portfolio Holdings Disclosure

          As described in the Prospectus and pursuant to the Portfolios’ Portfolio Holdings Disclosure Policy, no sooner than 30 days after month end, the Portfolios will make available to the public, upon request to the Portfolios (1-800-480-4111), a complete, uncertified schedule of its portfolio holdings as of the last day of that prior month.

          The Portfolios’ publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Portfolios and (ii) clients of the Adviser or its affiliates that invest in the Portfolios or such clients’ consultants. No compensation or other consideration is received by the Portfolios or the Adviser, or any other person for these disclosures. A list of the entities that receive the Portfolios’ portfolio holdings information on such basis and the frequency with which it is provided to them is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
Morningstar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw-Hill Companies	Monthly	30 days after month end
Casey, Quirk & Associates	Quarterly	10 business days after quarter end
JPMorgan Private Bank/JPMorgan Private Client Services	Quarterly	30 days after month end

          In addition, certain service providers to the Portfolios or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Portfolios’ portfolio holdings information earlier than 30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Portfolio transactions and in providing price quotations and transfer agents. When a Portfolio redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Portfolio’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 30 days after month end. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

          Disclosure of a Portfolio’s portfolio securities as an exception to the Portfolios’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Portfolio’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Portfolio or the Adviser, or any other person for these disclosures. The Portfolio’s Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Portfolio’s shareholders on the one hand and the Portfolio’s Adviser or any affiliated person of the Portfolio or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders. There can be no assurance , however, that a Portfolio’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

          Finally, the Portfolio release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

Expenses

           The Portfolios pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolios’ custodian for all services to the Portfolios, including safekeeping of portfolios and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Portfolios. Shareholder servicing and distribution fees are all allocated to specific classes of the Portfolios. In addition, the Portfolios may allocate transfer agency and certain other expenses by class.

Service providers to a Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

Miscellaneous

          The Trust is not required to hold a meeting of shareholders for the purpose of annually electing Trustees except that:

          (i) the Trust is required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and

          (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for that purpose. This meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

          As used in the Portfolios’ Prospectus and in this Statement of Additional Information, “assets belonging to a Portfolio” means the consideration received by the Trust upon the issuance or sale of Shares in that Portfolio, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Portfolio that are allocated to that Portfolio by the Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Portfolios will be the relative net assets of the respective Portfolios at the time of allocation. Each Portfolio’s direct liabilities and expenses will be charged to the assets belonging to that Portfolio. Each Portfolio will also be charged in proportion to its relative net assets for the general liabilities and expenses of the Trust. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Portfolios will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Portfolio are conclusive.

          As used in the Portfolios’ Prospectuses and in this Statement of Additional Information, a “vote of a majority of the outstanding Shares” of the Trust, a particular Portfolio, or a particular class of Shares of a Portfolio, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Portfolio, or such class of Shares of such Portfolio, or (b) 67% or more of the Shares of the Trust, such Portfolio, or such class of Shares of such Portfolio present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Portfolio, or such class of Shares of such Portfolio are represented in person or by proxy.

          The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

          The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

          The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

FINANCIAL STATEMENTS

          The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended December 31, 2006 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the Trust, as indicated in its reports with respect thereto, and are incorporated here by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

APPENDIX A—DESCRIPTION OF RATINGS

          The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

          Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s Rating Service (“S&P”)

A-1

Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2

Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3

Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1	HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD	Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“+” or ”-”	may be appended to a rating to denote relative status within major rating categories.

‘PIF’	denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’	indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’

A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

Moody’s Investors Service, Inc. (“Moody’s”)

Prime-1

Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Does not fall within any of the Prime rating categories.

Dominion Bond Rating Service (“DBRS”)

R-1	Prime Credit Quality

R-2	Adequate Credit Quality

R-3	Speculative

D	Default

          All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

R-1 (high)

Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle)

Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)

Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high); R-2 (middle); R-2 (low)

Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stabled, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high); R-3 (middle); R-3 (low)

Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

D

A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

DESCRIPTION OF BANK RATINGS

Moody’s

          Moody’s Bank Financial Strength Ratings (BFSRs) represent Moody’s opinion of a bank’s intrinsic safety and soundness and, as such, exclude certain external credit risks and credit support elements that are addressed by Moody’s Bank Deposit Ratings. In addition to commercial banks, Moody’s BFSRs may also be assigned to other types of financial institutions such as multilateral development banks, government-sponsored financial institutions and national development financial institutions.

A

These banks possess superior intrinsic financial strength. Typically they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B

These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C	These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D

Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E

Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

                    Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in intermediate categories.

DESCRIPTION OF BOND RATINGS

S&P

     Corporate and Municipal Bond Ratings

     Investment Grade

AAA	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

A

Debt rated A has a strong capacity to pay interest and repay principal; it is somewhat more susceptible, however, to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to impair the obligor’s capacity to pay interest and repay principal for debt in this category in higher-rated categories.

     Speculative Grade

                    Debt rated BB, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C

The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1	The rating C1 is reserved for income bonds on which no interest is being paid.

D

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c          The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p          The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

                    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody’s

          Long-Term Ratings: Bonds and Preferred Stock

          Investment Grade

Aaa

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Non-Investment Grade

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. The protection of interest and principal payments may be no more than moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

          Corporate Short-Term Debt Ratings

                    Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

                    Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

          Investment Grade

AAA

HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          Speculative Grade

BB

SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

DBRS

          Bond and Long-Term Debt Rating Scale

                    The DBRS long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

AAA

Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA

Bonds rate “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A

Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB

Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

BB

Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B

Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/	Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”,

CC/C

Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D

A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

DESCRIPTION OF INSURANCE RATINGS

Moody’s

          Insurance Financial Strength Ratings

                    Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

                    Moody’s rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company’s ability to meet its senior policyholder claims and obligations.

Aaa

Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa

These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba

Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa

Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

                    Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group — with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

          Short-Term Insurance Financial Strength Ratings

                    These ratings represent Moody’s opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

                    Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

S&P

                    An insurer rated “BBB” or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	Extremely Strong financial security characteristics. “AAA” is the highest Insurer Financial Strength Rating assigned by Standard & Poor’s.

AA	Very Strong financial security characteristics, differing only slightly from those rated higher.

A	Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

                    An insurer rated “BB” or lower is regarded as having vulnerable characteristics that may outweigh its strengths. “BB” indicates the least degree of vulnerability within the range; “CC” the highest.

BB	Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R

An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	Not Rated, which implies no opinion about the insurer’s financial security.

Plus (+) or minus (-) Following ratings from “AA” to “CCC” show relative standing within the major rating categories.

Fitch

          Insurer Financial Strength Ratings

                    A Fitch insurer financial strength rating (“IFS rating”) provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch Ratings may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

                    The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the ‘AA’ through ‘CCC’ categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of ‘BBB-’ and higher are considered to be “Secure”, and those of ‘BB+’ and lower are considered to be “Vulnerable”.

AAA

EXCEPTIONALLY STRONG. Insurers assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA

VERY STRONG. Insurers are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A

STRONG. Insurers are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB

GOOD. Insurers are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB

Moderately Weak. Insurers are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B

Weak. Insurers are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, CC, C

Very Weak. Insurers rated in any of these three categories are viewed as very weak with a very poor capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A ‘CC’ rating indicates that some form of insolvency or liquidity impairment appears probable. A ‘C’ rating signals that insolvency or a liquidity impairment appears imminent.

DDD, DD, D

Distressed. These ratings are assigned to insurers that have either failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the ‘DDD’-’D’ range, those companies rated ‘DDD’ have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contract holders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated ‘DD’ show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated ‘D’ are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

“+” or “-”

may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘CCC’ category.

          Short-Term Insurer Financial Strength Ratings

                    A Fitch Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.

                    Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

                    The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of ‘F1’, ‘F2’ and ‘F3’ are considered to be “Secure”, while those of ‘B’ and below are viewed as “Vulnerable”.

F1

STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3

MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a ‘vulnerable’ rating category.

B	WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D	DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

                    Moody’s ratings for short-term municipal obligations are designated “Moody’s Investment Grade (“MIG”) or “Variable Moody’s Investment Grade” (“VMIG”), in the case of variable rate demand obligations (VRDOs). For VRDOs, a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features. Those short-term obligations that are of speculative quality are designated SG.

MIG1/VMIG1	Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2	Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3	Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG	Speculative quality. Debt instruments in this category lack margins of protection.

S&P

                    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

Moody’s

                    Because of the fundamental differences between preferred stocks and bonds, a variation of our familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa	Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a

Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    Note: Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DBRS

          Preferred Share Rating Scale

                    The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category.

Pfd-1

Preferred shares rated “Pfd-1” are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. “Pfd-1” generally corresponds with companies whose senior bonds are rated in the “AAA” or “AA” categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2

Preferred shares rated “Pfd-2” are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, “Pfd-2” ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3

Preferred shares rated “Pfd-3” are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adversities present which detract from debt protection. “Pfd-3” ratings generally correspond with companies whose senior bonds are rated in the higher end of the “BBB” category.

Pfd-4

Preferred shares rated “Pfd-4” are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated “Pfd-4” generally coincide with entities that have senior bond ratings ranging from the lower end of the “BBB” category through the “BB” category.

Pfd-5

Preferred shares rated “Pfd-5” are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. The “Pfd-5” rating generally coincides with companies with senior bond ratings of “B” or lower. Preferred shares rated “Pfd-5” often have characteristics which, if not remedied, may lead to default.

“D”

A security rated D implies the issuer has either not met a scheduled dividend or principal payment or the issuer has made it clear it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

PART C

OTHER INFORMATION

Item 23.   Exhibits

(a)(1)	Second Amended and Restated Declaration of Trust effective May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(a)(2)	Third Amended and Restated Declaration of Trust effective May 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A filed on April 28, 2006 (Accession Number 0001193125-06-092692).

(a)(3)	Fourth Amended and Restated Declaration of Trust effective May 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (Accession Number 0001193125-06-122815).

(a)(4)	Form of Fifth Amended and Restated Declaration of Trust effective November 1, 2006. Filed herewith.

(b)	Amended and Restated By-Laws of JPMorgan Insurance Trust, dated January 16, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(c)	Rights of Shareholders.

THE FOLLOWING PORTIONS OF REGISTRANT’S AMENDED AND RESTATED DECLARATION OF TRUST FILED HEREWITH DEFINE THE RIGHTS OF SHAREHOLDERS:

Section 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 6.1. Beneficial Interest. The interest of the beneficiaries hereunder shall be divided into transferable shares of beneficial interest, without par value, of one or more series, pursuant to Section 6.9. The Trustees may divide each series into one or more Classes. The number of shares of beneficial interest authorized hereunder is unlimited. All Shares issued hereunder including, without limitation, Shares issued in connection with a dividend in Shares or a split of Shares, shall be fully paid and non-assessable.

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Without limiting the authority of the Trustees set forth in Section 6.9 to establish and designate any further series or Class or to classify or reclassify all or any part of the issued Shares of any series or Class to make them part of an existing or newly created series or Class or to amend rights and preferences of new or existing series or Class, including the following as set forth in the table below, all without Shareholder approval, there are hereby established and designated, subject to the provisions and rights of this Declaration:

Series Name	Classes
JPMorgan Insurance Trust Balanced Portfolio	Class 1
JPMorgan Insurance Trust Core Bond Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Equity Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	Class 1
JPMorgan Insurance Trust Equity Index Portfolio	Class 1
JPMorgan Insurance Trust Government Bond Portfolio	Class 1
JPMorgan Insurance Trust International Equity Portfolio	Class 2
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Large Cap Value Portfolio	Class 2
JPMorgan Insurance Trust Small Cap Equity Portfolio	Class 2

Section 6.2. Rights of Shareholders. The ownership of the Trust Property of every description and the right to conduct any business hereinbefore described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than

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the beneficial interest conferred by their Shares, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust, nor can they be called upon to assume any losses of the Trust or suffer an assessment of any kind by virtue of their ownership of Shares. The Shares shall be personal property giving only the rights in the Declaration specifically set forth. The Shares shall not entitle the holder to preference, pre-emptive, appraisal, conversion or exchange rights, except as the Trustees may determine with respect to any series of Shares.

Section 6.3. Trust Only. It is the intention of the Trustees to create only the relationship of Trustee and beneficiary between the Trustees and each Shareholder from time to time. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment or any form of legal relationship other than a Trust. Nothing in the Declaration shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

Section 6.4. Issuance or Shares. The Trustees, in their discretion, may, from time to time without vote of Shareholders, issue Shares, in addition to the then issued and outstanding Shares and Shares held in the treasury to such party or parties and for such amount and type of consideration, including cash or property, at such time or times (including, without limitation, each business day in accordance with the determination of net asset value per Share as set forth in Section 8.3 hereof), and on such terms as the Trustees may deem best, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole shares and/or 1/1,000ths of a Share or integral multiples thereof.

Section 6.5. Register of Shares; Share Certificates. A register will be kept at the principal office of the Trust or at an office of the Transfer Agent which shall contain the names and addresses of the Shareholders and the number of Shares held by them respectively and a record of all transfers thereof. Such register shall be conclusive as to who are the holders of the Shares and who shall be entitled to receive dividends or distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or distribution, nor to have notice given to him or her as herein or in the Bylaws provided, until he or she has given his or her address to the Transfer Agent or such other officer or agent of the Trustees as shall keep the said register for entry thereon. It is not contemplated that certificates will be issued for the Shares; however, the Trustees, in their discretion, may authorize the issuance of Share certificates and promulgate appropriate rules and regulations as to their use.

Section 6.6. Transfer of Shares. Shares shall be transferable on the records of the Trust only by the recordholder thereof or by his or her agent thereunto duly authorized in

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writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer, together with such evidence of the genuineness of each such election and authorization and of other matters as may reasonably be required. Upon such delivery, the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

Any person becoming entitled to any Shares in consequence of the death, bankruptcy, or incompetence of any Shareholder, or otherwise by operation of law, shall be recorded on the register of Shares as the holder of such Shares upon production of the proper evidence thereof to the Trustees or the Transfer Agent, but until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by notice of the proposed transfer.

Section 6.7. Notices. Any and all notices to which any Shareholder may be entitled and any and all communications shall be deemed duly served or given if mailed, postage prepaid, addressed to any Shareholder of record at his or her last known address as recorded on the register of the Trust.

Section 6.8. Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Section 2.2 hereof or as required by Section 16(a) of the 1940 Act; (ii) with respect to any investment advisory or management contract as provided in Section 4.1; (iii) with respect to termination of the Trust as provided in Section 9.2; (iv) with respect to any amendment of the Declaration to the extent and as provided in Section 9.3.; (v) with respect to any merger, consolidation or sale of assets as provided in Section 9.4; (vi) with respect to incorporation of the Trust to the extent and as provided in Section 9.5.; (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (viii) with respect to such additional matters relating to the Trust as may be required by the Declaration, the Bylaws, the 1940 Act or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to proportionate fractional vote, except that Shares held in the treasury of the Trust shall not be voted and that the Trustees may, in conjunction with the establishment of any series of Shares, establish conditions under which the several series shall have separate voting rights or no voting rights. There shall be no cumulative voting in the election of Trustees. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration or the Bylaws to be taken by Shareholders. The Bylaws may include further provisions for Shareholders’ votes and meetings and related matters.

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Section 6.9. Series or Class Designation. The Trustees, in their discretion, may authorize the division of Shares into series or multiple Classes of the authorized series, and the different series shall be established and designated, and the variations in the relative rights and preferences as between the different series or Classes shall be fixed and determined by the Trustees, provided that all Shares shall be identical, except that there may be variations so fixed and determined between different series or Classes as to investment objective, purchase price, right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and on liquidation, conversion rights, and conditions under which the several series or Classes shall have separate voting rights. All references to Shares in the Declaration shall be deemed to be shares of any or all series or Class as the context may require.

If the Trustees shall divide the shares of the Trust into two or more series or Classes, the following provisions shall be applicable:

(a) The number of authorized shares and the number of shares of each series or Class that may be issued shall be unlimited. The Trustees may classify or reclassify any unissued shares or any shares previously issued and reacquired of any series or Class into one or more series or Class that may be established and designated from time to time. The Trustees may hold as treasury shares (of the same or some other series or Class), reissue for such consideration and on such terms as they may determine, or cancel any shares of any series reacquired by the Trust at their discretion from time to time.

(b) The power of the Trustees to invest and reinvest the Trust Property shall be governed by Section 3.2 of this Declaration with respect to the 12 existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series and the power of the Trustees to invest and reinvest assets applicable to any such additional series shall be as set forth in the instrument of the Trustees establishing such series, which is hereinafter described.

(c) All consideration received by the Trust for the issue or sale of shares of a particular series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that series for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable. Each such allocation by the Trustees shall be conclusive and binding upon the shareholders of all series for all purposes.

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(d) The assets belonging to each particular series shall be charged with the liabilities of the Trust in respect of that series and all expenses, costs, charges and reserves attributable to that series, except that all expenses, costs, charges and reserves attributable solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series or Class shall be allocated and charged by the Trustees to and among any one or more of the series established and designated from time to time in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all series and Classes for all purposes. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the shareholders.

(e) All the Shares of each particular series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such series), and each Share of any particular series shall be equal to each other Share of that series. With respect to any Class of a series, each such Class shall represent interests in the assets of that series and have the same voting, dividend, liquidation and other rights and terms and conditions as each other Class of that series, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

(f) The power of Trustees to pay dividends and make distributions shall be governed by Section 8.2 of this Declaration with respect to the 12 existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series. With respect to any other series or Class, dividends and distributions on shares of a particular series or Class may be paid with such frequency as the Trustees may determine, which may be daily or otherwise, pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of shares of that series or Class, from such of the income and capital gains, accrued or realized, from the assets belonging to that series, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that series or Class. All dividends and distributions on shares of a particular series shall be distributed pro rata to the holders of that series in proportion to the number of shares of that series or Class held by all such holders at the date and time of record established for the payment of such dividends or distributions.

The dividends and distributions of investment income and capital gains with respect to Shares of a Class of a series shall be in such amount as may be declared from time to time by the Trustees, and such dividends and distributions may vary between the Classes to reflect differing allocations of the expenses of the Trust between the Classes to such extent and for such purposes as the Trustees may deem appropriate.

The establishment and designation of any additional series or Class of shares shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of such series, or as otherwise provided in such instrument. At any time that there are no shares outstanding of any particular series previously established and designated, the Trustees may, by an instrument executed by a majority of their number, abolish that series and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration.

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Section 7.1. Redemptions. In case any Shareholder at any time desires to dispose of his or her Shares, he or she may deposit his or her certificate or certificates therefor, duly endorsed in blank or accompanied by an instrument of transfer executed in blank, or if the Shareholder has no certificates, a written request or other such form of request as the Trustees may from time to time authorized, at the office of the Transfer Agent or at the office of any bank or trust company, either in or outside of Massachusetts, which is a member of the Federal Reserve System and which the said Transfer Agent has designated in writing for that purpose, together with an irrevocable offer in writing in a form acceptable to the Trustees to sell the Shares represented thereby to the Trust at the net asset value thereof per Share, determined as provided in Section 8.1 thereof, next after such deposit. Payment for said Shares shall be made to the Shareholder within seven (7) days after the date on which the deposit is made, unless: (i) the date of payment is postponed pursuant to Section 7.2 hereof, or (ii) the receipt, or verification of receipt, of the purchase price for the Shares to be redeemed is delayed, in either of which event payment may be delayed beyond seven (7) days.

Section 7.2. Suspension of Right of Redemption. The Trust may declare a suspension of the right of redemption or postpone the date of payment or redemption for the whole or any part of any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing; (ii) during which trading on the New York Stock Exchange is restricted; (iii) during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (iv) during any other period when the Commission may for the protection of security holders of the Trust by order permit suspension of the right of redemption or postponement of the date of payment or redemption; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (ii), (iii), or (iv) exist. Such suspension shall take effect at such time as the Trust shall specify, but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption until the Trust shall declare the suspension at an end, except that the suspension shall terminate in any event on the first day on which said stock exchange shall have reopened or the period specified in (ii) or (iii) shall have expired (as to which, in the absence of an official ruling by the Commission, the determination of the Trust shall be conclusive). In the case of a suspension of the right of redemption, a Shareholder may either withdraw his or her request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

Section 7.3. Redemption of Shares; Disclosure of Holding. If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares or other securities of the Trust has or may become concentrated in any Person to an extent which would disqualify the Trust as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power by lot or other means deemed equitable by them (i) to call for redemption by any such Person of a number, or principal amount, of Shares or other securities of the Trust sufficient to maintain or bring the direct or indirect ownership of Shares or other securities of the Trust into conformity with the requirements for such qualification; and (ii) to refuse to transfer or issue Shares or other securities of the

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Trust to any Person whose acquisition of the Shares or other securities of the Trust in question would result in such disqualification. The redemption shall be effected at the redemption price and in the manner provided in Section 7.1.

The holders of Shares or other securities of the Trust shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares or other securities of the Trust as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other authority.

Section 7.4. Redemptions of Accounts of Less Than $500. The Trustees shall have the power at any time to redeem Shares of any Shareholder at a redemption price determined in accordance with Section 7.1, if at such time the aggregate net asset value of the Shares in such Shareholder’s account is less than $500. A Shareholder will be notified that the value of his or her account is less than $500 and allowed thirty (30) days to make an additional investment before redemption is processed.

Section 8.1. Net Asset Value. For all purposes under this Declaration of Trust, the net asset value shall be determined by the Trustees as soon as possible after the close of the New York Stock Exchange on each business day upon which such Exchange is open, such net asset value to become effective one hour after such close and remain in effect until the next determination of such net asset value becomes effective; provided, however, that the Trustees may in their discretion make a more frequent determination of the net asset value which shall become effective one hour after the time as of which such net asset value is determined.

Such net asset value shall be determined in the following manner:

(a) All securities listed on any recognized Exchange shall be appraised at the quoted closing sale prices and in the even that there was no sale of any particular security on such day the quoted closing bid price thereof shall be used, or if any such security was not quoted on such day or if the determination of the net asset value is being made as of a time other than the close of the New York Stock Exchange, then the same shall be appraised in such manner as shall be deemed by the Trustees to reflect its fair value.

All other securities and assets of the Trust, including cash, prepaid and accrued items, and dividends receivable, shall be appraised in such manner as shall be deemed by the Trustees to reflect their fair value.

(b) From the total value of the Trust Property as so determined shall be deducted the liabilities of the Trust, including reserves for taxes, and such expenses and liabilities of the Trust as may be determined by the Trustees to be accrued liabilities.

(c) The resulting amount shall represent the net asset value of the Trust Property. The net asset value of a Share of any series or Class shall be the result of the division of the net asset value of

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the underlying assets of that series or Class by the number of shares of that series or Class outstanding. The net asset value of the Trust Property and shares as so determined shall be final and conclusive.

Section 8.2. Distributions to Shareholders. The Trustees shall from time to time distribute ratably among the Shareholders such proportion of the net profits, surplus (including paid-in surplus), capital, or assets held by the Trustees as they may deem proper. Such distribution may be made in cash or property (including without limitation any type of obligations of the Trust or any assets thereof), and the Trustees may distribute ratably among the Shareholders additional Shares issuable hereunder in such manner, at such times, and on such terms as the Trustees may deem proper. Such distributions may be among the Shareholders of record at the time of declaring a distribution or among the Shareholders of record at such later date as the Trustees shall determine. The Trustees may always retain from the net profits such amount s they may deem necessary to pay the debts or expenses of the Trust or to meet obligations of the Trust, or as they may deem desirable to use in the conduct of its affairs or to retain for future requirements or extensions of the business. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem appropriate.

Inasmuch as the computation of net income and gains for Federal Income Tax purposes may vary from the computation thereof on the books, the above provisions shall be interpreted to give the Trustees the power in their discretion to distribute for any fiscal year as ordinary dividends and as capital gains distributions, respectively, additional amounts sufficient to enable the Trust to avoid or reduce liability for taxes.

Section 8.3. Determination of Net Income. The term “net income” with respect to a series or Class of Shares is hereby defined as the gross earnings of the series or Class, excluding gains on sales of securities and stock dividends received, less the expenses of the Trust allocated to the series or Class by the Trustees in such manner as they determine to be fair and equitable or otherwise chargeable to the series or Class. The expenses shall include (1) taxes attributable to the income of the Trust exclusive of gains on sales, and (2) other charges properly deductible for the maintenance and administration of the Trust; but there shall not be deducted from gross or net income any losses on securities, realized or unrealized. The Trustees shall otherwise have full discretion to determine which items shall be treated as income and which items as capital and their determination shall be binding upon the Beneficiaries.

Section 8.4. Power to Modify Foregoing Procedures. Notwithstanding any of the foregoing provisions of this Article VIII, the Trustees may prescribe, in their absolute discretion, such other bases and times for determining the per Share net asset value of the Shares or net income, or the declaration and payment of dividends and distributions s they may deem necessary or desirable. Without limiting the generality of the foregoing, the Trustees may establish additional series or Classes of Shares in accordance with Section 6.9.

Section 9.2. Termination of Trust. (a) The Trust, or any series or Class, must be terminated:

(i) by the affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote at any meeting of Shareholders, or (ii) by an instrument in

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writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series or Class of Shares, or (iii) by the Trustees by written notice to the Shareholders.

Upon the termination of the Trust:

(i) The Trust shall carry on no business except for the purpose of winding up its affairs.

(ii) The Trustees shall proceed to wind up the affairs of the Trust and all of the powers of the Trustees under this Declaration shall continue until the affairs of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect its assets, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more persons at public or private sale for consideration which may consist in whole or in part of cash, securities or other property of any kind, discharge or pay its liabilities, and to do all other acts appropriate to liquidate its business; provided that any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all the Trust Property shall require Shareholder approval in accordance with Section 9.4 hereof.

(iii) After paying or adequately providing for the payment of all liabilities, and upon receipt of such releases, indemnities and refunding agreements, as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property, in cash or in kind or partly each, among the Shareholders according to their respective rights.

(iv) After termination of the Trust and distribution to the Shareholders as herein provided, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination, and the Trustees shall thereupon be discharged from all further liabilities and duties hereunder, and the rights and interests of all Shareholders shall thereupon cease.

Section 9.3. Amendment Procedure. (a) This Declaration may be amended by a Majority Shareholder Vote or by any instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than a majority of the Shares outstanding and entitled to vote. The Trustees may also amend this Declaration without the vote or consent of Shareholders to designate series or Classes in accordance with Section 6.9 hereof, to change the name of the Trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or if they deem it necessary to conform this Declaration to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

(b) No amendments may be made under this Section 9.3 which would change any rights with respect to any Shares of the Trust by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares

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outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

(c) A certificate signed by a majority of the Trustees setting forth an amendment and reciting that it was duly adopted by the Shareholders or by the Trustees as aforesaid or a copy of the Declaration, as amended, and executed by a majority of the Trustees, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

Section 9.4. Merger, Consolidation and Sale of Assets. The Trust may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust Property, including its goodwill, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose by affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series of Shares; provided, however, that, if such merger, consolidation, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, shall be sufficient authorization; and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to the statutes of the Commonwealth of Massachusetts.

Section 9.5. Incorporation. With the approval of the holders of a majority of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, the Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect. Nothing contained herein shall be construed as requiring approval of Shareholders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organization or entities.

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ARTICLE X

Reports To Shareholders

The Trustees shall at least semi-annually submit to the Shareholders a written financial report of the transactions of the Trust, including financial statements which shall at least annually be certified by independent public accountants.

THE FOLLOWING PORTIONS OF REGISTRANT’S BYLAWS FILED HEREWITH DEFINE THE RIGHTS OF SHAREHOLDERS:

ARTICLE III

Shareholders

Section 1. Meetings. There is no requirement that the Trustees have annual meetings of the Shareholders. In the event the Trustees determine to have an annual meeting of the Shareholders, it shall be held at such place within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall designate. Special meetings of the Shareholders may be called at any time by a majority of the Trustees and shall be called by any Trustee upon written request of Shareholders holding in the aggregate not less than ten percent (10%) of the outstanding Shares having voting rights, such request specifying the purpose or purposes for which such meeting is to be called. Any such meeting shall be held within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall authorize. The holders of a majority of outstanding Shares present in person or by proxy shall constitute a quorum at any meeting of the Shareholders.

Section 2. Notice of Meetings. Notice of all meetings of the Shareholders, stating the time, place and purpose of the meeting, shall be given by the Trustees by mail to each Shareholder at his address as recorded on the register of the Trust, mailed at least ten (10) days and not more than sixty (60) days before the meeting. Only the business stated in the notice of the meeting shall be considered at such meeting. Any adjourned meeting may be held as adjourned without further notice. No notice need by given to any Shareholder who shall have failed to inform the Trust of his current address or if a written waiver of notice, executed before or after the meeting by the Shareholder or his attorney thereunto authorized, is filed with the records of the meeting.

Section 3. Record Date for Meetings. For the purpose of determining the Shareholders who are entitled to vote at any meeting, or to participate in any distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding thirty (30) days, as the Trustees may determine; or without closing the transfer books the Trustees may fix a date no more than ninety (90) days

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prior to the date of any meeting of Shareholders or distribution or other action as a record date for the determination of the persons to be treated as Shareholders of record for such purposes, except for dividend payments which shall be governed by the Declaration.

Section 4. Proxies. At any meeting of Shareholders, any holder of Shares entitled to vote thereat may vote by proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Trustees may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote. Each full Share shall be entitled to one vote and fractional Shares shall be entitled to a vote of such fraction. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the change or management of such Share, he may vote by his guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

Section 5. Quorum and Required Vote. Unless a larger quorum is expressly required by any provision of applicable 1aw, the Declaration, or these Bylaws, the presence (in person or by proxy) of a majority of the Shares entitled to vote shall constitute a quorum at a meeting of Shareholders. When any one or more series or classes of Shares is to vote as a single class separate from all other Shares, a majority of the Shares of each such series or class entitled to vote shall constitute a quorum at meeting of Shareholders of such series or class. Unless a larger vote is expressly required by any provision of applicable law, the Declaration, or these Bylaws, when a quorum is present at any meeting of Shareholders, a majority of the Shares voted (in person or by proxy) shall decide any question, including the election of any Trustee, provided that, where any provision of applicable law, the Declaration, or these Bylaws requires that the holders of any one or more series or classes of Shares shall vote as a single class separate from all other Shares, a majority of the Shares of such series or class voted on the matter, including the election of any Trustee, shall decide such matter insofar as such series or class is concerned.

Section 6. Adjournments. Broker non-votes, if any, will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting of Shareholders. Any business that might have been transacted at the meeting of Shareholders originally called may be transacted at any such adjourned meeting of Shareholders at which a quorum is present. Notice of adjournment of a meeting of Shareholders to another time or place does not need to be given if such time and place are announced at the meeting of Shareholders at which the adjournment is taken and the adjourned meeting of Shareholders is held within a reasonable time after the date set for the original meeting.

Section 7. Inspection of Records. The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation or as required by the 1940 Act.

(d)(1)	Form of Amended and Restated Investment Advisory Agreement dated February 17, 1999 by and between One Group Investment Trust and Banc One Investment Advisors Corporation is incorporated by reference to Post Effective Amendment No. 11 to Registrant’s registration statement on Form N-1A filed on March 26, 1999.

(d)(2)	Amended and Restated Investment Advisory Agreement dated May 1, 2006 by and between JPMorgan Insurance Trust and JPMorgan Investment Advisors Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(d)(3)	Investment Advisory Agreement dated August 15, 2006 by and between JPMorgan Insurance Trust, on behalf of JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio and JPMorgan Insurance Trust Small Cap Equity Portfolio, and JPMorgan Investment Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(e)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services effective May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(e)(2)	Form of Amended Schedule B to the Distribution Agreement, amended as of February 15, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(e)(3)	Form of Amended Schedule C to the Distribution Agreement, amended as of February 15, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(e)(4)	Form of Amended Schedule D to the Distribution Agreement, amended as of February 15, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(e)(5)	Amended Schedule E to the Distribution Agreement, amended as of May 18, 2006. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(e)(6)	Form of Amended Schedule F to the Distribution Agreement, amended as of February 15, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(f)	Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Post-Effective Amendment No. 15 to Registrant’s registration statement on Form N-1A filed on February 22, 2002.

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(g)(1)	Global Custody and Fund Accounting Agreement dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(g)(2)	Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(g)(3)	Form of Schedule A to the Global Custody and Fund Accounting Agreement (amended as of November 16, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(h)(1)(a)	Transfer Agency Agreement dated as of February 19, 2005 between Registrant and Boston Financial Data Services, Inc. (“BFDS”) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(h)(1)(b)	Amendment as of January 31, 2007 to the Transfer Agency Agreement between JPMorgan Funds and BFDS dated February 18, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(h)(1)(c)	Form of Appendix A to the Transfer Agency Agreement (amended as of February 15, 2007). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(h)(2)(a)	Administration Agreement between the Trust and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2006 (Accession Number 0001193125-06-042917).

(h)(2)(b)	Amendment, including amended Schedule A dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(h)(2)(c)	Form of Schedule B to the Administration Agreement (amended as of November 16, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(h)(3)	Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A filed on April 28, 2006 (Accession Number 0001193125-06-092692).

(h)(4)	Participation Agreement effective as of March 31, 1999 among One Group Investment Trust, Nationwide Advisory Services, Inc., Nationwide Investors Services, Inc., Banc One Investment Advisors Corporation, and Hartford Life and Annuity Insurance Company is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

(h)(5)	Amendment to Participation Agreement effective as of January 1, 2000 among Hartford Life and Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

(h)(6)	Fund Participation Agreement effective as of August 2, 1999 among American General Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, Nationwide Advisory Services, Inc., and Nationwide Investors Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

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(h)(7)	Amendment to Fund Participation Agreement effective as of January 1, 2000 among American General Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

(h)(8)	Fund Participation Agreement effective as of August 2, 1999 among PFL Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, Nationwide Advisory Services, Inc., and Nationwide Investors Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

(h)(9)	Amendment to Fund Participation Agreement effective as of January 1, 2000 among PFL Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

(h)(10)	Resignation Letter, dated December 28, 1999 of Nationwide Advisory Services, Inc. and Nationwide Investors Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

(h)(11)	Fund Participation Agreement effective as of February 1, 2000 among American General Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A filed on April 18, 2000.

(h)(12)	Amended and Restated Fund Participation Agreement dated as of September 1, 2002 among Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, One Group Investment Trust and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.

(h)(13)	Fund Participation Agreement effective as of April 3, 2003 by and among The Prudential Insurance Company of America, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.

(h)(14)	Servicing Agreement dated as of September 1, 2002 by and between One Group Investment Trust and Nationwide Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.

(h)(15)	Servicing Agreement dated as of September 1, 2002 by and between One Group Investment Trust and Nationwide Life and Annuity Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.

(h)(16)	Servicing Agreement dated as of November 1, 2002 by and between One Group Investment Trust and Nationwide Life and Annuity Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.

(h)(17)	Amended and Restated Servicing Agreement dated as of November 1, 2002 by and between One Group Investment Trust and Nationwide Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.

(h)(18)	Fund Participation Agreement effective as of February 2, 2004, by and among Federal Kemper Life Assurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).

(h)(19)	Fund Participation Agreement effective as of August 20, 2004 by and among Zurich Life Insurance Company of New York, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).

(h)(20)	Amended and Restated Participation Agreement effective as of June 10, 2004 by and among One Group Investment Trust, One Group Administrative Services, Inc., Banc One Investment Advisors Corporation and Hartford Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).

(h)(21)	Fund Participation Agreement effective June 10, 2004 by and among Pacific Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Incorporation and One Group Administrative Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).

(h)(22)	Fee Waiver Agreement for JPMorgan Investment Trust. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2006 (Accession Number 0001193125-06-042917).

(h)(23)	Fee Waiver Agreement for JPMorgan Insurance Trust dated August 2006. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement as filed on June 1, 2006 (Accession Number 0001193125-06-122815).

(h)(24)	Form of Fee Waiver Agreement for the Registrant's Portfolios (except JPMorgan Insurance Trust Small Cap Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio, and JPMorgan Insurance Trust International Equity Portfolio). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(h)(25)	Form of Fee Waiver Agreement for the JPMorgan Insurance Trust Small Cap Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio, and the JPMorgan Insurance International Equity Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(i)	Opinion of Ropes & Gray LLP , dated April 25, 2007 . Filed herewith.

(j)(1)	Consent of Ropes & Gray LLP , dated April 25, 2007 . Filed herewith.

(j)(2)	Consent of independent registered accountant , dated April 25, 2007 . Filed herewith.

(l)	None

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(m)(1)	Distribution Plan for JPMorgan Insurance Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).

(m)(2)	Form of Distribution Fee Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(n)	Rule 18f-3 Multi-Class Plan, adopted as of May 18, 2006, for the JPMorgan Insurance Trust. Incorporated herein reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).

(p)(1)	Code of Ethics for One Group Investment Trust and other related funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(p)(2)	Code of Ethics for JPMorgan Investment Advisors Inc. and J.P. Morgan Investment Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(p)(3)	Code of Ethics for JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

Copies of powers of attorney of Registrant’s trustees and officers whose names are signed to this Registration Statement pursuant to said powers of attorneys are filed herewith.

Item 24.   Persons Controlled By Or Under Common Control with Registrant

As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

Item 25.   Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Amended and Restated Declaration of Trust.

Section 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

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Section 5.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

SECTION 5.3. Mandatory Indemnification

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) Every person who is, or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claims, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof.

(ii) The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitations, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(ii) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust;

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraphs (b)(i) or (b)(ii) resulting in payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he or she did not engage in such conduct:

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(A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(B) by written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of any undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 5.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 5.3, a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth in this Section 5.3, in the discretion of the Board.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 26.   Business and Other Connections of Investment Advisor

See “Management of the Trust” in Part B. The business or other connection of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc (File No. 801-21011) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connection of each director and officer of JPMorgan Investment Advisors Inc is currently listed in the investment advisor registration on Form ADV for JPMorgan Investment Advisors Inc (File No. 801-40060) and is incorporated herein by reference.

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Item 27.   Principal Underwriters

(a) JPMorgan Distribution Services, Inc.  is the principal underwriter of the Registrant's shares.  JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.  JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, Ohio 43271.  JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P.Morgan Fleming Mutual Fund Group, Inc.
J.P.Morgan Mutual Fund Group
J.P.Morgan Mutual Fund Investment Trust
J.P.Morgan Series Trust II
JPMorgan Trust I
JPMorgan Trust II
JPMorgan Insurance Trust
JPMorgan Value Opportunities Fund Inc.
Undiscovered Managers Funds

(b) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

Name	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions With Registrant
George C.W. Gatch	Director and President	President
Michael R. Machulski	Director, Vice President and Treasurer	None
Robert L. Young	Director, Vice President	Senior Vice President
David J. Thorp, Jr.	Vice President	None
James C. Berry	Vice President & Secretary	None
Nancy E. Fields	Vice President	Assistant Secretary
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Anthony J. Horan	Assistant Secretary	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

Item 28.   Location of Accounts and Records

(1)	JPMorgan Investment Advisors Inc., 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

(2)	J.P. Morgan Investment Management Inc ., 245 Park Avenue, New York, NY 10167 (records relating to its functions as investment advisor).

(3)	JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 19, 2005), 1111 Polaris Parkway, Columbus, Ohio 43271 (records relating to its functions as Distributor for all Portfolios).

(4)	JPMorgan Funds Management, Inc. (named One Group Administrative Services, Inc. through February 19, 2005), 1111 Polaris Parkway, Columbus, Ohio 43271-1235 (records relating to its functions as Administrator for all Portfolios).

(5)	Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as transfer agent to the Portfolios).

(6)	JPMorgan Chase Bank, N.A. Three Chase Metro Tech Center, Brooklyn, New York 11245 (records relating to its functions as custodian).

(7)	Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005 (Minute Books).

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Item 29.   Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.   Undertakings

None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the C ity of Columbus, Ohio on the 27th day of April 2007.

JPMorgan Insurance Trust

(Registrant)

GEORGE C.W. GATCH*
George C.W. Gatch* President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of JPMorgan Insurance Trust has been signed below by the following persons in the capacities indicated on the 27th day of April 2007.

WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON, JR.*
William J. Armstrong Trustee	William G. Morton, Jr. Trustee

ROLAND R. EPPLEY, JR.*	ROBERT A. ODEN, JR.*
Roland R. Eppley, Jr. Trustee	Robert A. Oden, Jr. Trustee

JOHN F. FINN*	FERGUS REID, III*
John F. Finn Trustee	Fergus Reid, III Trustee and Chairman

DR. MATTHEW GOLDSTEIN*	FREDERICK W. RUEBECK*
Dr. Matthew Goldstein Trustee	Frederick W. Ruebeck Trustee

ROBERT J. HIGGINS*	JAMES J. SCHONBACHLER*
Robert J. Higgins Trustee	James J. Schonbachler Trustee

PETER C. MARSHALL*	LEONARD M. SPALDING, JR.*
Peter C. Marshall Trustee	Leonard M. Spalding, Jr. Trustee

MARILYN MCCOY*
Marilyn McCoy Trustee

Principal Accounting and Financial Officer		Principal Executive Officer

By	STEPHANIE J. DORSEY*	By	GEORGE C.W. GATCH*
	Stephanie J. Dorsey Treasurer		George C.W. Gatch* Treasurer

*By	/s/ ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-in-Fact

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JPMorgan Trust I JPMorgan Trust II J.P. Morgan Fleming Mutual Fund Group, Inc. J.P. Morgan Mutual Fund Group J.P. Morgan Mutual Fund Investment Trust	JPMorgan Investment Trust * Undiscovered Managers Funds UM Investment Trust UM Investment Trust II

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, John T. Fitzgerald, Michael C. Raczynski, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi and Thomas J. Smith, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ George C.W. Gatch
George C.W. Gatch	Dated: February 14, 2006.

*	Renamed JPMorgan Insurance Trust as of May 1, 2006

JPMorgan Trust I
JPMorgan Trust II
J.P. Morgan Fleming Mutual Fund Group, Inc.
J.P. Morgan Mutual Fund Group
J.P. Morgan Mutual Fund Investment Trust
JPMorgan Investment Trust *
Undiscovered Managers Funds
UM Investment Trust
UM Investment Trust II

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints George C.W. Gatch, Robert L. Young, Patricia A. Maleski, Jessica K. Ditullio, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, John T. Fitzgerald, Michael C. Raczynski, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi and Thomas J. Smith, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ Stephanie J. Dorsey
Stephanie J. Dorsey	Dated: February 14, 2006.

*	Renamed JPMorgan Insurance Trust as of May 1, 2006

JPMorgan Trust I JPMorgan Trust II J.P. Morgan Fleming Mutual Fund Group, Inc. J.P. Morgan Mutual Fund Group J.P. Morgan Mutual Fund Investment Trust	JPMorgan Investment Trust * Undiscovered Managers Funds UM Investment Trust UM Investment Trust II

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints George C.W. Gatch, Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, John T. Fitzgerald, Michael C. Raczynski, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi and Thomas J. Smith, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

This Powers of Attorney may be signed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same document.

/s/ William J. Armstrong	/s/ William G. Morton, Jr.
William J. Armstrong	William G. Morton, Jr.

/s/ Roland R. Eppley, Jr.	/s/ Robert A. Oden, Jr.
Roland R. Eppley, Jr.	Robert A. Oden, Jr.

/s/ John F. Finn	/s/ Fergus Reid, III
John F. Finn	Fergus Reid, III

/s/ Matthew Goldstein	/s/ Frederick W. Ruebeck
Matthew Goldstein	Frederick W. Ruebeck

/s/ Robert J. Higgins	/s/ James J. Schonbachler
Robert J. Higgins	James J. Schonbachler

/s/ Peter C. Marshall	/s/ Leonard M. Spalding, Jr.
Peter C. Marshall	Leonard M. Spalding, Jr.

/s/ Marilyn McCoy
Marilyn McCoy	Dated: February 14, 2006.

*	Renamed JPMorgan Insurance Trust as of May 1, 2006

Index to Exhibits

Exhibit No.	Description of Exhibits
(a)(4)	Form of Fifth Amended and Restated Declaration of Trust effective November 1, 2006.
(i)	Opinion of Ropes & Gray LLP.
(j)(1)	Consent of Ropes & Gray LLP.
(j)(2)	Consent of independent registered accountant.